                 As filed with the Securities and Exchange Commission
                                on  February 19, 1998


                                                       Registration No. 33-56094
                                                                        811-7428
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


                          SECURITIES AND EXCHANGE COMMISSION
                                WASHINGTON, D.C. 20549

                                  ------------------

                                      FORM N-1A

        REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933           [X]
              PRE-EFFECTIVE AMENDMENT NO. __                              [ ]
              POST-EFFECTIVE AMENDMENT NO.  51                            [X]

                                        AND/OR

      REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940     [X]
                                  AMENDMENT NO.  53

                           (Check appropriate box or boxes)

                                  ------------------

                           NICHOLAS-APPLEGATE MUTUAL FUNDS
                  (Exact Name of Registrant as Specified in Charter)

                            600 WEST BROADWAY, 30TH FLOOR
                             SAN DIEGO, CALIFORNIA 92101
             (Address of Principal Executive Offices, including Zip Code)

                                  ARTHUR E. NICHOLAS
                      C/O NICHOLAS-APPLEGATE CAPITAL MANAGEMENT
                            600 WEST BROADWAY, 30TH FLOOR
                             SAN DIEGO, CALIFORNIA 92101
                       (Name and Address of Agent for Service)

                             COPY TO:  ROBERT E. CARLSON
                        PAUL, HASTINGS, JANOFSKY & WALKER LLP
                        555 S. FLOWER STREET, TWENTIETH FLOOR
                            LOS ANGELES, CALIFORNIA 90071

                                  ------------------

                    APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:
                   AS SOON AS PRACTICABLE FOLLOWING EFFECTIVE DATE.

                                  ------------------


     [ ] immediately upon filing pursuant to paragraph (b)
     [ ] on ______________ pursuant to paragraph (b)
     [X]  60 days after filing pursuant to paragraph (a)(i)
     [ ] on ____________ pursuant to paragraph (a)(i)
     [ ] 75 days after filing pursuant to paragraph (a)(ii)
     [ ] on    (date)    pursuant to paragraph (a)(ii), of Rule 485
     [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment



     Pursuant to Rule 24f-2 under the Investment Company Act of 1940, Registrant has registered an indefinite number of shares by this Registration Statement. Registrant filed a Notice under such Rule for its fiscal year ended March 31, 1997 on May 30, 1997.

                                  ------------------

                                CROSS REFERENCE SHEET
                              (AS REQUIRED BY RULE 495)
N-1A ITEM NO.                                                  LOCATION
-------------                                                  --------
PART A

Item  1. Cover Page. . . . . . . . . . . . . .    Cover Page

Item  2. Synopsis. . . . . . . . . . . . . . .    Overview; Global Funds; U.S.
                                                  Funds; Fixed Income Funds

Item  3. Condensed Financial Information . . .    Global Funds; U.S. Funds;
                                                  Fixed Income Funds

Item  4. General Description of Registrant . .    Overview; Global Funds; U.S.
                                                  Funds; Fixed Income Funds

Item  5. Management of Fund. . . . . . . . . .    Organization and Management;
                                                  Portfolio Teams

Item  6. Capital Stock and Other Securities. .    Your Account

Item  7. Purchase of Securities Being Offered.    Your Account

Item  8. Redemption or Repurchase. . . . . . .    Your Account

Item  9. Pending Legal Proceedings . . . . . .    Not Applicable

PART B

Item 10. Cover Page. . . . . . . . . . . . . .    Cover Page

Item 11. Table of Contents . . . . . . . . . .    Table of Contents

Item 12. General Information and History . . .    General Information

Item 13. Investment Objectives and Policies. .    Investment Objectives,
                                                  Policies and Risks; Investment
                                                  Restrictions

Item 14. Management of the Fund. . . . . . . .    Trustees and Officers;
                                                  Administrators; Distributor

Item 15. Control Persons and Principal
         Holders of Securities . . . . . . . .    Not Applicable

Item 16. Investment Advisory and Other
         Services. . . . . . . . . . . . . . .    Administrators; Investment
                                                  Adviser; Distributor;
                                                  Custodian, Transfer and
                                                  Dividend Disbursing Agent,
                                                  Independent Auditors and Legal
                                                  Counsel

Item 17. Brokerage Allocation and Other
         Practices . . . . . . . . . . . . . .    Portfolio Transactions and
                                                  Brokerage

Item 18. Capital Stock and Other Securities. .    Miscellaneous

Item 19. Purchase, Redemption and Pricing
         of Securities Being Offered . . . . .    Purchase and Redemption of
                                                  Fund Shares; Shareholder
                                                  Services

Item 20. Tax Status. . . . . . . . . . . . . .    Dividends, Distributions and
                                                  Taxes

Item 21. Underwriters. . . . . . . . . . . . .    Distributor

Item 22. Calculation of Performance Data . . .    Performance Information

Item 23. Financial Statements. . . . . . . . .    Not Applicable

PART C
     Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C to the Registration Statement.

                              NICHOLAS/APPLEGATE(R)
                              M U T U A L  F U N D S

PRELIMINARY PROSPECTUS

    The prospectus contains vital information about the Class I Shares of these Funds. For your own benefit and protection, please read it before you invest, and keep it on hand for future reference.

    Please note that these shares

    - are not bank deposits

    - are not federally insured

    - are not endorsed by any bank or government agency

    - are not guaranteed to achieve their investment objectives


    THE EMERGING MARKETS BOND FUND, LATIN AMERICA FUND, STRATEGIC INCOME FUND AND HIGH YIELD BOND FUND MAY INVEST WITHOUT LIMITATION IN DEBT SECURITIES RATED BELOW INVESTMENT GRADE, SOMETIMES REFERRED TO AS "JUNK BONDS." THESE LOWER-RATED SECURITIES ARE SPECULATIVE AND INVOLVE GREATER RISKS, INCLUDING DEFAULT, THAN HIGHER-RATED SECURITIES. SEE "RISK FACTORS AND SPECIAL CONSIDERATIONS."


    LIKE ALL MUTUAL FUND SHARES, THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

GLOBAL FUNDS

GLOBAL BLUE CHIP
INTERNATIONAL CORE GROWTH
WORLDWIDE GROWTH
INTERNATIONAL SMALL CAP GROWTH
GLOBAL GROWTH & INCOME
EMERGING COUNTRIES
GLOBAL TECHNOLOGY
EMERGING MARKETS BOND
PACIFIC RIM
GREATER CHINA
LATIN AMERICA

US FUNDS

LARGE CAP GROWTH
CORE GROWTH
VALUE
EMERGING GROWTH
MINICAP
INCOME & GROWTH
BALANCED GROWTH

FIXED INCOME FUNDS

SHORT INTERMEDIATE
FULLY DISCRETIONARY
STRATEGIC INCOME
HIGH YIELD BOND


         , 1998
---------

    SUBJECT TO COMPLETION: DECEMBER 15, 1997. INFORMATION CONTAINED HEREIN IS SUBJECT TO COMPLETION OR AMENDMENT. A REGISTRATION STATEMENT RELATING TO THESE SECURITIES HAS BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION. THESE SECURITIES MAY NOT BE SOLD NOR MAY AN OFFER TO BUY BE ACCEPTED PRIOR TO THE TIME THE PROSPECTUS IS DELIVERED IN FINAL FORM. UNDER NO CIRCUMSTANCES SHALL THIS PRELIMINARY PROSPECTUS CONSTITUTE AN OFFER TO SELL OR THE SOLICITATION OF AN OFFER TO BUY NOR SHALL THERE BE ANY SALE OF THESE SECURITIES IN ANY JURISDICTION IN WHICH SUCH OFFER, SOLICITATION OR SALE WOULD BE UNLAWFUL PRIOR TO REGISTRATION OR QUALIFICATION UNDER THE SECURITIES LAW OF SUCH JURISDICTION.

TABLE OF CONTENTS

                                                   OVERVIEW...............................      3

A FUND BY FUND LOOK AT GOALS,                      GLOBAL FUNDS
                                                   GLOBAL BLUE CHIP.......................       4
STRATEGIES, RISKS, AND                             INTERNATIONAL CORE GROWTH..............       6
                                                   WORLDWIDE GROWTH.......................       8
FINANCIAL HISTORY.                                 INTERNATIONAL SMALL CAP GROWTH.........      10
                                                   GLOBAL GROWTH & INCOME.................      12
                                                   EMERGING COUNTRIES.....................      14
                                                   GLOBAL TECHNOLOGY......................      16
                                                   EMERGING MARKETS BOND..................      18
                                                   PACIFIC RIM............................      20
                                                   GREATER CHINA..........................      22
                                                   LATIN AMERICA..........................      24

                                                   US FUNDS
                                                   LARGE CAP..............................      26
                                                   CORE GROWTH............................      28
                                                   VALUE..................................      30
                                                   EMERGING GROWTH........................      32
                                                   MINICAP................................      34
                                                   INCOME & GROWTH........................      36
                                                   BALANCED GROWTH........................      38

                                                   FIXED INCOME FUNDS
                                                   SHORT INTERMEDIATE.....................      40
                                                   FULLY DISCRETIONARY....................      42
                                                   STRATEGIC INCOME.......................      44
                                                   HIGH YIELD BOND........................      46

POLICIES AND INSTRUCTIONS FOR                      SIMPLIFIED ACCOUNT
                                                   INFORMATION
OPENING, MAINTAINING AND                           Opening an Account.....................      48
                                                   Buying Shares..........................      48
CLOSING AN ACCOUNT IN ANY                          Selling and Redeeming Shares...........      49
                                                   Signature Guarantees...................      50
FUND.                                               Exchanging Shares......................      50

                                                   YOUR ACCOUNT
                                                   Transaction Policies...................      51
                                                   Features and Account Policies..........      51

DETAILS THAT APPLY TO THE                          ORGANIZATION AND MANAGEMENT
FUNDS AS A GROUP.                                  Investment Adviser Compensation........      53
                                                   Administrator Compensation.............      53
                                                   Distributor............................      53
                                                   Portfolio Trades.......................      53
                                                   Investment Objectives..................      53
                                                   Diversification........................      53
                                                   Portfolio Teams........................      54

                                                   RISK FACTORS AND SPECIAL
                                                   CONSIDERATIONS                               58

OVERVIEW

FUND INFORMATION

CONCISE FUND DESCRIPTIONS BEGIN ON THE NEXT PAGE. EACH DESCRIPTION PROVIDES THE FOLLOWING INFORMATION:

INVESTMENT OBJECTIVE

The Fund's particular investment goal.

INVESTMENT STRATEGY

The strategy the Fund intends to use in pursuing the investment objective.

PRINCIPAL INVESTMENTS

The primary types of securities in which the Fund invests. Secondary investments are described in "Risk Factors and Special Considerations" at the end of the prospectus.

RISK FACTORS

The major risk factors associated with the Fund. Other risk factors are also described in "Risk Factors and Special Considerations."

INVESTOR EXPENSES

The overall costs borne by an investor in the Class I Shares, including sales charges and annual expenses.

FINANCIAL HIGHLIGHTS

A table showing the financial performance for each predecessor Portfolio since inception.

GOAL OF THE NICHOLAS-APPLEGATE MUTUAL FUNDS


The Nicholas-Applegate Mutual Funds (the "Trust") are designed to provide investors with a well-rounded investment program by offering investors various portfolios each with different investment objectives and policies (each a "Fund"). The Class I Shares of each Fund represent interests in a portfolio of an open-end management investment company (a mutual fund).


Each Fund employs its own strategy and has its own risk/reward profile. Because you could lose money by investing in these Funds, be sure to read all risk disclosures carefully before investing.

WHO MAY WANT TO INVEST IN THE EQUITY FUNDS


    - those investing for retirement or other long-term goals

    - those who want higher potential for gain but are willing to accept higher risks associated with investing in foreign companies

    - those who want professional portfolio management


WHO MAY NOT WANT TO INVEST IN THE EQUITY FUNDS

    - those who are investing with a shorter time frame

    - those who are uncomfortable with an investment that will go up and down in value

    - those who are unable to accept the special risks associated with foreign investing

WHO MAY WANT TO INVEST IN THE FIXED INCOME FUNDS

    - those who are investing for retirement or other long-term goals

    - those who desire current income

    - those who want a high level of liquidity

    - those who want professional portfolio management

WHO MAY NOT WANT TO INVEST IN THE FIXED INCOME FUNDS

    - those who are investing with a shorter time frame

    - those who are uncomfortable with an investment that will go up and down in value

THE INVESTMENT ADVISER


Nicholas-Applegate Capital Management (the "Investment Adviser") serves as investment adviser to the Funds. Arthur E. Nicholas and 23 other partners with a staff of approximately 400 employees currently manage over $30 billion of discretionary assets for numerous clients, including employee benefit plans of corporations, public retirement systems and unions, university endowments, foundations, and other institutional investors and individuals.

GLOBAL BLUE CHIP FUND

INVESTMENT OBJECTIVE

Maximum long-term capital appreciation.

INVESTMENT STRATEGY

   The Fund's Investment Adviser follows a global investment strategy of investing primarily in common stocks traded in U.S. and foreign securities markets. The Investment Adviser focuses on a "bottom-up" analysis that evaluates the financial conditions and competitiveness of individual companies worldwide. It uses a blend of both traditional fundamental research, calling on the expertise of many external analysts in different countries throughout the world, and systematic disciplines to uncover signs of "change at the margin"--positive business developments which are not yet fully reflected in a company's stock price. It gathers financial data on 20,000 companies in over 50 countries, and searches for successful, growing companies managing change advantageously and poised to exceed growth expectations.

    The Fund invests primarily in companies that have substantial capitalization -generally in the top two-thirds of publicly traded companies worldwide -companies that have an established history of earnings, easy access to credit, good industry position, and a reputation as a global leader in their industry.

PRINCIPAL INVESTMENTS

    Under normal conditions, the Fund invests at least 65% of its total assets in securities of issuers located in at least three different countries, one of which may be the U.S.

    Under normal conditions, the Fund invests at least 75% of its total assets in common and preferred stocks, warrants and convertible securities. It invests the remainder primarily in debt securities of any maturity issued by foreign companies and foreign governments and their agencies and instrumentalities. The Fund may invest up to 10% of its total assets in debt securities rated Baa or BBB, or, if unrated, of comparable quality, and up to 5% of its total assets in debt securities rated Ba or BB, or, if unrated, of comparable quality. The Fund may also use options, futures contracts and interest rate and currency swaps as hedging techniques.

PORTFOLIO MANAGEMENT

    Portfolio Management: The Investment Adviser emphasizes a team approach to portfolio management to maximize its overall effectiveness. For a complete listing of the portfolio team, see "Portfolio Teams" on page 54.

RISK FACTORS

    The value of the Fund's investments varies day to day in response to the activities of individual companies and general market and economic conditions. As with any international fund, performance also depends upon changing values in foreign currencies, different political and regulatory environments, and other overall economic factors in the countries where the Fund invests. To the extent the Fund invests in bonds rated BBB or Baa and below, such bonds may have speculative characteristics and changes in economic conditions may affect their ability to make interest and principal payments. For a further explanation, see "Risk Factors and Special Considerations" starting on page 58.

INVESTOR EXPENSES--CLASS I SHARES


    Investors pay various expenses, either directly or indirectly. Actual expenses may be more or less than those known.



SHAREHOLDER TRANSACTION EXPENSES:
Maximum sales charge on purchases...................................................    None
Sales charge on reinvested dividends................................................    None
Deferred sales charge...............................................................    None
Redemption fee......................................................................    None
Exchange fee........................................................................    None

ANNUAL FUND OPERATING EXPENSES AS A PERCENTAGE OF AVERAGE NET ASSETS: (after expense deferral)

Management fees.....................................................................    0.80%
12b-1 expenses......................................................................    None
Other expenses (after expense deferral)(1)..........................................    0.40%
Total operating expenses (after expense deferral)(1)................................    1.20%


------------------------

(1) The Investment Advisor has agreed to defer its management fees and to absorb other operating expenses. Other expenses and Total operating expenses are expected to be 2.00% and 2.80%, respectively, absent the deferral. See "Investment Adviser Compensation."

EXAMPLE:

    THE TABLE SHOWS WHAT YOU WOULD PAY IF YOU INVESTED $1,000.00 OVER THE VARIOUS TIME FRAMES INDICATED. THE EXAMPLE ASSUMES YOU REINVESTED ALL DIVIDENDS AND THAT THE AVERAGE ANNUAL RETURN WAS 5%.

               1 YEAR                                 3 YEARS
-------------------------------------  -------------------------------------
                 $14                                    $44

------------------------

    This example is for comparison purposes only and is not a representation of the Fund's actual expenses and returns, either past or future.

INTERNATIONAL CORE GROWTH FUND

INVESTMENT OBJECTIVE

Maximum long-term capital appreciation.

INVESTMENT STRATEGY

    The Fund's Investment Adviser focuses on a "bottom-up" analysis that evaluates the financial conditions and competitiveness of individual companies worldwide. It uses a blend of both traditional fundamental research, calling on the expertise of many external analysts in different countries throughout the world, and systematic disciplines to uncover signs of "change at the margin"--positive business developments which are not yet fully reflected in a company's stock price. It gathers financial data on 20,000 companies in over 50 countries, and searches for successful, growing companies managing change advantageously and poised to exceed growth expectations.

PRINCIPAL INVESTMENTS

    The Fund invests in the larger capitalized companies in each country. Generally, this means issuers in each country whose market capitalizations are in the top 75% of publicly traded companies as measured by capitalizations in that country. Under normal conditions, the Fund invests at least 65% of its total assets in securities of issuers located in at least three countries outside the U.S. The Fund may invest up to 35% of its total assets in U.S. issuers.


    Under normal conditions, the Fund invests at least 75% of its total assets in common and preferred stocks, warrants and convertible securities. It invests the remainder primarily in investment grade debt securities of any maturity issued by foreign companies and foreign governments and their agencies and instrumentalities. The Fund may also use options and futures contracts as hedging techniques.

PORTFOLIO MANAGEMENT

    The Investment Adviser emphasizes a team approach to portfolio management to maximize its overall effectiveness. For a complete listing of the portfolio team, see "Portfolio Teams" on page 54.

RISK FACTORS

    The value of the Fund's investments varies from day to day in response to the activities of individual companies and general market and economic conditions. As with any international fund, performance also depends upon changing values in foreign currencies, different political and regulatory environments, and other overall economic factors in the countries where the Fund invests. For further explanation, see "Risk Factors and Special Considerations" starting on page 58.

INVESTOR EXPENSES--CLASS I SHARES

    Investors pay various expenses, either directly or indirectly. Actual expenses may be more or less than those shown.

SHAREHOLDER TRANSACTION EXPENSES:

Maximum sales charge on purchases...................................................    None
Sales charge on reinvested dividends................................................    None
Deferred sales charge...............................................................    None
Redemption fee......................................................................    None
Exchange fee........................................................................    None

ANNUAL FUND OPERATING EXPENSES AS A PERCENTAGE OF AVERAGE NET ASSETS: (after expense deferral)

Management fees.....................................................................    1.00%
12b-1 expenses......................................................................    None
Other expenses (after expense deferral)(1)..........................................    0.40%
Total operating expenses (after expense deferral)(1)................................    1.40%

------------------------

(1) The Investment Adviser has agreed to defer its management fees and to absorb other operating expenses. Total operating expenses would have been 3.14% and Other expenses would have been 2.14% absent the deferral. See "Investment Adviser Compensation."

EXAMPLE:

    THE TABLE SHOWS WHAT YOU WOULD PAY IF YOU INVESTED $1,000 OVER THE VARIOUS TIME FRAMES INDICATED. THE EXAMPLE ASSUMES YOU REINVEST ALL DIVIDENDS AND THE AVERAGE ANNUAL RETURN IS 5%.

 1 YEAR     3 YEARS    5 YEARS   10 YEARS
---------  ---------  ---------  ---------
   $14        $44        $77       $168

------------------------

    This example is for comparison purposes only and is not a representation of the Fund's actual expenses and returns, either past or future.

FINANCIAL HIGHLIGHTS

    The following schedule provides selected data for a share of capital stock of the predecessor Institutional Portfolio outstanding throughout each period indicated. The figures for the period ending September 30, 1997 are unaudited. The other figures have been audited by Ernst & Young L.L.P., with respect to the fiscal year ended March 31, 1997. Please read in conjunction with the Trust's 1997 Annual Report and 1997-1998 Semi-Annual Report.

                                                                                            12/27/96      4/1/97
                                                                                           TO 3/31/97   TO 9/30/97
                                                                                           -----------  -----------
PER SHARE DATA:
Net asset value, beginning of period.....................................................   $   12.50    $   14.13
Income from investment operations:
  Net investment income (deficit)........................................................      --           --
  Net realized and unrealized gains (losses) on securities and foreign currency..........        1.63         3.80
                                                                                           -----------  -----------
Total from investment operations.........................................................        1.63         3.80

Less distributions:
  Dividends from net investment income...................................................      --           --
  Distributions from capital gains.......................................................      --           --
                                                                                           -----------  -----------
Net asset value, end of period...........................................................   $   14.13    $   17.93
                                                                                           -----------  -----------
TOTAL RETURN:............................................................................       13.04%       26.89%

RATIOS/SUPPLEMENTAL DATA:
Net Assets ($000), end of period.........................................................   $   4,593    $  34,813
Ratio of expenses to average net assets, after expense reimbursement+....................        1.40%*       1.29%*
Ratio of expenses to average net assets, before expense reimbursement+...................        3.14%*       1.85%*
Ratio of net investment income (deficit) to average net assets, after expense
  reimbursement+.........................................................................        0.43%*       0.26%*
Ratio of net investment income (deficit) to average net assets, before expense
  reimbursement+.........................................................................       (0.41%)*     (0.30%)*
Portfolio turnover**.....................................................................       75.53%       89.81%
Average commission rate paid**...........................................................   $  0.0106    $  0.0111

------------------------

*   Annualized

**  For corresponding Series of the Master Trust

+   Includes expenses allocated from Master Trust

WORLDWIDE GROWTH FUND

INVESTMENT OBJECTIVE

    Maximum long-term appreciation.

INVESTMENT STRATEGY

    The Fund's Investment Adviser focuses on a "bottom-up" analysis that evaluates the financial conditions and competitiveness of individual companies worldwide. It uses a blend of both traditional fundamental research, calling on the expertise of many external analysts in different countries throughout the world, and systematic disciplines to uncover signs of "change at the margin"--positive business developments which are not yet fully reflected in a company's stock price. It gathers financial data on 20,000 companies in over 50 countries, and searches for successful, growing companies managing change advantageously and poised to exceed growth expectations.

PRINCIPAL INVESTMENTS

    Under normal conditions, the Fund invests at least 65% of its total assets in securities of issuers located in at least three different countries, one of which may be the U.S. The Fund may invest up to 50% of its total assets in U.S. issuers.

    Under normal conditions the Fund invests at least 75% of its total assets in common and preferred stocks, warrants and convertible securities. It invests the remainder in investment grade debt securities of any maturity issued by foreign companies and foreign governments and their agencies and instrumentalities. The Fund may also use options and futures contracts as hedging techniques.

PORTFOLIO MANAGEMENT

    The Investment Adviser emphasizes a team approach to portfolio management to maximize its overall effectiveness. For a complete list of the portfolio team, see "Portfolio Teams" on page 54.

RISK FACTORS

    The value of the Fund's investments varies from day to day in response to the activities of individual companies, and general market and economic conditions. The securities of small, less well-known companies may be more volatile than those of larger companies. As with any international fund, performance also depends upon changing currency values, different political and regulatory environments, and other overall economic factors in the countries where the Fund invests. The risks are magnified in countries with emerging markets, since these countries may have unstable governments and less established markets. For a further explanation, see "Risk Factors and Special Considerations" starting on page 58.

INVESTOR EXPENSES--CLASS I SHARES

    Investors pay various expenses, either directly or indirectly. Actual expenses may be more or less than those shown.

SHAREHOLDER TRANSACTION EXPENSES:
Maximum sales charge on purchases....................................................       None
Sales charge on reinvested dividends.................................................       None
Deferred sales charge................................................................       None
Redemption fee.......................................................................       None
Exchange fee.........................................................................       None

ANNUAL FUND OPERATING EXPENSES AS A PERCENTAGE OF AVERAGE NET ASSETS:
  (after expense deferral)
Management fees......................................................................       1.00%
12b-1 expenses.......................................................................       None
Other expenses (after expense deferral)(1)...........................................       0.35%
                                                                                            -----
Total operating expenses (after expense deferral)(1).................................       1.35%

------------------------

(1) The Investment Adviser has agreed to defer its management fees and to absorb other operating expenses. Total operating expenses would have been 3.05% and Other expenses would have been 2.05% absent the deferral. See "Investment Adviser Compensation."

EXAMPLE:

    THE TABLE SHOWS WHAT YOU WOULD PAY IF YOU INVESTED $1,000 OVER THE VARIOUS TIME FRAMES INDICATED. THE EXAMPLE ASSUMES YOU REINVEST ALL DIVIDENDS AND THE AVERAGE ANNUAL RETURN IS 5%.

  1 YEAR       3 YEARS      5 YEARS     10 YEARS
-----------  -----------  -----------  -----------
   $14          $43           $74         $162

    This example is for comparison purposes only and is not a representation of the Fund's actual expenses and returns, either past or future.

FINANCIAL HIGHLIGHTS

    The following schedule provides selected data for a share of capital stock of the predecessor Institutional Portfolio outstanding throughout each period indicated. The figures for the period ending September 30, 1997 are unaudited. The other figures have been audited by Ernst & Young L.L.P., with respect to the fiscal year ended March 31, 1997. Please read in conjunction with the Trust's 1997 Annual Report and 1997-1998 Semi-Annual Report.

                                                      12/27/93      4/1/94       4/1/95       4/1/96       4/1/97
                                                     TO 3/31/94   TO 3/31/95   TO 3/31/96   TO 3/31/97   TO 9/30/97
                                                     -----------  -----------  -----------  -----------  -----------
PER SHARE DATA:
Net asset value, beginning of period...............   $   12.50    $   13.15    $   13.06    $   15.42    $   14.21
Income from investment operations:
 Net investment income (deficit)...................        --          (0.01)        0.06        (0.12)       (0.27)
 Net realized and unrealized gains (losses) on
  securities and foreign currency..................        0.65        (0.04)        2.58         2.08         3.48
Total from investment operations...................        0.65        (0.05)        2.64         1.96         3.21
Less distributions:
 Dividends from net investment income..............        --          (0.04)       (0.28)         --           --
 Distributions from capital gains..................        --           --           --          (3.17)          --
Net asset value, end of period.....................   $   13.15    $   13.06    $   15.42    $   14.21    $   17.96
---------------------------------------------------------------------------------------------------------------------
TOTAL RETURN:......................................        5.20%       (0.34%)      20.37%       13.18%       26.39%
RATIOS/SUPPLEMENTAL DATA:
Net Assets ($000), end of period...................   $   2,982    $   4,087    $   3,163    $   2,656    $  10,232
Ratio of expenses to average net assets, after
  expense reimbursement+...........................        1.34%*       1.35%        1.35%        1.35%        1.36%*
Ratio of expenses to average net assets, before
  expense reimbursement+...........................        3.58%*       2.50%        2.60%        3.05%        2.02%*
Ratio of net investment income (deficit) to average
  net assets, after expense reimbursement+.........       (0.05%)*      0.05%        0.20%       (0.43%)      (0.01%)*
Ratio of net investment income (deficit) to average
  net assets, before expense reimbursement+........       (2.19%)*     (1.10%)      (0.99%)      (2.06%)      (0.68%)*
Portfolio turnover**...............................       95.09%       98.54%      132.20%      181.81%       90.09%
Average commission rate paid**.....................         N/A          N/A    $  0.0187    $  0.0078    $  0.0111

------------------------

*   Annualized

**  For corresponding Series of the Master Trust

 + Includes expenses allocated from Master Trust

INTERNATIONAL SMALL CAP GROWTH FUND

INVESTMENT OBJECTIVE

    Maximum long-term appreciation.

INVESTMENT STRATEGY

    The Fund's Investment Adviser focuses on a "bottom-up" analysis that evaluates the financial conditions and competitiveness of individual companies worldwide. It uses a blend of both traditional fundamental research, calling on the expertise of many external analysts in different countries throughout the world, and systematic disciplines to uncover signs of "change at the margin"--positive business developments which are not yet fully reflected in a company's stock price. It gather financial data on 20,000 companies in over 50 countries, and searches for successful, growing companies managing change advantageously and poised to exceed growth expectations.

    The Fund emphasizes companies in the bottom 75% of publicly traded companies as measured by market capitalizations in each country ("small cap securities"). The Fund may have less U.S. exposure (up to 35% of its total assets in U.S. issuers) than the Worldwide Growth Fund.

PRINCIPAL INVESTMENTS

    Under normal conditions, the Fund invests 65% of its total assets in small cap securities of issuers located in at least three different countries outside the U.S. Under normal conditions, the Fund invests at least 75% of its total assets in common and preferred stock, warrants and convertible securities. It invests the remainder primarily in invest ment grade debt securities of any maturity issued by foreign companies and foreign governments and their agencies and instrumentalities. The Fund may also use options and futures contracts as hedging techniques.

PORTFOLIO MANAGEMENT

    The Investment Adviser emphasizes a team approach to portfolio management to maximize its overall effectiveness. For a complete list of the portfolio team, see "Portfolio Teams" on page 54.

RISK FACTORS

    The value of the Fund's investments varies from day to day in response to the activities of individual companies, and general market and economic conditions. As with any international fund, the Fund's performance also depends upon changing currency values, different political and regulatory environments, and other overall economic factors in the countries where the Fund invests. In addition to the risks posed by foreign investing, the securities of smaller, less well-known companies may be more volatile than larger companies and may trade less frequently. The information regarding these smaller companies may also be less available, incomplete or inaccurate. Accordingly, the securities of the companies in which the Fund invests may be more volatile and speculative than those of larger companies. The risks are magnified in countries with emerging markets since these countries may have unstable governments and less established markets. For further explanation, see "Risk Factors and Special Considerations" starting on page 58.

INVESTOR EXPENSES--CLASS I SHARES

    Investors pay various expenses, either directly or indirectly. Actual expenses may be more or less than those shown.

SHAREHOLDER TRANSACTION EXPENSES:
Maximum sales charge on purchases....................................................       None
Sales charge on reinvested dividends.................................................       None
Deferred sales charge................................................................       None
Redemption fee.......................................................................       None
Exchange fee.........................................................................       None

ANNUAL FUND OPERATING EXPENSES AS A PERCENTAGE OF AVERAGE NET ASSETS:
  (after expense deferral)
Management fees......................................................................       1.00%
12b-1 expenses.......................................................................       None
Other expenses (after expense deferral)(1)...........................................       0.40%
Total operating expenses (after expense deferral)(1).................................       1.40%

------------------------

(1) The Investment Adviser has agreed to waive or defer its management fees and to absorb other operating expenses payable by the Funds and the Portfolios. Total operating expenses would have been 1.68% and Other expenses would have been .68% absent the deferral. See "Investment Adviser Compensation."

EXAMPLE:

    THE TABLE SHOWS WHAT YOU WOULD PAY IF YOU INVESTED $1,000 OVER THE VARIOUS TIME FRAMES INDICATED. THE EXAMPLE ASSUMES YOU REINVEST ALL DIVIDENDS AND THE AVERAGE ANNUAL RETURN IS 5%.

  1 YEAR       3 YEARS      5 YEARS     10 YEARS
-----------  -----------  -----------  -----------
  $14            $44          $77          $168

    This example is for comparison purposes only and is not a representation of the Fund's actual expenses and returns, either past or future.

FINANCIAL HIGHLIGHTS

    The following schedule provides selected data for a share of capital stock of the predecessor Institutional Portfolio outstanding throughout each period indicated. The figures for the period ending September 30, 1997 are unaudited. The other figures have been audited by Ernst & Young L.L.P., with respect to the fiscal year ended March 31, 1997. Please read in conjunction with the Trust's 1997 Annual Report and 1997-1998 Semi-Annual Report.

                                                      12/27/93      4/1/94       4/1/95       4/1/96       4/1/97
                                                     TO 3/31/94   TO 3/31/95   TO 3/31/96   TO 3/31/97   TO 9/30/97
                                                     -----------  -----------  -----------  -----------  -----------
PER SHARE DATA:
Net asset value, beginning of period...............   $   12.50    $   13.47    $   13.09    $   15.05    $   17.02
Income from investment operations:
 Net investment income (deficit)...................        0.01         0.02         0.06           --        (0.10)
 Net realized and unrealized gains (losses) on
  securities and foreign currency..................        0.96        (0.22)        2.02         2.28         3.68
Total from investment operations...................        0.97        (0.20)        2.08         2.28         3.58
Less distributions:
 Dividends from net investment income..............        --          (0.06)       (0.12)       (0.08)        --
 Distributions from capital gains..................        --          (0.12)        --          (0.23)        --
Net asset value, end of period.....................   $   13.47    $   13.09    $   15.05    $   17.02    $   20.60
---------------------------------------------------------------------------------------------------------------------
TOTAL RETURN:......................................   $    7.60%       (1.54%)      15.99%       15.25%       20.96%
RATIOS/SUPPLEMENTAL DATA:
Net Assets ($000), end of period...................   $   3,668    $  16,924    $  20,245    $  48,505    $  40,709
Ratio of expenses to average net assets, after
  expense reimbursement+...........................        1.40%*       1.40%        1.40%        1.40%        1.41%*
Ratio of expenses to average net assets, before
  expense reimbursement+...........................        2.35%*       1.92%        2.44%        1.68%        1.76%*
Ratio of net investment income (deficit) to average
  net assets, after expense reimbursement+.........        0.36%)*       0.19%       0.34%       (0.38%)      (0.20%)*
Ratio of net investment income (deficit) to average
  net assets, before expense reimbursement+........       (0.59%)*     (0.33%)      (0.07%)      (0.63%)      (0.56%)*
Portfolio turnover**...............................       23.71%       74.85%      141.02%      206.07%      103.72%
Average commission rate paid**.....................         N/A          N/A    $   0.128    $  0.0098    $  0.0091

------------------------

*   Annualized

**  For corresponding Series of the Master Trust

 + Includes expenses allocated from Master Trust

GLOBAL GROWTH & INCOME FUND

INVESTMENT OBJECTIVE

    Maximum long-term appreciation.

INVESTMENT STRATEGY

    The Fund's Investment Adviser actively manages a blended portfolio of equity and fixed income securities. For the equity portion, the Investment Adviser focuses on a "bottom-up" analysis that evaluates the financial conditions and competitiveness of individual companies worldwide. It uses a blend of both traditional fundamental research, calling on the expertise of many external analysts in different countries throughout the world, and systematic disciplines to uncover signs of "change at the margin"--positive business developments which are not yet fully reflected in a company's stock price. It gathers financial data on 20,000 companies in over 50 countries, and searches for successful, growing companies managing change advantageously and poised to exceed growth expectations.

    The Investment Adviser actively manages the fixed income portion to take advantage of current interest rates and bond market trends by varying the structure, duration and allocation of fixed income vehicles from all sectors of the market.

PRINCIPAL INVESTMENTS

    Under normal conditions, the Fund invests at least 65% of its total assets in securities of issuers located in at least three different countries, one of which may be the U.S. The Fund invests at least 60% of its total assets in equity securities and warrants. It invests the remainder in debt securities of any maturity issued by foreign corporations and foreign governments and their agencies and instrumentalities, a portion of which (less than 35% of its net assets) may be rated below investment grade by a nationally recognized statistical rating agency, or of comparable quality if unrated. The Fund may also use options and futures contracts as hedging techniques.

PORTFOLIO MANAGEMENT

    The Investment Adviser emphasizes a team approach to portfolio management to maximize it overall effectiveness. For a complete list of the portfolio team, see "Portfolio Teams" on page 54.

RISK FACTORS

    As with any fund that invests in both stocks and bonds, the value of your investment will fluctuate in response to movements in the stock and bond markets. Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. The value of the Fund's debt securities will change as interest rates fluctuate: if rates rise, bond price fall; if rates fall, bond prices rise. Lower rated securities, while usually offering higher yields, generally have more risk and volatility than higher-rated securities because of reduced creditworthiness and greater chance of default. Accordingly, the lower-rated investment grade bonds in which the Fund invests may be considered speculative and subject to greater volatility and risk of loss than higher-rated bonds. As with any international fund, the Fund's performance also depends upon changing foreign currency values, different political and regulatory environments, and other overall economic factors in the countries where the Fund invests. To the extent the Fund invests in emerging countries, the risks are magnified since these countries may have unstable governments and less established markets. For further explanation, see "Risk Factors and Special Considerations" starting on page 58.

INVESTOR EXPENSES--CLASS I SHARES

    Investors pay various expenses, either directly or indirectly. Actual expenses may be more or less than those shown.

SHAREHOLDER TRANSACTION EXPENSES:
Maximum sales charge on purchases....................................................       None
Sales charge on reinvested dividends.................................................       None
Deferred sales charge................................................................       None
Redemption fee.......................................................................       None
Exchange fee.........................................................................       None

ANNUAL FUND OPERATING EXPENSES AS A PERCENTAGE OF AVERAGE NET ASSETS:
  (after expense deferral)
Management fees......................................................................       0.85%
12b-1 expenses.......................................................................       None
Other expenses (after expense deferral)(1)...........................................       0.50%
                                                                                           ------
Total operating expenses (after expense deferral)(1).................................       1.35%

------------------------

(1) The Investment Adviser has agreed to defer its management fees and to absorb other operating expenses. Total operating expenses are expected to be 2.00% and Other expenses are expected to be 1.15% absent the deferral. See "Investment Adviser Compensation."

EXAMPLE:

    THE TABLE SHOWS WHAT YOU WOULD PAY IF YOU INVESTED $1,000 OVER THE VARIOUS TIME FRAMES INDICATED. THE EXAMPLE ASSUMES YOU REINVEST ALL DIVIDENDS AND THE AVERAGE ANNUAL RETURN IS 5%.

  1 YEAR       3 YEARS      5 YEARS     10 YEARS
-----------  -----------  -----------  -----------
   $14           $43          $74          $162

    This example is for comparison purposes only and is not a representation of the Fund's actual expenses and returns, either past or future.

FINANCIAL HIGHLIGHTS

    The following schedule provides selected data for a share of capital stock of the predecessor Institutional Portfolio outstanding for the period ending September 30, 1997. The Global Growth & Income Portfolio commenced operations on June 30, 1997. The figures are unaudited. Please read in conjunction with the Trust's 1997 Annual Report and 1997-1998 Semi Annual Report.


                                                                                                          4/1/97
                                                                                                        TO 9/30/97
                                                                                                        -----------
PER SHARE DATA:
Net asset value, beginning of period..................................................................   $   12.50
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income (deficit)......................................................................        0.08
 Net realized and unrealized gains (losses) on securities and foreign currency........................        3.33
Total from investment operations......................................................................          --
Less distributions:
 Dividends from net investment income.................................................................          --
 Distributions from capital gains.....................................................................          --
Net asset value, end of period........................................................................   $   15.91
TOTAL RETURN:.........................................................................................       27.28%
RATIOS/SUPPLEMENTAL DATA:
Net Assets ($000), end of period......................................................................   $   5,003
Ratio of expenses to average net assets, after expense reimbursement+.................................        1.36%*
Ratio of expenses to average net assets, before expense reimbursement+................................        2.45%*
Ratio of net investment income (deficit) to average net assets, after expense reimbursement+..........        2.73%*
Ratio of net investment income (deficit) to average net assets, before expense reimbursement+.........        1.63%*
Portfolio turnover**..................................................................................       169.4%
Average commission rate paid**........................................................................   $  0.1056


------------------------

*   Annualized

**  For corresponding Series of the Master Trust

 + Includes expenses allocated from Master Trust

EMERGING COUNTRIES FUND

INVESTMENT OBJECTIVE

    Maximum long-term appreciation.

INVESTMENT STRATEGY

    The Fund invests primarily in equity securities of issuers located in countries with emerging securities markets--that is, countries with securities markets which are, in the opinion of the Investment Adviser, emerging as investment markets but have yet to reach a level of maturity associated with developed foreign stock markets, especially in terms of participation by foreign investors. The Investment Adviser seeks issuers in the early stages of development, growth companies, cyclical companies, or companies believed to be undergoing a basic change in operations. The Investment Adviser currently selects portfolio securities from an investment universe of approximately 6,000 foreign issuers in over 20 emerging markets.

PRINCIPAL INVESTMENTS

    Under normal conditions, the Fund invests at least 65% of its total assets in securities of issuers located in at least three different countries. These countries include but are not limited to: Argentina, Brazil, Chile, China, Colombia, the Czech Republic, Greece, Hungary, India, Indonesia, Israel, Jordan, Malaysia, South Africa, South Korea, Taiwan, Thailand, Italy and Venezuela.

    Under normal market conditions, the Fund invests at least 75% of its total assets in corporate stock (common and preferred), warrants and convertible securities. It invests the remainder primarily in investment grade bonds of foreign companies and foreign governments and their agencies and instrumentalities. The Fund may also use options and futures contracts as hedging techniques.

PORTFOLIO MANAGEMENT

    The Investment Adviser emphasizes a team approach to portfolio management to maximize its overall effectiveness. For a complete list of the portfolio team, see "Portfolio Teams" on page 54.

RISK FACTORS

    The value of the Fund's investments varies from day to day in response to the activities of individual companies and general market and economic conditions. As with any fund investing in foreign securities, the Fund's performance also depends upon changing currency values, different political and regulatory environments, and other overall economic factors in the countries where the Fund invests. Emerging countries markets may present greater opportunity for gain, but also involve greater risk than more developed markets. These countries tend to have less stable governments and less established markets. The markets tend to be less liquid and more volatile, and offer less regulatory protection for investors. The economies of emerging countries may be predominantly based on only a few industries or dependent on revenue from particular commodities, international aid or other assistance. For further explanation, see "Risk Factors and Special Considerations" starting on page 58.

INVESTOR EXPENSES--CLASS I SHARES

    Investors pay various expenses, either directly or indirectly. Actual expenses may be more or less than those shown.

SHAREHOLDER TRANSACTION EXPENSES:
Maximum sales charge on purchases....................................................       None
Sales charge on reinvested dividends.................................................       None
Deferred sales charge................................................................       None
Redemption fee.......................................................................       None
Exchange fee.........................................................................       None

ANNUAL FUND OPERATING EXPENSES AS A PERCENTAGE OF AVERAGE NET ASSETS:
  (after expense deferral)...........................................................
Management fees......................................................................       1.25%
12b-1 expenses.......................................................................       None
Other expenses (after expense deferral)(1)...........................................       0.40%
                                                                                           ------
Total operating expenses (after expense deferral)(1).................................       1.65%

------------------------

(1) The Investment Adviser has agreed to defer its management fees and to absorb other operating expenses. Total operating expenses would have been 1.87% and Other expenses would have been .62% absent the deferral. See "Investment Adviser Compensation."

EXAMPLE:

    THE TABLE SHOWS WHAT YOU WOULD PAY IF YOU INVESTED $1,000 OVER THE VARIOUS TIME FRAMES INDICATED. THE EXAMPLE ASSUMES YOU REINVEST ALL DIVIDENDS AND THE AVERAGE ANNUAL RETURN IS 5%.

  1 YEAR       3 YEARS      5 YEARS     10 YEARS
-----------  -----------  -----------  -----------
   $17          $52           $90         $195

    This example is for comparison purposes only and is not a representation of the Fund's actual expenses and returns, either past or future.

FINANCIAL HIGHLIGHTS

    The following schedule provides selected data for a share of capital stock of the predecessor Institutional Portfolio outstanding throughout each period indicated. The figures for the period ending September 30, 1997 are unaudited. The other figures have been audited by Ernst & Young L.L.P., with respect to the fiscal year ended March 31, 1997. Please read in conjunction with the Trust's 1997 Annual Report and 1997-1998 Semi-Annual Report.

                                                                   11/28/94      4/1/95       4/1/96       4/1/97
                                                                  TO 3/31/95   TO 3/31/96   TO 3/31/97   TO 9/30/97
                                                                  -----------  -----------  -----------  -----------
PER SHARE DATA:
Net asset value, beginning of period............................   $   12.50    $   10.91    $   14.02    $   17.45
Income from investment operations:
Net investment income (deficit).................................        0.08           --        (0.06)        0.06
Net realized and unrealized gains (losses) on securities and
  foreign currency..............................................       (1.66)        3.16         3.62         3.31
Total from investment operations................................       (1.58)        3.16         3.56         3.37
Less distributions:
Dividends from net investment income............................       (0.01)       (0.05)          --          --
Distributions from capital gains................................          --           --        (0.13)          --
Net asset value, end of period..................................   $   10.91    $   14.02    $   17.45    $   20.82
--------------------------------------------------------------------------------------------------------------------
TOTAL RETURN:...................................................      (12.64%)      29.06        25.48%       19.31%
RATIOS/SUPPLEMENTAL DATA:
Net Assets ($000), end of period................................   $   2,021    $   6,878    $  56,918    $  84,756
Ratio of expenses to average net assets, after expense
  reimbursement+................................................        1.65%*       1.65%        1.65%        1.66%*
Ratio of expenses to average net assets, before expense
  reimbursement+................................................        2.14%*       3.59%        1.87%        1.93%*
Ratio of net investment income (deficit) to average net assets,
  after expense reimbursement+..................................        1.73%*       0.29%       (0.52%)       0.61%*
Ratio of net investment income (deficit) to average net assets,
  before expense reimbursement+.................................        1.24%*      (1.41%)      (0.76%)       0.34%*
Portfolio turnover**............................................       60.79%      118.21%       176.2%      119.86%
Average commission rate paid**..................................         N/A    $  0.0022    $  0.0021    $  0.0022

------------------------

*   Annualized

**  For corresponding Fund of the Master Trust

 + Includes expenses allocated from Master Trust

GLOBAL TECHNOLOGY FUND

INVESTMENT OBJECTIVE

    Maximum long-term capital appreciation.

INVESTMENT STRATEGY

    The Fund's Investment Adviser focuses on a "bottom-up" analysis that evaluates the financial conditions and competitiveness of individual companies worldwide. It uses a blend of both traditional fundamental research calling on the expertise of many external analysts in different countries throughout the world, and systematic disciplines to uncover signs of "change at the margin"--positive business developments which are not yet fully reflected in a company's stock price. It gathers financial data on 20,000 companies in over 50 countries, and searches for successful, growing companies managing change advantageously and poised to exceed growth expectations.

PRINCIPAL INVESTMENTS

    The Fund invests at least 65% of its total assets in the equity securities of companies with business operations in science, technology and technology-related industries, located in at least three different countries, one of which may be the U.S. The Fund may invest up to 50% of its total assets in U.S. issuers.

    Under normal conditions, the Fund invests at 75% of its total assets in common and preferred stocks, warrants and convertible securities. It invests the remainder in debt securities of any maturity issued by foreign companies and foreign governments, and their agencies and instrumentalities. The Fund may invest up to 35% of its net assets in debt securities rated below investment grade by a nationally recognized statistical rating agency, or of comparable quality if unrated. The Fund may also use options and futures contracts as hedging techniques.

PORTFOLIO MANAGEMENT

    The Investment Adviser emphasizes a team approach to portfolio management to maximize its overall effectiveness. For a complete listing of the portfolio team, see "Portfolio Teams" on page 54.

RISK FACTORS

    The value of the Fund's investments varies from day to day in response to activities of individual companies, and general market and economic conditions. As with any international fund, the Fund's performance also depends upon changing currency values, different political and regulatory environments, and overall economic factors in the countries where the Fund invests. In addition to the risks posed by foreign investing, the securities of smaller science and technology-related companies may be more volatile than larger companies and may trade less frequently. The information regarding these smaller companies may also be less available, incomplete or accurate. Accordingly, the securities of companies in which the Fund invests may be more volatile and speculative than those of larger companies. The risks are magnified in countries with emerging markets, since these countries may have unstable governments and less established markets. Lower rated securities in which the Fund invests are considered speculative and subject to greater volatility and risk of loss than investment grade securities, particularly in deteriorating economic periods. For further explanation, see "Risk Factors and Special Considerations" starting on page 58.

INVESTOR EXPENSES--CLASS I SHARES

    Investors pay various expenses, either directly or indirectly. The figures below show the expected expenses for the Fund for its first year of operation. Actual expenses may be more or less than those shown.

SHAREHOLDER TRANSACTION EXPENSES:
Maximum sales charge on purchases.........................................................................       None
Sales charge on reinvested dividends......................................................................       None
Deferred sales charge.....................................................................................       None
Redemption fee............................................................................................       None
Exchange fee..............................................................................................       None

ANNUAL FUND OPERATING EXPENSES AS A PERCENTAGE OF AVERAGE NET ASSETS:
 (after expense deferral)
Management fees...........................................................................................       1.00%
12b-1 expenses............................................................................................       None
Other expenses (after expense deferral)(1)................................................................       0.40%
Total operating expenses (after expense deferral)(1)......................................................       1.40%

(1) The Investment Adviser has agreed to defer its management fees and to absorb other operating expenses payable by the Fund. Total operating expenses for the fiscal year ended March 31, 1998 are expected to be 3.00% and other expenses are expected to be 2.00% absent the deferral. See "Investment Adviser Compensation."

EXAMPLE:

    THE TABLE SHOWS WHAT YOU WOULD PAY IF YOU INVESTED $1.000 OVER THE VARIOUS TIME FRAMES INDICATED. THE EXAMPLE ASSUMES YOU REINVEST ALL DIVIDENDS AND THE AVERAGE ANNUAL RETURN IS 5%.

  1 YEAR       3 YEARS
-----------  -----------
   $14           $44

    This example is for comparison purposes only and is not a representation of the Fund's actual expenses and returns, either past or future.

EMERGING MARKETS BOND FUND

INVESTMENT OBJECTIVE

    Total return and high current income.

INVESTMENT STRATEGY

    The Fund invests primarily in debt securities of issuers located in emerging countries. Emerging countries are those which, in the opinion of the Investment Adviser, are emerging as investment markets but have yet to reach a level of economic development associated with developed industrial nations. When evaluating any bond, the Investment Adviser selects bonds based upon a "top down" analysis of economic trends. It also analyzes credit quality, the yield to maturity of the security, the currency denomination of the security, the interest rate sensitivity of the security, and the effect the security will have on the average yield to maturity of the Fund.

PRINCIPAL INVESTMENTS

    Under normal conditions, the Fund invests at least 80% of its total assets in debt securities of issuers located in at least three different countries. These countries include but are not limited to: Argentina, Brazil, Bulgaria, Chile, Colombia, the Czech Republic, Ecuador, Greece, Hungary, India, Indonesia, Israel, Malaysia, Mexico, Morocco, Nigeria, Poland, Russia, South Africa, Thailand, and Venezuela. The Fund may also invest up to 35% of its net assets in debt securities of issuers located in the U.S. and other developed markets. There is no limit on either the portfolio maturity or the acceptable rating of the securities bought by the Fund. The Fund may also use options, futures contracts and interest rate and currency swaps as hedging techniques.

PORTFOLIO MANAGEMENT

    The Investment Adviser emphasizes a team approach to portfolio management to maximize its overall effectiveness. For a complete listing of the portfolio team, see "Portfolio Teams" on page 54.

RISK FACTORS

    As with any fund that invests in bonds, the values of the Fund's investments fluctuate in response to movements in interest rates. If rates go up, the value of bonds fall; if rates go down, the value of bonds rise. Lower rated securities in which the Fund invests are considered speculative and subject to greater volatility and risk of loss than investment growth securities, particularly in deteriorating economic periods. Emerging markets debt securities, while offering higher yields, tend to be of lower credit quality and subject to greater risk of default than higher rated securities. Periods of high interest rates and recession may adversely affect the issuer's ability to make interest and principal payments. Additionally, emerging markets tend to be less liquid and more volatile, offer less regulatory protection for investors, and in countries that have less stable governments than more established markets. The Fund's performance may also depend upon changing currency values, different political and regulatory environments, and other overall economic factors in the countries where the Fund invests. For a further explanation, see "Risk Factors and Special Considerations" starting on page 58.

INVESTOR EXPENSES--CLASS I SHARES

    Investors pay various expenses, either directly or indirectly. The figures below show the expected expenses for the Fund for its first year of operation. Actual expenses may be more or less than those shown.

SHAREHOLDER TRANSACTION EXPENSES:
Maximum sales charge on purchases.........................................................................       None
Sales charge on reinvested dividends......................................................................       None
Deferred sales charge.....................................................................................       None
Redemption fee............................................................................................       None
Exchange fee..............................................................................................       None

ANNUAL FUND OPERATING EXPENSES AS A PERCENTAGE OF AVERAGE NET ASSETS:
 (after expense deferral)
Management fees...........................................................................................       0.70%
12b-1 expenses............................................................................................       None
Other expenses (after expense deferral)(1)................................................................       0.25%
Total operating expenses (after expense deferral)(1)......................................................       0.95%

(1) The Investment Adviser has agreed to defer its management fees and to absorb other operating expenses. Operating expenses and Total operating expenses are expected to be 2.00% and 2.70% respectively, absent the deferral. See "Investment Adviser Compensation."

EXAMPLE:

    THE TABLE SHOWS WHAT YOU WOULD PAY IF YOU INVESTED $1,000 OVER THE VARIOUS TIME FRAMES INDICATED. THE EXAMPLE ASSUMES YOU REINVESTED ALL DIVIDENDS AND THAT THE AVERAGE ANNUAL RETURN WAS 5%.

  1 YEAR      3 YEARS
-----------  -----------
   $10          $32

    This example is for comparison purposes only and is not a representation of the Fund's actual expenses and returns, either past or future.

PACIFIC RIM FUND

INVESTMENT OBJECTIVE

    Long-term growth of capital.

INVESTMENT STRATEGY

    The Investment Adviser focuses on a "bottom-up" analysis that evaluates the financial conditions and competitiveness of individual companies worldwide. It uses a blend of both traditional fundamental research, calling on the expertise of many external analysts in different countries throughout Asia and the Pacific Rim, and systematic disciplines to uncover signs of "change at the margin" --positive business developments which are not yet fully reflected in a company's stock price. The Investment Adviser does not emphasize any particular company size but instead considers investments which in its opinion offer the potential for capital appreciation.

PRINCIPAL INVESTMENTS

    Under normal conditions, the Fund invests at least 65% of its total assets in equity and debt securities of any maturity of issuers that satisfy at least one of the following criteria: (i) they derive 50% or more of their total revenue from goods produced, sales made or services produced in one or more Pacific Rim countries; (ii) they are organized under the laws of, or have a principal office in, a Pacific Rim country; (iii) they maintain 50% or more of their assets in one or more Pacific Rim countries; or (iv) the principal trading market for a class of their securities is in a Pacific Rim countries. The Fund intends to invest in securities of issuers located in at least three Asian or the Pacific Rim countries. These countries may include Australia, China, Hong Kong, Japan, India, Indonesia, South Korea, Malaysia, New Zealand, Pakistan, the Philippines, Singapore, Sri Lanka, Taiwan, and Thailand. The Fund invests the remainder primarily in a combination of equity and debt securities of issuers located throughout the world. Under normal circumstances, the Fund invests no more than 25% of its total assets in issuers of any one country. The Fund may invest up to 35% of its net assets in debt securities rated below investment grade by a nationally recognized statistical rating agency, or of comparable quality if unrated. The Fund may also use options, futures contracts and interest rate and currency swaps as hedging techniques.

PORTFOLIO MANAGEMENT

    The Investment Adviser together with its Hong Kong and Singapore affiliates emphasize a team approach to portfolio management to maximize their overall effectiveness. For a complete listing of the portfolio team, see "Portfolio Teams" on page 54.

RISK FACTORS

    The value of the Fund's investments varies day to day in response to the activities of individual companies and general market and economic conditions. As with any international fund, performance also depends upon changing values in foreign currencies, different political and regulatory environments, and other overall economic factors in the countries where the Fund invests. These risks are magnified in countries with emerging markets. Certain Asian and Pacific Rim countries may have relatively unstable governments, economies based on only a few industries or heavily dependent upon foreign trade, and securities markets that trade infrequently or in low volumes. Lower rated securities in which the Fund invests are considered speculative and subject to greater volatility and risk of loss than investment grade securities, particularly in deteriorating economic periods. For a further explanation , see "Risk Factors and Special Considerations" starting on page 58.

INVESTOR EXPENSES--CLASS I SHARES

    Investors pay various expenses, either directly or indirectly. The figures below show the expected expenses for the Fund for its first year of operation. Actual expenses may be more or less than those shown.

SHAREHOLDER TRANSACTION EXPENSES:
Maximum sales charge on purchases.........................................................................       None
Sales charge on reinvested dividends......................................................................       None
Deferred sales charge.....................................................................................       None
Redemption fee............................................................................................       None
Exchange fee..............................................................................................       None

ANNUAL FUND OPERATING EXPENSES AS A PERCENTAGE OF AVERAGE NET ASSETS:
 (after expense deferral)
Management fees...........................................................................................       1.00%
12b-1 expenses............................................................................................       None
Other expenses (after expense deferral)(1)................................................................       0.40%
Total operating expenses (after expense deferral)(1)......................................................       1.40%

(1) The Investment Adviser has agreed to defer its management fees and to absorb other operating expenses. Operating expenses and Total operating expenses are expected to be 3.00% and 2.00% respectively, absent the deferral. See "Investment Adviser Compensation."

EXAMPLE:

    THE TABLE SHOWS WHAT YOU WOULD PAY IF YOU INVESTED $1,000 OVER THE VARIOUS TIME FRAMES INDICATED. THE EXAMPLE ASSUMES YOU REINVESTED ALL DIVIDENDS AND THAT THE AVERAGE ANNUAL RETURN WAS 5%.

  1 YEAR        3 YEARS
-----------  -------------
     $14          $44

    This example is for comparison purposes only and is not a representation of the Fund's actual expenses and returns, either past or future.

GREATER CHINA FUND

INVESTMENT OBJECTIVE

    Maximum long-term appreciation.

INVESTMENT STRATEGY

    The Investment Adviser focuses on a "bottom-up" analysis that evaluates the financial conditions and competitiveness of individual companies worldwide. It uses a blend of both traditional research, calling on the expertise of many external analysts in Asia, and systematic disciplines to uncover signs of "change at the margin"--positive business developments which are not yet fully reflected in a company's stock price. The Investent Adviser does not emphasize any particular company size but instead considers investments which in its opinion offer the potential for capital appreciation.

PRINCIPAL INVESTMENTS

    Under normal conditions, the Fund invests at least 65% of its total assets in equity and debt securities of any maturity of issuers that satisfy at least one of the following criteria: (i) their securities are traded principally on stock exchanges in China, Hong Kong or Taiwan, (ii) they derive 50% or more of their total revenue from goods produced, sales made or services performed in China, Hong Kong or Taiwan, (iii) they maintain 50% or more of their assets in China, Hong Kong or Taiwan, or (iv) they are organized under the laws of China, Hong Kong or Taiwan. The Fund invests the remainder primarily in a combination of equity and debt securities of issuers located throughout the world. The Fund may invest up to 35% of its net assets in debt securities rated below investment grade by a nationally recognized statistical rating agency, or of comparable quality if unrated. The Fund may also use options, futures contracts, currency swaps and forward currency transactions as hedging techniques.

PORTFOLIO MANAGEMENT

    The Investment Adviser together with its Hong Kong and Singapore affiliates emphasize a team approach to portfolio management to maximize their overall effectiveness. For a complete listing of the portfolio teams, see "Portfolio Teams" on page 54.

RISK FACTORS

    The value of the Fund's investments varies from day to day in response to the activities of individual companies and general market and economic conditions. As with any international fund, performance also depends upon changing values in foreign currencies, different political and regulatory environments, and other overall economic factors in the countries where the Fund invests. Because the Fund invests its assets primarily in securities of issuers operating in the greater China area, its performance is expected to be closely tied to economic and political conditions in the area and the Fund's performance will be more volatile than more geographically diversified funds. Lower rated securities in which the Fund invests are considered speculative and subject to greater volatility and risk of loss than investment grade securities, particularly in deteriorating economic periods. For a further explanation see "Risk Factors and Special Considerations" starting on page 58.

INVESTOR EXPENSES--CLASS I SHARES

    Investors pay various expenses, either directly or indirectly. The figures below show the expected expenses for the Fund for its first year of operation. Actual expenses may be more or less than those shown.

SHAREHOLDER TRANSACTION EXPENSES:
Maximum sales charge on purchases.........................................................................       None
Sales charge on reinvested dividends......................................................................       None
Deferred sales charge.....................................................................................       None
Redemption fee............................................................................................       None
Exchange fee..............................................................................................       None

ANNUAL FUND OPERATING EXPENSES AS A PERCENTAGE OF AVERAGE NET ASSETS:
 (after expense deferral)
Management fees...........................................................................................       1.00%
12b-1 expenses............................................................................................       None
Other expenses (after expense deferral)(1)................................................................       0.40%
Total operating expenses (after expense deferral)(1)......................................................       1.40%

(1) The Investment Adviser has agreed to defer its management fees and to absorb other operating expenses. Operating expenses and Total operating expenses are expected to be 3.00% and 2.00% respectively, absent the deferral. See "Investment Adviser Compensation."

EXAMPLE:

    THE TABLE SHOWS WHAT YOU WOULD PAY IF YOU INVESTED $1,000 OVER THE VARIOUS TIME FRAMES INDICATED. THE EXAMPLE ASSUMES YOU REINVESTED ALL DIVIDENDS AND THAT THE AVERAGE ANNUAL RETURN WAS 5%.

  1 YEAR       3 YEARS
-----------  -------------
    $14          $44

    This example is for comparison purposes only and is not a representation of the Fund's actual expenses and returns, either past or future.

LATIN AMERICA FUND

    INVESTMENT OBJECTIVE

    Long-term growth of capital.

INVESTMENT STRATEGY

    Fund's Investment Adviser focuses on a "bottom-up" analysis that evaluates the financial condition and competitiveness of individual companies worldwide. It uses a blend of both traditional and fundamental research, calling on the expertise of many external analysts in different countries throughout Latin America, and systematic disciplines to uncover signs of "change at the margin" -positive business developments which are not yet fully reflected in a company's stock price. The Investment Adviser does not emphasize any particular company size but instead considers investments which in its opinion offer potential for capital appreciation.

PRINCIPAL INVESTMENTS

    Under normal conditions, the Fund invests at least 65% of its total assets in equity and debt securities of any maturity of issuers that satisfy at least one of the following criteria: (i) they derive 50% or more of their total revenue from goods produced, sales made or services performed in one or more Latin American countries, (ii) they are organized under the laws of, or have a principal office in, a Latin American country; (iii) they maintain 50% or more of their assets in one or more Latin American countries, or (iv) the principal trading market for a class of their securities is in a Latin American country. These countries may include: Argentina, the Bahamas, Barbados, Belize, Bolivia, Brazil, Chile, Colombia, Costa Rica, Dominican Republic, Ecuador, El Salvador, French Guiana, Guatemala, Guyana, Haiti, Honduras, Jamaica, Mexico, the Netherlands Antilles, Nicaragua, Panama, Paraguay, Peru, Suriname, Trinidad and Tobago, Uruguay and Venezuela. The Fund invests the remainder primarily in a combination of equity and debt securities of issuers located throughout the world. The Fund may invest without limitation in debt securities rated below investment grade by a nationally recognized statistical rating agency, or of comparable quality if unrated. The Fund may also use options, futures contracts, currency swaps, and forward currency transactions as hedging techniques.

PORTFOLIO MANAGEMENT

    The Investment Adviser emphasizes a team approach to portfolio management to maximize its overall effectiveness. For a complete list of the portfolio team, see "Portfolio Teams" on page 54.

RISK FACTORS

    The value of the Fund's investments varies from day to day in response to the activities of individual companies, and general market and economic conditions. As with any international fund, performance also depends upon changing currency values, different political and regulatory environments, and other overall economic factors in the countries where the Fund invests. These risks are magnified in many Latin American countries, since these countries have unstable governments, less established markets, and volatile currencies. Lower rated securities in which the Fund invests are considered speculative and subject to greater volatility and risk of loss than investment grade securities, particularly in deteriorating economic periods. For a further explanation, see "Risk Factors and Special Considerations" starting on page 58.

INVESTOR EXPENSES--CLASS I SHARES

    Investors pay various expenses, either directly or indirectly. The figures below show the expected expenses for the Fund for its first year of operation. Actual expenses may be more or less than those shown.

SHAREHOLDER TRANSACTION EXPENSES:

Maximum sales charge on purchases.......................  None

Sales charge on reinvested dividends....................  None

Deferred sales charge...................................  None

Redemption fee..........................................  None

Exchange fee............................................  None

ANNUAL FUND OPERATING EXPENSES AS A PERCENTAGE OF
  AVERAGE NET ASSETS:
(after expense deferral)

Management fees.........................................  1.25%

12b-1 expenses..........................................  None

Other expenses (after expense deferral) (1).............  0.40%

Total operating expenses (after expense deferral) (1)...  1.65%

------------------------

(1) The Investment Adviser has agreed to defer its management fees and to absorb other operating expenses. Total operating expenses and Other expenses are expected to be 3.25% and 2.00% respectively, absent the deferral. See "Investment Adviser Compensation."

    EXAMPLE:

    THE TABLE SHOWS WHAT YOU WOULD PAY IF YOU INVESTED $1,000 OVER THE VARIOUS TIME FRAMES INDICATED. THE EXAMPLE ASSUMES YOU REINVEST ALL DIVIDENDS AND THE AVERAGE ANNUAL RETURN IS 5%.

    1 YEAR     3 YEARS
-----------  -----------

$       17   $      52

    This example is for comparison purposes only and is not a representation of the Fund's actual expenses and returns, either past or future.

LARGE CAP GROWTH FUND

    INVESTMENT OBJECTIVE

    Maximum long-term appreciation.

INVESTMENT STRATEGY

    The Fund's Investment Adviser focuses on a "bottom-up" analysis that evaluates the financial condition and competitiveness of individual companies. It uses a blend of both traditional fundamental research and computer intensive systematic disciplines to uncover signs of "change at the margin"-- positive business developments which are not yet fully reflected in a company's stock price. It searches for successful, growing companies that are managing change advantageously and poised to exceed growth expectations.

    The Fund emphasizes equity securities of U.S. companies with market capitalizations generally above $3 billion and whose earnings and stock prices are expected to grow faster than the S&P 500 ("large cap securities").

PRINCIPAL INVESTMENTS

    Under normal conditions, the Fund invests at least 65% of its total assets in large cap securities, including common and preferred stocks, warrants, and convertible securities of U.S. companies. It invests the remainder of its assets primarily in investment grade corporate debt securities of any maturity, U.S. Government securities, and equity securities of foreign issuers. The Fund may also use options and futures contracts as hedging techniques.

PORTFOLIO MANAGEMENT

    The Investment Adviser emphasizes a team approach to portfolio management to maximize its overall effectiveness. For a complete list of the portfolio team, see "Portfolio Teams" on page 54.

RISK FACTORS

    As with any growth fund, the value of your investment will fluctuate from day to day with movements in the stock markets as well as in response to the activities of individual companies. To the extent the Fund is overweighted in certain market sectors compared to the S&P 500, the Fund may be more volatile than the S&P 500. Additionally, to the extent the Fund invests in foreign issuers, the risks and volatility are magnified since the performance of foreign stocks also depends on changes in foreign currency values, different regulatory and political environments, and overall political and economic conditions in countries where the Fund invests. For further explanation, see "Risk Factors and Special Considerations" starting on page 58.

INVESTOR EXPENSES--CLASS I SHARES

    Investors pay various expenses, either directly or indirectly. Actual expenses may be more or less than those shown.

SHAREHOLDER TRANSACTION EXPENSES:

Maximum sales charge on purchases.......................  None

Sales charge on reinvested dividends....................  None

Deferred sales charge...................................  None

Redemption fee..........................................  None

Exchange fee............................................  None

ANNUAL FUND OPERATING EXPENSES AS A PERCENTAGE OF
  AVERAGE NET ASSETS:
(after expense deferral)

Management fees.........................................  0.75%

12b-1 expenses..........................................  None

Other expenses (after expense deferral) (1).............  0.25%

Total operating expenses (after expense deferral) (1)...  1.00%

------------------------

(1) The Investment Adviser has agreed to defer its management fees and to absorb other operating expenses. Total operating expenses would have been 4.99% and Other expenses would have been 4.24% absent the deferral. See "Investment Adviser Compensation."

    EXAMPLE:

    THE TABLE SHOWS WHAT YOU WOULD PAY IF YOU INVESTED $1,000 OVER THE VARIOUS TIME FRAMES INDICATED. THE EXAMPLE ASSUMES YOU REINVEST ALL DIVIDENDS AND THE AVERAGE ANNUAL RETURN IS 5%.

    1 YEAR     3 YEARS      5 YEARS     10 YEARS
-----------  -----------  -----------  -----------

$      10    $      32    $      55    $     122

    This example is for comparison purposes only and is not a representation of the Fund's actual expenses and returns, either past or future.

FINANCIAL HIGHLIGHTS

    The following schedule provides selected data for a share of capital stock of the predecessor Institutional Portfolio outstanding throughout each period indicated. The figures for the period ending September 30, 1997 are unaudited. The other figures have been audited by Ernst & Young L.L.P., with respect to the fiscal year ended March 31, 1997. Please read in conjunction with the Trust's 1997 Annual Report and 1997-1998 Semi-Annual Report.

                                                                                             12/27/96      4/1/97
                                                                                            TO 3/31/97   TO 9/30/97
                                                                                           -----------  -----------

PER SHARE DATA:

Net asset value, beginning of period.....................................................   $   12.50    $   13.00

Income from investment operations:

  Net investment income (deficit)........................................................          --        (0.02)

  Net realized and unrealized gains (losses) on securities and foreign currency..........        0.50         5.00
                                                                                           -----------  -----------
Total from investment operations.........................................................        0.50         4.98

Less distributions:

  Dividends from net investment income...................................................          --           --

  Distributions from capital gains.......................................................          --           --
                                                                                           -----------  -----------
Net asset value, end of period...........................................................   $   13.00    $   17.98
                                                                                           -----------  -----------
TOTAL RETURN:............................................................................        4.00%       38.31%

RATIOS/SUPPLEMENTAL DATA:

Net Assets ($000), end of period.........................................................   $   1,293    $   1,783

Ratio of expenses to average net assets, after expense reimbursement+....................        1.00%*       1.01%*

Ratio of expenses to average net assets, before expense reimbursement+...................        4.99%*       4.13%*

Ratio of net investment income (deficit) to average net assets, after expense
  reimbursement+.........................................................................       (0.06)%*      (0.24)%

Ratio of net investment income (deficit) to average net assets, before expense
  reimbursement+.........................................................................       (1.68)%*      (3.36)%

Portfolio turnover**.....................................................................      320.73%      269.87%

Average commission rate paid**...........................................................  $   0.0594   $   0.0599

------------------------

*   Annualized

**  For corresponding Series of the Master Trust

+   Includes expenses allocated from Master Trust

CORE GROWTH FUND

    INVESTMENT OBJECTIVE

    Maximum long-term appreciation.

INVESTMENT STRATEGY

    The Fund's Investment Adviser focuses on a "bottom-up" analysis that evaluates the financial condition and competitiveness of individual companies. It uses a blend of both traditional fundamental research and computer intensive systematic disciplines to uncover what it calls "change at the margin" - positive business developments which are not yet fully reflected in the company's stock price. It searches for successful, growing companies that are managing change advantageously and poised to exceed growth expectations.

    The Fund emphasizes companies with market capitalizations above $500 million.

PRINCIPAL INVESTMENTS

    Under normal conditions, the Fund invests at least 75% of its total assets in common stocks. It invests the remainder of its assets primarily in preferred and convertible securities, investment grade debt securities of any maturity, and securities issued by the U.S. Government and its agencies and instrumentalities. The Fund may invest up to 20% of its total assets in foreign securities. The Fund may also use options and futures contracts as hedging techniques.

PORTFOLIO MANAGEMENT

    The Investment Adviser emphasizes a team approach to portfolio management to maximize its overall effectiveness. For a complete list of the portfolio team, see "Portfolio Teams" on page 54.

RISK FACTORS

    As with any growth fund, the value of your investment will fluctuate from day to day with movements in the stock markets. The companies in which the Fund invests may be more subject to volatile market movements than securities of larger, more established companies. To the extent the Fund invests in foreign securities, the risks and volatility are magnified since the performance of foreign stocks also depends upon changes in foreign currency values, different political and regulatory environments, and the overall political and economic conditions in countries where the Fund invests. For further explanation, see "Risk Factors and Special Considerations" starting on page 58.

INVESTOR EXPENSES--CLASS I SHARES

    Investors pay various expenses, either directly or indirectly. Actual expenses may be more or less than those shown.

SHAREHOLDER TRANSACTION EXPENSES:

Maximum sales charge on purchases.......................  None

Sales charge on reinvested dividends....................  None

Deferred sales charge...................................  None

Redemption fee..........................................  None

Exchange fee............................................  None

ANNUAL FUND OPERATING EXPENSES AS A PERCENTAGE OF
  AVERAGE NET ASSETS:
(after expense deferral)

Management fees.........................................  0.75%

12b-1 expenses..........................................  None

Other expenses (after expense deferral) (1).............  0.25%

Total operating expenses (after expense deferral) (1)...  1.00%

------------------------

(1) The Investment Advisor has agreed to defer its management fees and to absorb other operating expenses. Total operating expenses would have been 1.02% and Other expenses would have been .27% absent the deferral. See "Investment Adviser Compensation."

    EXAMPLE:

    THE TABLE SHOWS WHAT YOU WOULD PAY IF YOU INVESTED $1,000 OVER THE VARIOUS TIME FRAMES INDICATED. THE EXAMPLE ASSUMES YOU REINVEST ALL DIVIDENDS AND THE AVERAGE ANNUAL RETURN IS 5%.

    1 YEAR     3 YEARS      5 YEARS     10 YEARS
-----------  -----------  -----------  -----------

$       10   $      32    $      55    $     122

    This example is for comparison purposes only and is not a representation of the Fund's actual expenses and returns, either past or future.

FINANCIAL HIGHLIGHTS

    The following schedule provides selected data for a share of capital stock of the predecessor Institutional Portfolio outstanding throughout each period indicated. The figures for the period ending September 30, 1997 are unaudited. The other figures have been audited by Ernst & Young L.L.P., with respect to the fiscal year ended March 31, 1997. Please read in conjunction with the Trust's 1997 Annual Report and 1997-1998 Semi-Annual Report.


                                                       4/19/93      4/1/94       4/1/95       4/1/96       4/1/97
                                                     TO 3/31/94   TO 3/31/95   TO 3/31/96   TO 3/31/97   TO 9/30/97
                                                     -----------  -----------  -----------  -----------  -----------

PER SHARE DATA:

Net asset value, beginning of period...............   $   12.50    $   12.68    $   12.62    $   16.26    $   15.39

Income from investment operations:

  Net investment income (deficit)..................       (0.01)       (0.01)       (0.03)       (0.08)       (0.05)

  Net realized and unrealized gains (losses) on
    securities and foreign currency................        0.92         0.38         4.47         0.49         4.75
                                                     -----------  -----------  -----------  -----------  -----------
Total from investment operations...................        0.91         0.37         4.44         0.41         4.70

Less distributions:

  Dividends from net investment income.............          --           --           --           --           --

  Distributions from capital gains.................       (0.73)       (0.43)       (0.80)       (1.28)          --
                                                     -----------  -----------  -----------  -----------  -----------
Net asset value, end of period.....................   $   12.68    $   12.62    $   16.26        15.39        20.09
                                                     -----------  -----------  -----------  -----------  -----------
TOTAL RETURN:......................................        6.84%        3.30%       35.81%        1.74%       30.54%

RATIOS/SUPPLEMENTAL DATA:

Net Assets ($000), end of period...................   $  77,947    $  72,826    $ 149,969    $ 156,443    $ 160,854

Ratio of expenses to average net assets, after
  expense reimbursement+...........................        0.97%*       0.99%        0.98%        1.00%        0.99%

Ratio of expenses to average net assets, before
  expense reimbursement+...........................        1.14%*       1.07%        1.06%        1.02%        1.21%*

Ratio of net investment income (deficit) to average
  net assets, after expense reimbursement +........       (0.07%)*     (0.06%)      (0.32%)      (0.45%)      (0.22%)*

Ratio of net investment income (deficit) to average
  net assets, before expense reimbursement+........       (0.24%)*     (0.14%)      (0.40%)      (0.47%)      (0.44%)*

Portfolio turnover**...............................       84.84%       98.09%      114.48%      153.20%       99.41%

Average commission rate paid**.....................         N/A          N/A    $  0.0593    $  0.0582    $  0.0581

------------------------

*   Annualized

**  For corresponding Series of the Master Trust

+   Includes expenses allocated from Master Trust

VALUE FUND

    INVESTMENT OBJECTIVE

    Maximum long-term appreciation.

INVESTMENT STRATEGY

    The Fund's Investment Adviser focuses on a "bottom-up" analysis that evaluates the financial condition and competitiveness of individual companies. It uses a blend of traditional fundamental research and computer intensive systematic disciplines to uncover signs of "change at the margin"--positive business developments which are not yet fully reflected in a company's stock price. It searches for successful, growing companies that are managing change advantageously and poised to exceed growth expectations.

    The Fund emphasizes companies with market capitalizations generally above $5 billion.

PRINCIPAL INVESTMENTS

    Under normal conditions, the Fund invests at least 80% of its total assets in equity securities. It invests the remainder primarily in preferred and convertible securities, investment grade debt securities of any maturity, and securities issued by the U.S. Government and its agencies and instrumentalities. The Fund may also use options and futures contracts as hedging techniques.

    The Fund's portfolio is designed to have risk, capitalization and industry characteristics similar to those of the S&P 500 Index.

PORTFOLIO MANAGEMENT

    The Investment Adviser emphasizes a team approach to portfolio management to maximize its overall effectiveness. For a complete list of the portfolio team, see "Portfolio Teams" on page 54.

RISK FACTORS

    As with any equity fund, the value of your investment will fluctuate from day to day with movements in the stock markets. To the extent the Fund invests in foreign securities, the risks and volatility are magnified since the performance of foreign stocks depends upon changes in foreign currency values, different political and regulatory environments, and the overall political and economic conditions in countries where the Fund invests. For further explanation, see "Risk Factors and Special Considerations" starting on page 60

INVESTOR EXPENSES--CLASS I SHARES

    Investors pay various expenses, either directly or indirectly. Actual expenses may be more or less than those shown.

SHAREHOLDER TRANSACTION EXPENSES:

Maximum sales charge on purchases............  None

Sales charge on reinvested dividends.........  None

Deferred sales charge........................  None

Redemption fee...............................  None

Exchange fee.................................  None

ANNUAL FUND OPERATING EXPENSES AS A PERCENTAGE OF AVERAGE NET ASSETS:
(after expense deferral)

Management fees..............................  0.75%

12b-1 expenses...............................  None

Other expenses (after expense deferral) (1)..  0.25%

Total operating expenses (after expense
  deferral) (1)..............................  1.00%

------------------------

(1) The Investment Adviser has agreed to defer its management fees and to absorb other operating expenses. Total operating expenses would have been 3.34% and Other expenses would have been 2.59% absent the deferral. See "Investment Adviser Compensation."

    EXAMPLE:

    THE TABLE SHOWS WHAT YOU WOULD PAY IF YOU INVESTED $1,000 OVER THE VARIOUS TIME FRAMES INDICATED. THE EXAMPLE ASSUMES YOU REINVEST ALL DIVIDENDS AND THE AVERAGE ANNUAL RETURN IS 5%.

    1 YEAR     3 YEARS      5 YEARS     10 YEARS
-----------  -----------  -----------  -----------

$       10   $      32    $      55    $     122

    This example is for comparison purposes only and is not a representation of the Fund's actual expenses and returns, either past or future.

FINANCIAL HIGHLIGHTS

    The following schedule provides selected data for a share of capital stock of the predecessor Institutional Portfolio outstanding throughout each period indicated. The figures for the period ending September 30, 1997 are unaudited. The other figures have been audited by Ernst & Young L.L.P., with respect to the fiscal year ended March 31, 1997. Please read in conjunction with the Trust's 1997 Annual Report and 1997-1998 Semi-Annual Report.

                                                                                             4/1/96       4/1/97
                                                                                           TO 3/31/97   TO 9/30/97
                                                                                           -----------  -----------

PER SHARE DATA:

Net asset value, beginning of period.....................................................   $   12.50    $   15.06

Income from investment operations:

  Net investment income (deficit)........................................................        1.50          .05

  Net realized and unrealized gains (losses) on securities and foreign currency..........        3.11         5.26
                                                                                           -----------  -----------
Total from investment operations.........................................................        4.61         5.31

Less distributions:

  Dividends from net investment income...................................................       (1.44)          --

  Distributions from capital gains.......................................................       (0.61)          --
                                                                                           -----------  -----------
Net asset value, end of period...........................................................   $   15.06    $   20.37
                                                                                           -----------  -----------
TOTAL RETURN:............................................................................       26.77%       35.26%

RATIOS/SUPPLEMENTAL DATA:

Net Assets ($000), end of period.........................................................   $   3,062    $   8,699

Ratio of expenses to average net assets, after expense reimbursement+....................        1.00%*       1.01%*

Ratio of expenses to average net assets, before expense reimbursement+...................        3.34%*       2.76%*

Ratio of net investment income (deficit) to average net assets, after expense
  reimbursement+.........................................................................        1.64%*       1.34%*

Ratio of net investment income (deficit) to average net assets, before expense
  reimbursement+.........................................................................        0.59%*      (0.41)%*

Portfolio turnover**.....................................................................      139.27%       24.78%

Average commission rate paid**...........................................................  $   0.0589   $   0.0600

------------------------

*   Annualized

**  For corresponding Series of the Master Trust

+   Includes expenses allocated from Master Trust

EMERGING GROWTH FUND

INVESTMENT OBJECTIVE

    Maximum long-term appreciation.

INVESTMENT STRATEGY

    The Fund's Investment Adviser focuses on a "bottom-up" analysis that evaluates the financial condition and competitiveness of individual companies. It uses a blend of both traditional fundamental research and computer intensive systematic disciplines to uncover what it calls "change at the margin" -- positive business developments which are not yet fully reflected in the company's stock price. It searches for successful, growing companies that are managing change advantageously and poised to exceed growth expectations.

    The Fund emphasizes companies with market capitalizations below $500 million at the time of purchase.

PRINCIPAL INVESTMENTS

    Under normal conditions, the Fund invests at least 75% of its total assets in common stocks. It invests the remainder primarily in preferred and convertible securities, investment grade debt securities of any maturity, and securities issued by the U.S. Government and its agencies and instrumentalities. The Fund may invest up to 20% of its total assets in foreign securities. The Fund may also use options and futures contracts as hedging techniques.

PORTFOLIO MANAGEMENT

    The Investment Adviser emphasizes a team approach to portfolio management to maximize its overall effectiveness. For a complete list of the portfolio team, see "Portfolio Teams" on page 54.

RISK FACTORS

    As with any growth fund, the value of your investment will fluctuate from day to day with movements in the stock markets. Although small-cap stocks have a history of long-term growth, they tend to be more volatile and speculative than stocks of larger, more established companies. To the extent the Fund invests in foreign issuers, the investment risks and volatility are magnified since the performance of foreign stocks depends on changes in foreign currency values, different political and regulatory environments, and the overall political and economic conditions in the foreign countries where the Fund invests. For further explanation, see "Risk Factors and Special Considerations" starting on page 58.

INVESTOR EXPENSES--CLASS I SHARES

    Investors pay various expenses, either directly or indirectly. Actual expenses may be more or less than those shown.

SHAREHOLDER TRANSACTION EXPENSES:
Maximum sales charge on purchases...................................................    None
Sales charge on reinvested dividends................................................    None
Deferred sales charge...............................................................    None
Redemption fee......................................................................    None
Exchange fee........................................................................    None

ANNUAL FUND OPERATING EXPENSES AS A PERCENTAGE OF AVERAGE NET ASSETS:
 (after expense deferral)

Management fees.....................................................................    1.00%
12b-1 expenses......................................................................    None
Other expenses (after expense deferral)(1)..........................................    0.17%
Total operating expenses (after expense deferral)(1)................................    1.17%

------------------------

(1) The Investment Adviser has agreed to defer its management fees and to absorb other operating expenses. Total operating expenses would have been 1.26% and Other expenses would have been .26% absent the deferral. See "Investment Adviser Compensation."

EXAMPLE:

    THE TABLE SHOWS WHAT YOU WOULD PAY IF YOU INVESTED $1,000 OVER THE VARIOUS TIME FRAMES INDICATED. THE EXAMPLE ASSUMES YOU REINVEST ALL DIVIDENDS AND THE AVERAGE ANNUAL RETURN IS 5%.

 1 YEAR     3 YEARS    5 YEARS   10 YEARS
---------  ---------  ---------  ---------
   $12        $37        $64       $142

    This example is for comparison purposes only and is not a representation of the Fund's actual expenses and returns, either past or future.

FINANCIAL HIGHLIGHTS

    The following schedule provides selected data for a share of capital stock of the predecessor Institutional Portfolio outstanding throughout each period indicated. The figures for the period ending September 30, 1997 are unaudited. The other figures have been audited by Ernst & Young L.L.P., with respect to the fiscal year ended March 31, 1997. Please read in conjunction with the Trust's 1997 Annual Report and 1997-1998 Semi-Annual Report.

                                                       10/1/93      4/1/94       4/1/95       4/1/96       4/1/97
                                                     TO 3/31/94   TO 3/31/95   TO 3/31/96   TO 3/31/97   TO 9/30/97
                                                     -----------  -----------  -----------  -----------  -----------
PER SHARE DATA:
Net asset value, beginning of period...............   $   12.50    $   11.38    $   11.58    $   15.10    $   11.06
Income from investment operations:
  Net investment income (deficit)..................       (0.04)       (0.05)       (0.11)       (0.08)       (0.01)
  Net realized and unrealized gains (losses) on
    securities and foreign currency................       (0.69)        0.95         4.45        (0.31)        5.13
Total from investment operations...................       (0.73)        0.90         4.34        (0.39)        5.12

Less distributions:
  Dividends from net investment income.............      --           --           --           --           --
  Distributions from capital gains.................       (0.39)       (0.70)       (0.82)       (3.65)      --
Net asset value, end of period.....................   $   11.38    $   11.58    $   15.10        11.06        16.18
                                                     -----------  -----------  -----------  -----------  -----------
TOTAL RETURN:......................................       (6.06%)       8.69%       38.27%       (5.66%)      46.29%

RATIOS/SUPPLEMENTAL DATA:
Net Assets ($000), end of period...................   $ 165,940    $ 206,696    $ 224,077    $ 167,230    $ 276,162
Ratio of expenses to average net assets, after
  expense reimbursement+...........................        1.17%*       1.18%        1.16%        1.17%        1.17%*
Ratio of expenses to average net assets, before
  expense reimbursement+...........................        1.18%*       1.24%        1.20%        1.26%        1.43%*
Ratio of net investment income (deficit) to average
  net assets, after expense reimbursement+.........       (0.83%)*     (0.58%)      (0.62%)      (0.72%)      (0.65%)*
Ratio of net investment income (deficit) to average
  net assets, before expense reimbursement+........       (0.84%)*     (0.64%)      (0.66%)      (0.81%)      (0.90%)*
Portfolio turnover**...............................       50.51%      100.46%      129.59%      112.90%       46.99%
Average commission rate paid**.....................      N/A          N/A       $  0.0523    $  0.0520    $  0.0531

------------------------

*   Annualized

**  For corresponding Series of the Master Trust

+   Includes expenses allocated from Master Trust

MINI CAP FUND

INVESTMENT OBJECTIVE

    Maximum long-term appreciation.

INVESTMENT STRATEGY

    The Fund's Investment Adviser focuses on a "bottom-up" analysis that evaluates the financial condition and competitiveness of individual companies. It uses a blend of traditional fundamental research and computer intensive systematic disciplines to uncover signs of "change at the margin"--positive business developments which are not yet fully reflected in a company's stock price. It searches for successful, growing companies that are managing change advantageously and poised to exceed growth expectations.

    The Fund emphasizes companies with market capitalizations generally up to $100 million.

PRINCIPAL INVESTMENTS

    Under normal conditions, the Fund invests at least 75% of its total assets in common stocks. It invests the remainder primarily in preferred and convertible securities, investment grade debt securities of any maturity, and securities issued by the U.S. Government and its agencies and instrumentalities. The Fund may invest up to 20% of its total assets in foreign securities. The Fund may also use options and futures contracts as hedging techniques.

PORTFOLIO MANAGEMENT

    The Investment Adviser emphasizes a team approach to portfolio management to maximize it overall effectiveness. For a complete list of the portfolio team, see "Portfolio Teams" on page 54.

RISK FACTORS

    As with any growth fund, the value of your investment will fluctuate from day to day with movements in the stock markets. The companies in which the Fund will invest may be more subject to volatile market movements than securities of larger, more established companies. To the extent the Fund invests in foreign securities, the risks and volatility are magnified since the performance of foreign stocks depends upon changes in foreign currency values, different political and regulatory environments, and the overall political and economic conditions in countries where the Fund invests. For further explanation, see "Risk Factors and Special Considerations" starting on page 58.

INVESTOR EXPENSES--CLASS I SHARES

    Investors pay various expenses, either directly or indirectly. Actual expenses may be more or less than those shown.

SHAREHOLDER TRANSACTION EXPENSES:
Maximum sales charge on purchases...................................................    None
Sales charge on reinvested dividends................................................    None
Deferred sales charge...............................................................    None
Redemption fee......................................................................    None
Exchange fee........................................................................    None

ANNUAL FUND OPERATING EXPENSES AS A PERCENTAGE OF AVERAGE NET ASSETS:
 (after expense deferral)
Management fees.....................................................................    1.25%
12b-1 expenses......................................................................    None
Other expenses (after expense deferral)(1)..........................................    0.31%
Total operating expenses (after expense deferral)(1)................................    1.56%

------------------------

(1) The Investment Adviser has agreed to defer its management fees and to absorb other operating expenses. Total operating expenses would have been 1.99% and Other expenses would have been 0.74% absent the deferral. See "Investment Adviser Compensation."

EXAMPLE:

    THE TABLE SHOWS WHAT YOU WOULD PAY IF YOU INVESTED $1,000 OVER THE VARIOUS TIME FRAMES INDICATED. THE EXAMPLE ASSUMES YOU REINVEST ALL DIVIDENDS AND THE AVERAGE ANNUAL RETURN IS 5%.

 1 YEAR     3 YEARS
---------  ---------
$16           $49

    This example is for comparison purposes only and is not a representation of the Fund's actual expenses and returns, either past or future.

FINANCIAL HIGHLIGHTS

    The following schedule provides selected data for a share of capital stock of the predecessor Institutional Portfolio outstanding throughout each period indicated. The figures for the period ending September 30, 1997 are unaudited. The other figures have been audited by Ernst & Young L.L.P., with respect to the fiscal year ended March 31, 1997. Please read in conjunction with the Trust's 1997 Annual Report and 1997-1998 Semi-Annual Report.

                                                                                 4/1/95       4/1/96       4/1/97
                                                                               TO 3/31/96   TO 3/31/97   TO 9/30/97
                                                                               -----------  -----------  -----------
PER SHARE DATA:
Net asset value, beginning of period.........................................   $   12.50    $   15.85    $   15.94
Income from investment operations:
  Net investment income (deficit)............................................       (0.05)       (0.17)       (0.04)
  Net realized and unrealized gains (losses) on securities and foreign
    currency.................................................................        3.40         0.84         9.32
Total from investment operations.............................................        3.35         0.67         9.36

Less distributions:
  Dividends from net investment income.......................................      --           --           --
  Distributions from capital gains...........................................      --            (0.58)      --
Net asset value, end of period...............................................   $   15.85    $   15.94    $   25.30
                                                                               -----------  -----------  -----------
TOTAL RETURN:................................................................       26.80%        3.90%       58.72%

RATIOS/SUPPLEMENTAL DATA:
Net Assets ($000), end of period.............................................   $  25,237    $  28,712    $ 102,223
Ratio of expenses to average net assets, after expense reimbursement+........        1.55%*       1.56%        1.57%*
Ratio of expenses to average net assets, before expense reimbursement+.......        2.46%*       1.99%        1.88%*
Ratio of net investment income (deficit) to average net assets, after expense
  reimbursement+.............................................................       (0.98%)*     (1.08%)      (1.17%)*
Ratio of net investment income (deficit) to average net assets, before
  expense reimbursement+.....................................................       (1.36%)*     (1.30%)      (1.48%)*
Portfolio turnover**.........................................................      106.99%      164.01%       46.43%
Average commission rate paid**...............................................   $  0.0529    $  0.0455    $  0.0504

------------------------

*   Annualized

**  For corresponding Series of the Master Trust

+   Includes expenses allocated from Master Trust

INCOME & GROWTH FUND

INVESTMENT OBJECTIVE

    Maximum total return, consisting of long-term capital appreciation and current income.

INVESTMENT STRATEGY

    The Fund invests primarily in convertible securities. The Investment Adviser evaluates each security's investment characteristics as a fixed income instrument as well as its potential for capital appreciation. In evaluating convertibles, the Investment Adviser searches for what it calls "change at the margin"--positive business developments which are not yet fully reflected in the company's stock price. It searches for successful growing companies that are managing change advantageously and poised to exceed growth expectations.

    The Fund seeks to capture approximately 70-80% of the upside performance of the underlying equities with 50% or less of the downside exposure.

PRINCIPAL INVESTMENTS

    Under normal conditions, the Fund invests at least 65% of its total assets in convertible securities. It invests the remainder primarily in common and preferred stocks, debt securities of any maturity, and securities issued by the U.S. Government and its agencies and instrumentalities. The Fund may also use options and futures contracts as hedging techniques.

    At all times, the Fund invests a minimum of 25% of its total assets in common and preferred stocks, and 25% in other income producing convertible and debt securities. The Fund may also invest up to 35% of its net assets in debt securities rated below investment grade by a nationally recognized statistical rating agency, or of comparable quality if unrated.

    The Fund emphasizes companies with market capitalizations above $500 million.

PORTFOLIO MANAGEMENT

    The Investment Adviser emphasizes a team approach to portfolio management to maximize its overall effectiveness. For a complete list of the portfolio team, see "Portfolio Teams" on page 54.

RISK FACTORS

    Convertible securities have the investment characteristics of both equity and debt securities. Accordingly, the value of your investment will fluctuate with movements in the stock and bond markets. The companies in which the Fund invests may be subject to more volatile market movements than securities of larger, more established companies. The value of the Fund's debt securities will change as interest rates fluctuate: if rates go up, the value of debt securities goes down; if rates go down, the value of debt securities goes up. In addition, the lower-rated convertible securities in which the Fund may invest are considered predominately speculative and are subject to greater volatility and risk of loss than investment grade securities, particularly in deteriorating economic periods. For further explanation, see "Risk Factors and Special Considerations" starting on page 58.

INVESTOR EXPENSES--CLASS I SHARES

    Investors pay various expenses, either directly or indirectly. Actual expenses may be more or less than those shown.

SHAREHOLDER TRANSACTION EXPENSES:
Maximum sales charge on purchases...................................................    None
Sales charge on reinvested dividends................................................    None
Deferred sales charge...............................................................    None
Redemption fee......................................................................    None
Exchange fee........................................................................    None

ANNUAL FUND OPERATING EXPENSES AS A PERCENTAGE OF AVERAGE NET ASSETS:
 (after expense deferral)

Management fees.....................................................................    0.75%
12b-1 expenses......................................................................    None
Other expenses (after expense deferral)(1)..........................................    0.25%
Total operating expenses (after expense deferral)(1)................................    1.00%

------------------------

(1) The Investment Adviser has agreed to defer its management fees and to absorb other operating expenses. Total operating expenses would have been 1.37% and Other expenses would have been .62% absent the deferral.See "Investment Adviser Compensation."

EXAMPLE:

    THE TABLE SHOWS WHAT YOU WOULD PAY IF YOU INVESTED $1,000 OVER THE VARIOUS TIME FRAMES INDICATED. THE EXAMPLE ASSUMES YOU REINVEST ALL DIVIDENDS AND THE AVERAGE ANNUAL RETURN IS 5%.

 1 YEAR     3 YEARS    5 YEARS   10 YEARS
---------  ---------  ---------  ---------
   $10        $32        $55       $122

    This example is for comparison purposes only and is not a representation of the Fund's actual expenses and returns, either past or future.

FINANCIAL HIGHLIGHTS

    The following schedule provides selected data for a share of capital stock of the predecessor Institutional Portfolio outstanding throughout each period indicated. The figures for the period ending September 30, 1997 are unaudited. The other figures have been audited by Ernst & Young L.L.P., with respect to the fiscal year ended March 31, 1997. Please read in conjunction with the Trust's 1997 Annual Report and 1997-1998 Semi-Annual Report.

                                                       4/19/93      4/1/94       4/1/95       4/1/96       4/1/97
                                                     TO 3/31/94   TO 3/31/95   TO 3/31/96   TO 3/31/97   TO 9/30/97
                                                     -----------  -----------  -----------  -----------  -----------
PER SHARE DATA:
Net asset value, beginning of period...............   $   12.50    $   13.39    $   11.86    $   14.45        14.97
Income from investment operations:
  Net investment income (deficit)..................        0.42         0.54         0.53         0.51         0.35
  Net realized and unrealized gains (losses) on
    securities and foreign currency................        2.12        (0.85)        2.59         1.51         2.86
                                                     -----------  -----------  -----------  -----------  -----------
Total from investment operations...................        2.54        (0.31)        3.12         2.02         3.21

Less distributions:
  Dividends from net investment income.............       (0.42)       (0.54)       (0.53)       (0.52)       (0.21)
  Distributions from capital gains.................       (1.23)       (0.68)          --        (0.98)          --
                                                     -----------  -----------  -----------  -----------  -----------
Net asset value, end of period.....................   $   13.39    $   11.86    $   14.45    $   14.97    $   17.98
                                                     -----------  -----------  -----------  -----------  -----------
TOTAL RETURN:......................................       20.18%       (2.02%)      26.69%       14.37%       21.56%

RATIOS/SUPPLEMENTAL DATA:
Net Assets ($000), end of period...................   $  18,332    $  12,506    $  17,239    $  18,344    $  64,380
Ratio of expenses to average net assets, after
  expense reimbursement+...........................         .99%*       1.00%        1.00%        1.00%        0.99%
Ratio of expenses to average net assets, before
  expense reimbursement+...........................        1.50%*       1.48%        1.53%        1.37%        1.32%*
Ratio of net investment income (deficit) to average
  net assets, after expense reimbursement+.........        3.36%*       4.28%        3.88%        3.43%        3.27%*
Ratio of net investment income (deficit) to average
  net assets, before expense reimbursement+........        2.85%*       3.80%        3.34%        3.03%        2.94%*
Portfolio turnover**...............................      177.52%      125.51%      144.97%      166.86%       76.54%
Average commission rate paid**.....................         N/A          N/A    $  0.0597    $  0.0154    $  0.0599

------------------------

*   Annualized

**  For the corresponding Series of the Master Trust

+   Includes expenses allocated from Master Trust Fund

BALANCED GROWTH FUND

INVESTMENT OBJECTIVE

    A balance of long-term capital appreciation and current income.

INVESTMENT STRATEGY

    The Fund's Investment Adviser actively manages a blended portfolio of equity and fixed income securities with an emphasis on the overall total return. For the equity portion, the Investment Adviser focuses on a "bottom-up" analysis that evaluates the financial condition and competitiveness of individual companies. It primarily uses computer intensive systematic disciplines to uncover "change at the margin"--positive business developments that are not yet fully reflected in a company's stock price. The fixed income portion is actively managed to take advantage of current interest rates and bond market trends by varying the structure, duration and allocation of fixed income investments from various business sectors.

PRINCIPAL INVESTMENTS

    Under normal conditions, the Fund allocates about 60% of its total assets (but no more than 70% and no less than 50%) to equity securities, with an emphasis on companies with market capitalizations in excess of $500 million, and about 40% of its total assets to debt securities of any maturity issued by corporations and the U.S. Government and its agencies and instrumentalities. A portion of the Fund's net assets (less than 35%) may be invested in debt securities rated below investment grade by a nationally recognized statistical rating agency, or of comparable quality if unrated. The Fund may invest up to 20% of its total assets in securities of foreign issuers. The Fund may also use options as a hedging technique.

PORTFOLIO MANAGEMENT

    The Investment Adviser emphasizes a team approach to portfolio management to maximize its overall effectiveness. For a complete list of the portfolio team, see "Portfolio Teams" on page 54.

RISK FACTORS

    As with any fund that invests in common stocks and debt obligations, the value of your investment will fluctuate with movements in the stock and bond markets. Equity securities in which the Fund invests may be more volatile than securities of larger, more established companies. The value of the Fund's debt securities will change as interest rates fluctuate: if rates go up, the value of debt securities goes down; if rates go down, the value of debt securities goes up. Lower-rated securities in which the Fund invests are considered speculative and are subject to greater volatility and risk of loss than investment grade securities, particularly in deteriorating economic periods. For further explanation, see "Risk Factors and Special Considerations" starting on page 58.

INVESTOR EXPENSES--CLASS I SHARES

    Investors pay various expenses, either directly or indirectly. Actual expenses may be more or less than those shown.

SHAREHOLDER TRANSACTION EXPENSES:
Maximum sales charge on purchases...................................................    None
Sales charge on reinvested dividends................................................    None
Deferred sales charge...............................................................    None
Redemption fee......................................................................    None
Exchange fee........................................................................    None

ANNUAL FUND OPERATING EXPENSES AS A PERCENTAGE OF AVERAGE NET ASSETS:
 (after expense deferral)

Management fees.....................................................................    0.75%
12b-1 expenses......................................................................    None
Other expenses (after expense deferral)(1)..........................................    0.25%
Total operating expenses (after expense deferral)(1)................................    1.00%

------------------------

(1) The Investment Adviser has agreed to defer its management fees and to absorb other operating expenses. Total operating expenses would have been 7.37% and Other expenses would have been 6.62% absent the deferral. See "Investment Adviser Compensation."

EXAMPLE:

    THE TABLE SHOWS WHAT YOU WOULD PAY IF YOU INVESTED $1,000 OVER THE VARIOUS TIME FRAMES INDICATED. THE EXAMPLE ASSUMES YOU REINVEST ALL DIVIDENDS AND THE AVERAGE ANNUAL RETURN IS 5%.

 1 YEAR     3 YEARS    5 YEARS   10 YEARS
---------  ---------  ---------  ---------
   $10        $32        $55       $122

    This example is for comparison purposes only and is not a representation of the Fund's actual expenses and returns, either past or future.

FINANCIAL HIGHLIGHTS

    The following schedule provides selected data for a share of capital stock of the predecessor Institutional Portfolio outstanding throughout each period indicated. The figures for the period ending September 30, 1997 are unaudited. The other figures have been audited by Ernst & Young L.L.P., with respect to the fiscal year ended March 31, 1997. Please read in conjunction with the Trust's 1997 Annual Report and 1997-1998 Semi-Annual Report.

                                                       10/1/93      4/1/94       4/1/95       4/1/96       4/1/97
                                                     TO 3/31/94   TO 3/31/95   TO 3/31/96   TO 3/31/97   TO 9/30/97
                                                     -----------  -----------  -----------  -----------  -----------
PER SHARE DATA:
Net asset value, beginning of period...............   $   12.50    $   11.71    $   12.01    $   14.20        13.94
Income from investment operations:
  Net investment income (deficit)..................        0.08         0.22         0.37         0.36         0.33
  Net realized and unrealized gains (losses) on
    securities and foreign currency................       (0.79)        0.30         2.19         0.75         3.79
                                                     -----------  -----------  -----------  -----------  -----------
Total from investment operations...................       (0.71)        0.52         2.56         1.11         4.12

Less distributions:
  Dividends from net investment income.............       (0.08)       (0.22)       (0.37)       (0.33)       (0.18)
  Distributions from capital gains.................      --           --           --            (1.04)      --
                                                     -----------  -----------  -----------  -----------  -----------
Net asset value, end of period.....................   $   11.71    $   12.01    $   14.20    $   13.94    $   17.88
                                                     -----------  -----------  -----------  -----------  -----------
TOTAL RETURN:......................................       (5.66%)       4.56%       21.45%        7.46%       29.66%

RATIOS/SUPPLEMENTAL DATA:
Net Assets ($000), end of period...................   $     143    $     284    $     625    $     710    $     884
Ratio of expenses to average net assets, after
  expense reimbursement+...........................        0.99%*       1.00%        1.00%        1.00%        1.01%
Ratio of expenses to average net assets, before
  expense reimbursement+...........................       43.16%*      20.66%        9.90%        7.37%        4.49%*
Ratio of net investment income (deficit) to average
  net assets, after expense........................        1.59%*       2.06%        2.74%        2.49%        1.88%*
Ratio of net investment income (deficit) to average
  net assets, before expense reimbursement+........      (40.58%*)    (17.60%)      (5.74%)      (3.63%)      (1.61%)*
Portfolio turnover**...............................       85.43%      110.40%      197.19%      212.95%      136.75%
Average commission rate paid**.....................      N/A          N/A       $  0.0594    $  0.0586    $  0.0600

------------------------

*   Annualized

**  For the corresponding Series of the Master Trust

+   Includes expenses allocated from Master Trust Fund

SHORT INTERMEDIATE FIXED INCOME FUND

INVESTMENT OBJECTIVE

    Preserving principal and liquidity while seeking a relatively high level of current income.

INVESTMENT STRATEGY

    The Fund's Investment Adviser invests primarily in a portfolio of short-to-intermediate-term bonds that it expects to generate a greater return than the return on one-to three-year U.S. Treasury obligations over a full market cycle. When evaluating any bond, the Investment Adviser selects bonds based upon a "top down" analysis of economic trends. Its investment philosophy emphasizes interest rate decisions and shifts among sectors of the bond market. It also analyzes credit quality, the yield to maturity of the security, and the effect the security will have on the average yield to maturity of the Fund. The Investment Adviser seeks to add value by positioning portfolio securities among various market sectors and maturities along the yield curve.

PRINCIPAL INVESTMENTS

    Under normal conditions, the Fund invests at least 90% of its total assets in an actively managed portfolio of investment grade debt obligations issued by U.S. and foreign corporations, U.S. and foreign governments, and their agencies and instrumentalities. All such obligations are payable in U.S. dollars or, if not payable in U.S. dollars, are fully hedged. The Fund may also use options, futures contracts, and interest rate and currency swaps as hedging techniques.

PORTFOLIO MANAGEMENT

    The Investment Adviser emphasizes a team approach to portfolio management to maximize its overall effectiveness. For a complete list of the portfolio team, see "Portfolio Teams" on page 54.

RISK FACTORS

    As with any fund that invests primarily in bonds, the value of the Fund's investments fluctuates in response to movements in interest rates. If rates go up, the value of debt securities fall; if rates go down, the value of debt securities rise. However, the Investment Adviser expects the Fund's fluctuations to be more moderate than those of a fund with a longer average portfolio duration. To the extent the Fund invests in foreign securities, different political, regulatory environments and other overall economic factors in the countries where the Fund invests may affect performance. For further explanation, see "Risk Factors and Special Considerations" starting on page 58.

INVESTOR EXPENSES--CLASS I SHARES

    Investors pay various expenses, either directly or indirectly. Actual expenses may be more or less than those shown.


SHAREHOLDER TRANSACTION EXPENSES:

Maximum sales charge on purchases...........................  None
Sales charge on reinvested dividends........................  None
Deferred sales charge.......................................  None
Redemption fee..............................................  None
Exchange fee................................................  None

ANNUAL PORTFOLIO OPERATING EXPENSES
  AS A PERCENTAGE OF AVERAGE NET ASSETS:
  (after expense deferral)

Management fees.............................................  0.30%
12b-1 expenses..............................................  None
Other expenses (after expense deferral)(1)..................  0.05%
Total operating expenses (after expense deferral)(1)........  0.35%

------------------------

(1) The Investment Adviser has agreed to defer its management fees and to absorb other operating expenses. Total operating expenses would have been 2.86% and Other expenses would have been 2.56% absent the deferral. See "Investment Adviser Compensation."

EXAMPLE:

    THE TABLE SHOWS WHAT YOU WOULD PAY IF YOU INVESTED $1,000 OVER THE VARIOUS TIME FRAMES INDICATED. THE EXAMPLE ASSUMES YOU REINVEST ALL DIVIDENDS AND THE AVERAGE ANNUAL RETURN IS 5%.

       1 YEAR                 3 YEARS                5 YEARS               10 YEARS
---------------------  ---------------------  ---------------------  ---------------------
         $4                     $11                    $20                    $44

    This example is for comparison purposes only and is not a representation of the Fund's actual expenses and returns, either past or future.

FINANCIAL HIGHLIGHTS

    The following schedule provides selected data for a share of capital stock of the predecessor Institutional Portfolio outstanding throughout each period indicated. The figures for the period ending September 30, 1997 are unaudited. The other figures have been audited by Ernst & Young L.L.P., with respect to the fiscal year ended March 31, 1997. Please read in conjunction with the Trust's 1997 Annual Report and 1997-1998 Semi-Annual Report.

                                                                               8/31/95      4/1/96        4/1/97
                                                                             TO 3/31/96   TO 3/31/97    TO 9/30/97
                                                                             ----------   ----------    ----------
PER SHARE DATA:
Net asset value, beginning of period.......................................   $   12.50    $   12.79   $    12.66
Income from investment operations:
 Net investment income (deficit)...........................................        0.37         0.79         0.79
 Net realized and unrealized gains (losses) on securities and foreign
   currency................................................................        0.29        (0.13)       (0.28)
                                                                             ----------   ----------    ----------
Total from investment operations...........................................        0.66         0.66         0.51
Less distributions:
 Dividends from net investment income......................................       (0.37)       (0.79)       (0.42)
 Distributions from capital gains..........................................          --           --           --
                                                                             ----------   ----------    ----------
Net asset value, end of period.............................................   $   12.79    $   12.66   $    12.76
                                                                             ----------   ----------    ----------
TOTAL RETURN:..............................................................        5.33%        5.30%        4.12%

RATIOS/SUPPLEMENTAL DATA:
Net Assets ($000), end of period...........................................   $   4,726    $   5,364   $   12,921
Ratio of expenses to average net assets, after expense reimbursement+......        0.35%*       0.35%        0.36%
Ratio of expenses to average net assets, before expense reimbursement+.....        3.17%*       2.86%        1.51%*
Ratio of net investment income (deficit) to average net assets, after
  expense reimbursement+...................................................        5.81%*       6.18%        6.68%*
Ratio of net investment income (deficit) to average net assets, before
  expense reimbursement+...................................................       (4.01%*)       4.95%       5.53%*
Portfolio turnover**.......................................................      114.38%      132.30%      123.64%
Average commission rate paid**.............................................          --           --           --

------------------------

*   Annualized

**  For the corresponding Series of the Master Trust

+   Includes expenses allocated from Master Trust Fund

FULLY DISCRETIONARY FIXED INCOME FUND

INVESTMENT OBJECTIVE

    Maximum total return.

INVESTMENT STRATEGY

    The Fund's Investment Adviser seeks to outperform the total return of an index of either government/ corporate investment grade debt or government/corporate/ mortgage investment grade debt over a full market cycle through an actively managed diversified portfolio of debt securities. When evaluating any bond, the Investment Adviser selects bonds based upon a "top down" analysis of economic trends. Its investment philosophy emphasizes interest rate decisions and shifts among sectors of the bond market. It also analyzes credit quality, the yield to maturity of the security, and the effect the security will have on the Fund.

PRINCIPAL INVESTMENTS

    Under normal conditions, the Fund invests at least 65% of its total assets in investment grade debt securities issued by U.S. and foreign corporations, U.S. and foreign governments, and their agencies and instrumentalities. These securities include bonds, notes, mortgage-backed and asset-backed securities with rates that are fixed, variable or floating. The Fund may invest up to 20% of its total assets in debt securities rated below investment grade by a nationally recognized statistical rating agency, or of comparable quality if unrated. For a description of these ratings, see "Corporate Bond Ratings" beginning on page 64. The Fund may also use options, futures contracts and interest rate and currency swaps as hedging techniques. The average portfolio duration of the Fund will range from two to eight years. The Fund may invest up to 30% of its total assets in securities payable in foreign currencies.

PORTFOLIO MANAGEMENT

    The Investment Adviser emphasizes a team approach to portfolio management to maximize its overall effectiveness. For a complete list of the portfolio team, see "Portfolio Teams" on page 54.

RISK FACTORS

    As with any fund that invests in bonds, the value of the Fund's investments fluctuates in response to movements in interest rates. If interest rates go up, the value of bonds fall; if rates go down, the value of bonds rise. However, the Investment Adviser expects the Fund's fluctuations to be more moderate than those of a fund with a longer average duration. The lower-rated debt securities in which the Fund invests are considered speculative and are subject to greater volatility and risk of loss than investment grade securities, particularly in deteriorating economic periods. To the extent the Fund invests in foreign securities, performance also depends upon changing currency values, different political and economic environments, and other overall economic conditions in countries where the Fund invests. For further explanation, see "Risk Factors and Special Considerations" starting on page 58..

INVESTOR EXPENSES--CLASS I SHARES

    Investors pay various expenses, either directly or indirectly. Actual expenses may be more or less than those shown.


SHAREHOLDER TRANSACTION EXPENSES:

Maximum sales charge on purchases...........................  None
Sales charge on reinvested dividends........................  None
Deferred sales charge.......................................  None
Redemption fee..............................................  None
Exchange fee................................................  None

ANNUAL FUND OPERATING EXPENSES
  AS A PERCENTAGE OF AVERAGE NET ASSETS:
  (after expense deferral)

Management fees.............................................  0.45%
12b-1 expenses..............................................  None
Other expenses (after expense deferral)(1)..................  --
Total operating expenses (after expense deferral)(1)........  0.45%

------------------------

(1) The Investment Adviser has agreed to defer its management fees and to absorb other operating expenses. Total operating expenses would have been 3.74% and Other expenses would have been 3.29% absent the deferral. See "Investment Adviser Compensation."

EXAMPLE:

    THE TABLE SHOWS WHAT YOU WOULD PAY IF YOU INVESTED $1,000 OVER THE VARIOUS TIME FRAMES INDICATED. THE EXAMPLE ASSUMES YOU REINVEST ALL DIVIDENDS AND THE AVERAGE ANNUAL RETURN IS 5%.

       1 YEAR                 3 YEARS                5 YEARS               10 YEARS
---------------------  ---------------------  ---------------------  ---------------------
         $5                     $14                    $25                    $57

    This example is for comparison purposes only and is not a representation of the Fund's actual expenses and returns, either past or future.

FINANCIAL HIGHLIGHTS

    The following schedule provides selected data for a share of capital stock of the predecessor Institutional Portfolio outstanding throughout each period indicated. The figures for the period ending September 30, 1997 are unaudited. The other figures have been audited by Ernst & Young L.L.P., with respect to the fiscal year ended March 31, 1997. Please read in conjunction with the Trust's 1997 Annual Report and 1997-1998 Semi-Annual Report.

                                                                                 8/31/95      4/1/96       4/1/97
                                                                               TO 3/31/96   TO 3/31/97   TO 9/30/97
                                                                               ----------   ----------   ----------
PER SHARE DATA:
Net asset value, beginning of period.........................................   $   12.50    $   12.72    $   12.54
Income from investment operations:
 Net investment income (deficit).............................................        0.45         0.79         0.80
 Net realized and unrealized gains (losses) on securities and foreign
  currency...................................................................        0.47        (0.17)        0.09
                                                                               ----------   ----------   ----------
Total from investment operations.............................................        0.92         0.62         0.89
Less distributions:
 Dividends from net investment income........................................       (0.44)       (0.80)       (0.42)
 Distributions from capital gains............................................       (0.26)          --           --
                                                                               ----------   ----------   ----------
Net asset value, end of period...............................................   $   12.72    $   12.54    $   13.01
                                                                               ----------   ----------   ----------
TOTAL RETURN:................................................................        5.49%        4.98%        7.18%

RATIOS/SUPPLEMENTAL DATA:
Net Assets ($000), end of period.............................................   $   4,414    $  15,865    $  14,220
Ratio of expenses to average net assets, after expense reimbursement+........        0.45%*       0.45%        0.46%*
Ratio of expenses to average net assets, before expense reimbursement+.......        6.45%*       3.74%        1.61%*
Ratio of net investment income (deficit) to average net assets, after expense
  reimbursement+.............................................................        6.39%*       6.12%        6.35%*
Ratio of net investment income (deficit) to average net assets, before
  expense reimbursement+.....................................................        2.63%*       4.71%        5.20%*
Portfolio turnover**.........................................................       60.06%      190.83%      220.55%
Average commission rate paid**...............................................          --           --           --

------------------------

*   Annualized

**  For the corresponding Series of the Master Trust

+   Includes expenses allocated from Master Trust Fund

STRATEGIC INCOME FUND

INVESTMENT OBJECTIVE

    High level of current income.

INVESTMENT STRATEGY

    The Fund's Investment Adviser generally invests across three sectors -international fixed income securities, lower-rated debt securities, and mortgage-backed securities--but may invest all of the Fund's assets in one sector if, in its judgment, an opportunity exists to generate higher income without undue risk to principal. When evaluating any bond, the Investment Adviser selects bonds based upon a "top down" analysis of economic trends. It also analyzes credit quality, the yield to maturity of the security, and the effect the security will have on the Fund. The Investment Adviser believes it can lower the risks of investing in lower-rated debt through these professional management techniques and through diversification.

PRINCIPAL INVESTMENTS

    Under normal conditions, the Fund invests at least 65% of its total assets in income producing securities such as international fixed income securities, lower-rated debt securities, and mortgage-related securities. There is no limit on the portfolio maturity or the acceptable rating of a security to be bought by the Fund; however, under normal conditions the average rating of the Fund will be investment grade. The Fund may invest without limitation in debt securities rated below investment grade by a nationally recognized statistical rating agency, or of comparable quality if unrated. For a description of these ratings, see "Corporate Bond Ratings" beginning on page 64. The Fund may also buy common and preferred stocks and may also use options, futures contracts and interest rate and currency swaps as hedging techniques.

PORTFOLIO MANAGEMENT

    The Investment Adviser emphasizes a team approach to portfolio management to maximize its overall effectiveness. For a complete list of the portfolio team, see "Portfolio Teams" on page 54.

RISK FACTORS

    As with any fund that invests primarily in income producing securities, the value of the Fund's investments fluctuates in response to movements in interest rates. If interest rates go up, the value of debt securities falls; if rates go down, the value of debt securities rises. Lower-rated securities, while usually offering higher yields, generally have more risk and volatility than higher-rated securities because of reduced creditworthiness and greater chance of default. Periods of high interest rates or recession may adversely affect the issuer's ability to pay interest and principal. Mortgage-related securities have yield and maturity characteristics of the underlying mortgages, and thus have higher prepayments than other securities during periods of declining interest rates. To the extent the Fund invests in foreign securities, performance also depends upon changing currency values, different political and regulatory environments, and other overall economic factors in countries where the Fund invests. For further explanation, see "Risk Factors and Special Considerations" starting on page 58.

INVESTOR EXPENSES--CLASS I SHARES

    Investors pay various expenses, either directly or indirectly. Actual expenses may be more or less than those shown.


SHAREHOLDER TRANSACTION EXPENSES:

Maximum sales charge on purchases...........................  None
Sales charge on reinvested dividends........................  None
Deferred sales charge.......................................  None
Redemption fee..............................................  None
Exchange fee................................................  None

ANNUAL PORTFOLIO OPERATING EXPENSES
  AS A PERCENTAGE OF AVERAGE NET ASSETS:
  (after expense deferral)

Management fees.............................................  0.60%
12b-1 expenses..............................................  None
Other expenses (after expense deferral)(1)..................  0.15%
Total operating expenses (after expense deferral)(1)........  0.75%

------------------------

(1) The Investment Adviser has agreed to defer its management fees and to absorb other operating expenses. Total operating expenses would have been 2.33% and Other expenses would have been 1.73% absent the deferral. See "Investment Adviser Compensation."

EXAMPLE:

    THE TABLE SHOWS WHAT YOU WOULD PAY IF YOU INVESTED $1,000 OVER THE VARIOUS TIME FRAMES INDICATED. THE EXAMPLE ASSUMES YOU REINVEST ALL DIVIDENDS AND THE AVERAGE ANNUAL RETURN IS 5%.

       1 YEAR                 3 YEARS                5 YEARS               10 YEARS
---------------------  ---------------------  ---------------------  ---------------------
         $8                     $24                    $42                    $93

    This example is for comparison purposes only and is not a representation of the Fund's actual expenses and returns, either past or future.

FINANCIAL HIGHLIGHTS

    The following schedule provides selected data for a share of capital stock of the predecessor Institutional Portfolio outstanding throughout each period indicated. The figures for the period ending September 30, 1997 are unaudited. The other figures have been audited by Ernst & Young L.L.P., with respect to the fiscal year ended March 31, 1997. Please read in conjunction with the Trust's 1997 Annual Report and 1997-1998 Semi-Annual Report.

                                                                                             7/31/96      4/1/97
                                                                                           TO 3/31/97   TO 9/30/97
                                                                                           ----------   ----------
PER SHARE DATA:
Net asset value, beginning of period.....................................................   $   12.50    $   13.06
Income from investment operations:
 Net investment income (deficit).........................................................        0.61         0.87
 Net realized and unrealized gains (losses) on securities and foreign currency...........        0.76         0.82
                                                                                           ----------   ----------
Total from investment operations.........................................................        1.37         1.69
Less distributions:
 Dividends from net investment income....................................................       (0.61)        0.43
 Distributions from capital gains........................................................       (0.20)          --
                                                                                           ----------   ----------
Net asset value, end of period...........................................................   $   13.06    $   14.32
                                                                                           ----------   ----------
TOTAL RETURN:............................................................................       11.07%       13.12%
RATIOS/SUPPLEMENTAL DATA:
Net Assets ($000), end of period.........................................................   $   4,206    $   4,285
Ratio of expenses to average net assets, after expense reimbursement+....................        0.77%*       0.76%*
Ratio of expenses to average net assets, before expense reimbursement+...................        2.33%*       2.94%*
Ratio of net investment income (deficit) to average net assets, after expense
  reimbursement+.........................................................................        6.97%*       6.32%*
Ratio of net investment income (deficit) to average net assets, before expense
  reimbursement+.........................................................................        6.36%*       4.13%*
Portfolio turnover**.....................................................................      211.63%      205.35%
Average commission rate paid**...........................................................   $  0.0600    $  0.0267

------------------------

*   Annualized

**  For the corresponding Series of the Master Trust

+   Includes expenses allocated from Master Trust Fund

HIGH YIELD BOND FUND

INVESTMENT OBJECTIVE

    High level of current income and capital growth.

INVESTMENT STRATEGY

    The Fund invests primarily in lower-rated debt securities commonly referred to as "junk bonds." When evaluating any bond, the Investment Adviser selects bonds based upon a combination of both "top-down" analysis of economic trends and "bottom-up" analysis that evaluates the financial condition and competitiveness of individual companies. It also analyzes credit quality, the yield to maturity of the security, and the effect the security will have on the average yield to maturity of the Fund. The Investment Adviser believes it can lower the risks of investing in lower-rated debt through these professional management techniques and through diversification.

PRINCIPAL INVESTMENTS

    Under normal conditions, the Fund allocates at least 65% of its total assets in lower-rated debt securities and convertible securities rated below investment grade by a nationally recognized statistical rating agency, or of comparable quality if unrated. There is no limit on either the portfolio maturity or the acceptable rating of securities bought by the Fund. For a description of these ratings, see "Corporate Bond Ratings" beginning on page 64. Securities may bear rates that are fixed, variable or floating. The Fund may invest up to 35% of its total assets in equity securities of U.S. and foreign companies. The Fund is not restricted to investments in companies of any particular size, but currently intends to invest principally in companies with market capitalizations above $100 million at the time of purchase. The Fund may also use options, futures contracts and interest rate and currency swaps as hedging techniques.

PORTFOLIO MANAGEMENT

    The Investment Adviser emphasizes a team approach to portfolio management to maximize its overall effectiveness. For a complete list of the portfolio team, see "Portfolio Teams" on page 54.

RISK FACTORS

    As with any fund that invests primarily in bonds, the value of the Fund's investments fluctuates in response to movements in interest rates. When rates go up, debt security prices fall; when rates go down, debt security prices rise. Lower-rated securities, while usually offering higher yields, generally have more risk and volatility than higher-rated securities because of reduced creditworthiness and greater chance of default. Periods of high interest rates and recession may adversely affect the issuer's ability to pay interest and principal. To the extent the Fund invests in stocks, the value of those investments will fluctuate day to day with movements in the stock market as well as in response to the activities of individual companies. The companies in which the Fund invests may be more subject to volatile market movements than securities of larger, more established companies. To the extent the Fund invests in foreign securities, performance also depends on changes in foreign currency values different political and regulatory environments, and overall economic factors in the countries where the Fund invests. For further explanation, see "Risk Factors and Special Considerations" starting on page 58.

INVESTOR EXPENSES--CLASS I SHARES

    Investors pay various expenses, either directly or indirectly. Actual expenses may be more or less than those shown.


SHAREHOLDER TRANSACTION EXPENSES:

Maximum sales charge on purchases...........................  None
Sales charge on reinvested dividends........................  None
Deferred sales charge.......................................  None
Redemption fee..............................................  None
Exchange fee................................................  None

ANNUAL FUND OPERATING EXPENSES
  AS A PERCENTAGE OF AVERAGE NET ASSETS:
  (after expense deferral)

Management fees.............................................  0.60%
12b-1 expenses..............................................  None
Other expenses (after expense deferral)(1)..................  0.15%
Total operating expenses (after expense deferral)(1)........  0.75%

------------------------

(1) The Investment Adviser has agreed to defer its management fees and to absorb other operating expenses. Total operating expenses would have been 1.95% and Other expenses would have been 1.35% absent the deferral. See "Investment Adviser Compensation."

EXAMPLE:

    THE TABLE SHOWS WHAT YOU WOULD PAY IF YOU INVESTED $1,000 OVER THE VARIOUS TIME FRAMES INDICATED. THE EXAMPLE ASSUMES YOU REINVEST ALL DIVIDENDS AND THE AVERAGE ANNUAL RETURN IS 5%.

       1 YEAR                 3 YEARS                5 YEARS               10 YEARS
---------------------  ---------------------  ---------------------  ---------------------
         $8                     $24                    $42                    $93

    This example is for comparison purposes only and is not a representation of the Fund's actual expenses and returns, either past or future.

FINANCIAL HIGHLIGHTS

    The following schedule provides selected data for a share of capital stock of the predecessor Institutional Portfolio outstanding throughout each period indicated. The figures for the period ending September 30, 1997 are unaudited. The other figures have been audited by Ernst & Young L.L.P., with respect to the fiscal year ended March 31, 1997. Please read in conjunction with the Trust's 1997 Annual Report and 1997-1998 Semi-Annual Report.

                                                                                             7/31/96      4/1/97
                                                                                           TO 3/31/97   TO 9/30/97
                                                                                           ----------   ----------
PER SHARE DATA:
Net asset value, beginning of period.....................................................   $   12.50   $    13.20
Income from investment operations:
 Net investment income (deficit).........................................................        0.74         1.09
 Net realized and unrealized gains (losses) on securities and foreign currency...........        0.95         1.03
Total from investment operations.........................................................        1.69         2.12
                                                                                           ----------   ----------
Less distributions:
 Dividends from net investment income....................................................       (0.73)       (0.54)
 Distributions from capital gains........................................................       (0.26)          --
                                                                                           ----------   ----------
Net asset value, end of period...........................................................   $   13.20   $    14.78
                                                                                           ----------   ----------
TOTAL RETURN:............................................................................       13.90%       16.40

RATIOS/SUPPLEMENTAL DATA:
Net Assets ($000), end of period.........................................................   $   4,608   $    4,749
Ratio of expenses to average net assets, after expense reimbursement+....................        0.75%*       0.76%*
Ratio of expenses to average net assets, before expense reimbursement+...................        1.95%*       2.83%*
Ratio of net investment income (deficit) to average net assets, after expense
  reimbursement+.........................................................................        8.47%*       7.67%*
Ratio of net investment income (deficit) to average net assets, before expense
  reimbursement+.........................................................................        7.97%*       5.60%*
Portfolio turnover**.....................................................................      465.32%      403.81%
Average commission rate paid**...........................................................   $  0.0200   $   0.0500

------------------------

*   Annualized

**  For the corresponding Series of the Master Trust

+   Includes expenses allocated from Master Trust Fund

SIMPLIFIED ACCOUNT INFORMATION

                                                                       OPENING AN ACCOUNT
                                  ---------------------------------------------------------------------------------------------

     This is the minimum                                                    $250,000
     initial investment

  Use this type of application                                  New Account Form (Non-Retirement)

       Before completing          Each Fund offers a variety of features, which are described in the "Your Account" section of
        the application                   this prospectus. Please read this section before completing the application.

   Completing the application     If you need assistance, contact your financial representative, or call us at (800) 551-8043.

  If you are sending money by     Mail application and check, payable to: NICHOLAS-APPLEGATE MUTUAL FUNDS, PO BOX 8326, BOSTON,
             CHECK                                MA 02266-8326. The Trust will not accept third-party checks.

                                   Please read the bank wire or ACH section under the "Buying Shares" section below. You will
If you are sending money by BANK     need to obtain an account number with the Trust by sending a completed application to:
          WIRE or ACH             NICHOLAS-APPLEGATE MUTUAL FUNDS, PO BOX 8326, BOSTON, MA 02266-8326. To receive your account number, call either your financial representative or us at (800) 551-8043.




                                                                          BUYING SHARES
                                  ---------------------------------------------------------------------------------------------

      This is the minimum                                                   $10,000
     subsequent investment

                                        The Trust is generally open on days that the New York Stock Exchange is open. All
   The price you will receive        transactions received in good order before the market closes receive that day's price.

                                     Instruct your bank to wire the amount you wish to invest to: STATE STREET BANK & TRUST
If you are sending money by             CO.--ABA #011000028 DDA #9904-645-0 STATE STREET BOS, ATTN: MUTUAL FUNDS Credit:
         BANK WIRE                     NICHOLAS-APPLEGATE [FUND NAME][SHARE CLASS], [YOUR NAME], [ACCOUNT NAME OR NUMBER]

                                   Call your bank to ensure (1) that your bank supports ACH, and (2) this feature is active on your bank account. To establish this option, either complete the appropriate sections when
If you are sending money by ACH    opening an account, or contact your financial representative, or call us at (800) 551-8043 for further information. To initiate an ACH purchase, call the Trust at (800) 551-8043.


                                                                   SELLING OR REDEEMING SHARES
                               --------------------------------------------------------------------------------------------------
                                             IN WRITING                                          BY PHONE
                               --------------------------------------------------------------------------------------------------

                                                                                     Selling shares by phone is a service option
                                                                                      which must be established on your account
                                                                                       prior to making a request. See the "Your
                                                                                     Account" section, or contact your financial
                               Certain requests may require a SIGNATURE GUARANTEE.   representative or the Trust at (800) 551-8043
   Things you should know       See that section below for further information.       for further information. The maximum amount
                                You may sell up to the full account value.          which may be requested by phone, regardless of
                                                                                    account size, is $50,000. Amounts greater than
                                                                                    that must be requested in writing. If you wish
                                                                                        to receive your monies by bank wire, the
                                                                                             minimum request is $5,000.

                                If you purchased shares through a financial representative, or plan administrator/sponsor, you should call them regarding the most efficient way to sell shares. If you bought shares recently by check, they may not be available to be sold for up to 15 calendar days from the date of purchase.
                                  Sales by a corporation, trust or fiduciary may have special requirements. Please call your financial representative, a plan administrator/sponsor or us for further information.

                                              The Trust is open on days that the New York Stock Exchange is open.
  The price you will receive     All transactions received in good order before the market closes receive that day's price.

                                  Please put your request in writing, including:
                                  the name of the account owners, account number
                                 and Fund and share Class you are redeeming from,     Either contact your financial representative
  If you want to receive your      the share or dollar amount you wish to sell,             or call us at (800) 551-8043.
      monies by BANK WIRE       signed by all account owners. Mail this request to:  The proceeds will be sent to the existing bank
                                     NICHOLAS-APPLEGATE MUTUAL FUNDS,                     WIRE ADDRESS LISTED ON THE ACCOUNT.
                                     PO BOX 8326, BOSTON, MA 02266-8326.
                               The check will be sent to the existing bank wire
                                address listed on the account.

                                                                                      Either contact your financial representative
                                                                                              or call us at (800) 551-8043.
  If you want to receive                                                             The proceeds will be sent to the existing ACH
     your monies by ACH                 Please call us at (800) 551-8043.            instructions on the account and will generally
                                                                                    be received at your bank two business days after
                                                                                              your request is received.


SIMPLIFIED ACCOUNT INFORMATION


                                                                      SIGNATURE GUARANTEES
                                 --------------------------------------------------------------------------------------------------
                                   A signature guarantee is required of a financial institution to verify the authenticity of
          A definition           an individual's signature. It can usually be obtained from a broker, commercial or savings bank, or credit union.

                                   A signature guarantee is needed when making a written request for the following reasons:
                                                      1. When selling more than $50,000 worth of shares;
                                 2. When you want a check or bank wire sent to a name or address that is not currently listed on the account;
       When you need one         3. To sell shares from an account controlled by a corporation, partnership, trust or fiduciary; or
                                                    4. If your address was changed within the last 60 days.



                                                                        EXCHANGING SHARES
                                  ---------------------------------------------------------------------------------------------

  This is the minimum exchange                                              $250,000
  amount to open a new account

                                               The Trust is open on days that the New York Stock Exchange is open.
   The price you will receive      All transactions received in good order before the market closes receive that day's price.

                                           The exchange must be to the Class I Shares of another Fund or to the Money
                                                    Market Fund and to an account with the same registration.
                                     If opening an account as part of an exchange, you must obtain and read the prospectus.
     Things you should know         If you intend to keep money in the Fund you are exchanging from, make sure that you leave an amount equal to or greater than the Fund's minimum account size (see the "Opening an Account"
                                   section). To protect other investors, the Trust may limit the number of exchanges you can make.

                                       Either contact your financial representative, or call the Trust at (800) 551-8043.
How to request an                  The Trust will accept a request by phone if this feature was previously established on your
exchange by PHONE                                 account. See the "Your Account" section for further information.

                                  Please put your exchange request in writing, including: the name on the account, the name of
 How to request an               the Fund and the account number you are exchanging from, the shares or dollar amount you wish
 exchange by MAIL                       to exchange, and the Fund you wish to exchange to. Mail this request to:
                                                              PO BOX 8326, BOSTON, MA 02266-8326.

YOUR ACCOUNT

TRANSACTION POLICIES

PURCHASE OF SHARES. Class I Shares are offered at net asset value without a sales charge to qualified retirement plans, financial and other institutions and "wrap accounts." The minimum initial investment is $250,000, and the minimum subsequent investment is $10,000. The Distributor may waive these minimums from time to time. Certain Funds also offer Class A, B, C and Q Shares, which have different sales charges and other expenses that may affect their performance. You can obtain more information about these other share Classes from Nicholas-Applegate Securities at (800) 551-8643.

VALUATION OF SHARES. The net asset value per share (NAV) for Class I Shares of the Fund is determined each business day at the close of regular trading on the New York Stock Exchange (usually 4 p.m. Eastern Time) by dividing the Class' net assets by the number of its shares outstanding.

BUY AND SELL PRICES. When you buy shares, you pay the NAV, as described earlier. When you sell shares, you receive the NAV. Your financial institution may charge you a fee to execute orders on your behalf.

EXECUTION OF REQUESTS. Each Fund is open on the days the New York Stock Exchange is open, usually Monday-Friday. Buy and sell requests are executed at the NAV next calculated after your request is received in good order by the transfer agent or another agent designated by the Trust.

At times of peak activity, it may be difficult to place requests by phone. During these times, consider sending your request in writing. Each Fund reserves the right to reject any purchase or to suspend or modify the continuous offering of its shares. Your financial representative is responsible for forwarding payment promptly to the transfer agent. The Trust reserves the right to cancel any buy request if payment is not received within three days.

In unusual circumstances, any Fund may temporarily suspend the processing of sell requests, or may postpone payment of proceeds for up to three business days or longer, as allowed by federal securities laws.

TELEPHONE TRANSACTIONS. For your protection, telephone requests may be recorded in order to verify their accuracy. In addition the Trust will take measures to verify the identity of the caller, such as asking for name, account number, Social Security or taxpayer ID number and other relevant information. If these measures are not taken, your Fund may be responsible for any losses that may occur in your account due to an unauthorized telephone call.

CERTIFICATED SHARES. Most shares are electronically recorded. If you wish to have certificates for your shares, please write to the transfer agent. Certificated shares can only be sold by returning the certificates to the transfer agent, along with a letter of instruction or a stock power and a signature guarantee.

SALES IN ADVANCE OF PURCHASE PAYMENTS. When you place a request to sell shares for which the purchase money has not yet been collected, the request will be executed in a timely fashion, but the Fund will not release the proceeds to you until your purchase payment clears. This may take up to fifteen calendar days after the purchase.

SHAREHOLDER INQUIRIES. Shareholder inquiries should be addressed to the Trust, c/o the Trust's transfer agent,

State Street Bank and Trust Company
Attention: Nicholas-Applegate Mutual Funds
P.O. Box 8326
Boston, MA 02266-8326

Telephone inquiries can be made by calling 1-800-551-8043 or, from outside the U.S., 1-617-774-5000 (collect).

FEATURES AND ACCOUNT POLICIES

The services referred to in this section may be terminated or modified at any time upon 60 days' written notice to shareholders. Shareholders seeking to add to, change or cancel their selection of available services should contact the transfer agent at the address and telephone number provided above.

RETIREMENT PLANS. You may invest in each Fund through various retirement plans, including IRAs, Simplified Employee Plan (SEP) IRAs, 403(b) plans, 457 plans, and all qualified retirement plans. For further information about any of the plans, agreements, applications and annual fees, contact the Distributor, your financial representative or plan sponsor. To determine which retirement plan is appropriate for you, consult your tax adviser.

YOUR ACCOUNT

ACCOUNT STATEMENTS.  In general, you will receive account statements as follows:

-  After every transaction that affects your account balance.

-  After any changes of name or address of the registered owner(s).

-  In all other circumstances, every quarter.

Every year you will also receive an applicable tax information statement, mailed by January 31.

DIVIDENDS. The Funds generally distribute most or all of their net earnings in the form of dividends. Each Fund pays dividends of net investment income as follows:

     ANNUALLY                         QUARTERLY                          MONTHLY
----------------------------  ----------------------------     ----------------------------
Global Blue Chip                Global Growth & Income         Short Intermediate

International Core Growth       Balanced Growth                Fully Discretionary

Worldwide Growth                Income & Growth                Strategic Income

International Small Cap                                        High Yield Bond

Emerging Countries                                             Emerging Markets

Global Technology                                              Bond

Greater China

Pacific Rim

Latin America

Large Cap Growth

Core Growth

Value

Emerging Growth

MiniCap


Any net capital gains are distributed annually.

DIVIDEND REINVESTMENTS. If you choose this option, or if you do not indicate any choice, your dividends will be reinvested on the ex-dividend date. Alternatively, you can choose to have a check for your dividends mailed to you. Interest will not accrue or be paid on uncashed dividend checks.

TAXABILITY OF DIVIDENDS. As long as a Fund meets the requirements for being a tax-qualified regulated investment company, which each Fund has in the past and intends to in the future, it pays no federal income tax on the earnings it distributes to shareholders.

Consequently, dividends you receive from a Fund whether reinvested or taken as cash, are generally considered taxable. Dividends from a Fund's long-term capital gains are taxable as capital gains; dividends from other sources are generally taxable as ordinary income.

Some dividends paid in January may be taxable as if they had been paid the previous December. Corporations may be entitled to take a dividends-received deduction for a portion of certain dividends they receive.

The tax information statement that is mailed to you details your dividends and their federal tax category, although you should verify your tax liability with your tax professional.

TAXABILITY OF TRANSACTIONS. Any time you sell or exchange shares, it is considered a taxable event for you. Depending on the purchase price and the sale price of the shares you sell or exchange, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transactions.

SMALL ACCOUNTS (NON-RETIREMENT ONLY). If you draw down a non-retirement account so that its total value is less than the Fund minimum, you may be asked to purchase more shares within 60 days. If you do not take action, the Fund may close out your account and mail you the proceeds. Your account will not be closed if its drop in value is due to Fund performance.

AUTOMATIC WITHDRAWALS. You may make automatic withdrawals from a Fund of $250 or more on a monthly or quarterly basis if you have an account of $15,000 or more in the Fund. Withdrawal proceeds will normally be received prior to the end of the month or quarter. See the account application for further information.

AUTOMATIC INVESTMENT PLAN. You may make regular monthly or quarterly investments in Class I Shares of each Fund through automatic withdrawals of specified amounts from your bank account once an automatic investment plan is established. See the account application for further details about this service or call the Transfer Agent at 1-800-551-8043.

CROSS-REINVESTMENT. You may cross-reinvest dividends or dividends and capital gains distributions paid by one Fund into Class I Shares of another Fund, subject to conditions outlined in the Statement of Additional Information and the applicable provisions of the qualified retirement plan.

SHAREHOLDER SERVICES. The Investment Adviser may make payments from its own resources to brokers, consultants and financial institutions for performing certain services for shareholders and for the maintenance of shareholder accounts.

ORGANIZATION AND MANAGEMENT

INVESTMENT ADVISER COMPENSATION

Each Fund pays the Investment Adviser a monthly fee pursuant to an investment advisory agreement. The Emerging Countries Fund and Latin American Fund each pays at the annual rate of 1.25% of the Fund's net assets. The Global Technology Fund pays a monthly fee at the annual rate of 1.00% of the Fund's net assets. The Pacific Rim Fund, the Greater China Fund and the Emerging Growth Fund each pays at the annual rate of 1.00% of the Fund's net assets. The Worldwide, International Core Growth and International Small Cap Funds each pays at the annual rate of 1.00% on the first $500 million of the Fund's net assets, .90% on the next 500 million of the Fund's net assets, and .85% on net assets of the Fund in excess of $1 billion. The Global Growth & Income Fund pays at the annual rate of .85% of the Fund's net assets. The Short Intermediate Fund pays at the annual rate of 0.30% of the first $250 million of the Fund's net assets and 0.25% of the average net assets in excess of $250 million. The Emerging Markets Bond Fund pays at the annual rate of 0.70% of its net assets. The Global Blue Chip Fund pays at the annual rate of .80% of the Fund's net assets. The Fully Discretionary Fund pays at the annual rate of 0.45% of the first $500 million of the Fund's average net assets, 0.40% of the next $250 million of net assets, and 0.35% of net assets in excess of $750 million. The Strategic Income and High Yield Bond Funds each pays at the annual rate of 0.60% of the Fund's net assets. The Large Cap Growth, Core Growth, Value, Mini Cap, Income & Growth, and Balanced Growth Funds each pays at the annual rate of 0.75% of the first $500 million of the Fund's net assets, 0.675% of the next $500 million of net assets, and 0.65% of net assets in excess of $1 billion.

The Investment Adviser has agreed to waive or defer its management fees payable by the Funds, and to absorb other operating expenses of the Funds, so that the expenses for the Class I Shares of the Funds will not exceed the following expense ratios on an annual basis through March 31, 1998: Worldwide Growth and Global Growth & Income Funds 1.35%, International Core Growth, International Small Cap Growth, Global Technology Funds--1.40%, Greater China and Pacific Rim Funds--1.40%, Emerging Countries and Latin America Funds--1.65%, Short Intermediate Fund--0.35%; Fully Discretionary Fund--0.45%; Strategic Income and High Yield Bond Funds--0.75%; Income & Growth, Balanced Growth, Large Cap, Value and Core Growth Funds--1.00%; Emerging Growth Fund - 1.17%; Mini-Cap Fund - 1.56%; Emerging Markets Bond Fund--0.95%; and Global Blue Chip Fund--1.20%. Each Fund will reimburse the Investment Adviser for fees deferred or other expenses paid pursuant to this Agreement in later years in which operating expenses for the Fund are less than the percentage limitation set forth above for any such year.

Sub-Advisers. To assist it in the management of the Greater China and Pacific Rim Funds, the Investment Adviser has entered into sub-advisory agreements with its investment advisory affiliates, Nicholas-Applegate Capital Management--Hong Kong, 6th Floor, Three Exchange Square, 8 Connaught Place, Hong Kong, and Nicholas-Applegate Capital Management--Asia, 65 Chulia Street #3201/04 OCBC Centre, Singapore (the "Sub-Advisers"). Pursuant to each sub-advisory agreement, the Investment Adviser pays its affiliates each a fee ranging from 10% to 40% of the fee it receives. To the extent the Investment Adviser waives or defers its management fee under circumstances outlined above, the Sub-Advisers will also waive or defer their fees.

ADMINISTRATOR COMPENSATION

The Funds pay administrative fees for administrative personnel and services (including certain legal and financial reporting services). Each Fund pays Nicholas-Applegate Capital Management an annual fee of .10% of net assets. Each Fund pays Investment Company Administration Corporation (ICAC) an annual fee at an annual rate ranging from .05% to .01% of average net assets, with a minimum of $40,000 per Fund.

DISTRIBUTOR

Nicholas-Applegate Securities
600 West Broadway, 30th Floor
San Diego, California 92101
(800) 551-8045

PORTFOLIO TRADES

The Investment Adviser is responsible for the Funds' portfolio transactions. In placing portfolio trades, the Investment Adviser and Sub-Advisers may use brokerage firms that sell shares of the Fund or that provide research services to the Fund, but only when the Investment Adviser and Sub Advisers believe no other firm offers a better combination of quality execution (i.e. timeliness and completeness) and favorable price. The Investment Adviser expects high annual portfolio turnover up to 200%. This is generally higher than other funds and will result in the Funds incurring higher brokerage costs.

INVESTMENT OBJECTIVE

Each Fund's investment objective is fundamental and may only be changed with shareholder approval. The other fundamental limitations are described in the Statement of Additional Information. All other changes may be made by the Board of Trustees without shareholder approval.

DIVERSIFICATION

All the Funds are diversified, except the Emerging Markets Bond Fund, which is non-diversified. All Funds remain subject to the diversification limits imposed by the Internal Revenue Code.

PRIOR MASTER-FEEDER STRUCTURE

Prior to February 27,1998, the various Classes of each of the Funds were separate Portfolios of the Trust, and invested all of their assets in corresponding portfolios of Nicholas-Applegate Investment Trust (the "Master Trust"). In this "master-feeder" structure, the Investment Adviser served as the adviser to the Master Trust, and the Trust had no separate adviser. The master-feeder structure was terminated, with the approval of the shareholders of the Trust, in order to achieve certain economies for the Trust.

ORGANIZATION AND MANAGEMENT

PORTFOLIO TEAMS

EQUITY MANAGEMENT--INTERNATIONAL/GLOBAL

CATHERINE SOMHEGYI, PARTNER

Chief Investment Officer--Global Equity Management
Joined firm in 1987; prior investment management experience with Professional Asset Securities, Inc. and Pacific Century Advisers
M.B.A. and B.S.--University of Southern California
WORLDWIDE GROWTH, INTERNATIONAL CORE GROWTH, INTERNATIONAL SMALL CAP GROWTH, EMERGING COUNTRIES, EMERGING GROWTH, GLOBAL GROWTH & INCOME, GLOBAL TECHNOLOGY, GLOBAL BLUE CHIP, LATIN AMERICA, PACIFIC RIM, AND GREATER CHINA

LARRY SPEIDELL, PARTNER, CFA

Director of Global/Systematic Portfolio Management and Research
Joined firm in 1994; 23 years prior investment management experience with Batterymarch Financial Management and Putnam Management Company
M.B.A.--Harvard University; B.E.--Yale University
WORLDWIDE GROWTH, INTERNATIONAL CORE GROWTH, GLOBAL GROWTH & INCOME, INTERNATIONAL SMALL CAP GROWTH, EMERGING COUNTRIES, GLOBAL TECHNOLOGY, GLOBAL BLUE CHIP, LATIN AMERICA, PACIFIC RIM, GREATER CHINA, VALUE, AND BALANCED GROWTH

JOHN J. KANE, PARTNER

Portfolio Manager--U.S. Systematic
Joined firm in 1994; 25 years prior investment management/economics experience with ARCO Investment Management Company and General Electric Company
M.A. and B.A.--Columbia University;
M.B.A.--University of California, Los Angeles
GLOBAL TECHNOLOGY, WORLDWIDE GROWTH, VALUE AND BALANCED GROWTH

PEDRO V. MARCAL, PARTNER

Portfolio Manager--Emerging Countries
Joined firm in 1994; 5 years prior investment management experience with A.B. Laffer, V.A. Canto & Associates, and A- Mark Precious Metals
B.A.--University of California, San Diego
WORLDWIDE GROWTH, INTERNATIONAL CORE GROWTH, INTERNATIONAL SMALL CAP,
EMERGING COUNTRIES, GLOBAL TECHNOLOGY, GLOBAL BLUE CHIP, GLOBAL GROWTH & INCOME, PACIFIC RIM, AND GREATER CHINA

LORETTA J. MORRIS, PARTNER

Portfolio Manager--International
Joined firm in 1990; 10 years prior investment management experience with Collins Associates--Attended California State University, Long Beach; CFA Level II candidate
WORLDWIDE GROWTH, INTERNATIONAL CORE GROWTH, INTERNATIONAL SMALL CAP GROWTH, GLOBAL TECHNOLOGY, GLOBAL TECHNOLOGY, GLOBAL BLUE CHIP, AND GLOBAL GROWTH & INCOME

AARON HARRIS

Portfolio Manager--Emerging Countries
Joined firm in 1995; 1 year prior investment management experience at Chemical Bank
B.A.--Princeton University
WORLDWIDE GROWTH, INTERNATIONAL CORE GROWTH, INTERNATIONAL SMALL CAP,
EMERGING COUNTRIES, GLOBAL TECHNOLOGY, GLOBAL BLUE CHIP,GLOBAL GROWTH & INCOME, AND LATIN AMERICA

ESWAR MENON

Portfolio Manager--Emerging Countries
Joined firm in 1995; 5 years prior investment management experience with Koeneman Capital Management and Integrated Device Technology
M.B.A., summa cum laude--University of Chicago;
M.S.--University of California, Santa Barbara;
B.S.--Indian Institute of Technology, Madras
WORLDWIDE GROWTH, INTERNATIONAL CORE GROWTH, INTERNATIONAL SMALL CAP, EMERGING COUNTRIES, GLOBAL TECHNOLOGY, GLOBAL BLUE CHIP, GLOBAL BLUE CHIP, GLOBAL GROWTH & INCOME, PACIFIC RIM, AND GREATER CHINA

ALEX MUROMCEW

Portfolio Manager--International
Joined firm in 1996; 6 years prior investment management experience with Jardine Fleming Securities (Japan); Emerging Markets Investors Corporation; Teton Partners LP
M.B.A.--Stanford University; B.A.--Dartmouth College
WORLDWIDE GROWTH, INTERNATIONAL CORE GROWTH, INTERNATIONAL SMALL CAP GROWTH, GLOBAL TECHNOLOGY, GLOBAL BLUE CHIP, AND GLOBAL GROWTH & INCOME

ERNESTO RAMOS, PH.D.

Portfolio Manager--International
Joined firm in 1994; 14 years prior investment management and quantitative research experience with Batterymarch Financial Management; Bolt Beranek & Newman Inc.; and Harvard University

Ph.D.--Harvard University;
B.S.--Massachusetts Institute of Technology
WORLDWIDE GROWTH, INTERNATIONAL CORE GROWTH, INTERNATIONAL SMALL CAP GROWTH, EMERGING COUNTRIES, GLOBAL TECHNOLOGY, GLOBAL BLUE CHIP, GLOBAL GROWTH & INCOME, AND LATIN AMERICA

MELISA A. GRIGOLITE

Portfolio Manager
Joined firm in 1991; prior experience with SGPA Architecture and Planning M.S.--San Diego State University;
B.S. Southwest Missouri State University
WORLDWIDE GROWTH, INTERNATIONAL CORE GROWTH, INTERNATIONAL SMALL CAP, GLOBAL TECHNOLOGY, GLOBAL BLUE CHIP, AND GLOBAL GROWTH & INCOME

JOHN TRIBOLET

Investment Analyst
Joined firm in 1997; 5 years prior experience with Kemper Securities, Inc. and PaineWebber;
M.B.A.--University of Chicago;
B.A.--Columbia University
WORLDWIDE GROWTH, INTERNATIONAL CORE GROWTH, INTERNATIONAL SMALL CAP, AND GLOBAL TECHNOLOGY

JESSICA HILINSKI

Assistant Portfolio Manager
Joined firm in 1996; 3 years prior experience in Eaton Vance Management and Union Capital Advisors--Attended University of Pennsylvania
EMERGING COUNTRIES AND GLOBAL TECHNOLOGY

AYLIN UCKUNKAYA

Investment Analyst
Joined firm in 1997; 4 years investment management experience with Global Securities
B.A. Instanbul University
EMERGING COUNTRIES AND GLOBAL TECHNOLOGY

JON BORCHARDT

Portfolio Manager
Joined firm in 1994; 5 years prior investment management experience with Union Bank
B.S. University of San Francisco
GLOBAL TECHNOLOGY, EMERGING COUNTRIES, AND LATIN AMERICA

JULIA SZE

Portfolio Manager
Joined firm in 1997; 8 years prior experience with Credit Lyonnais International Asset Management
M.A. and B.A. Stanford University
GLOBAL TECHNOLOGY AND PACIFIC RIM

NICHOLAS-APPLEGATE CAPITALMANAGEMENT
-HONG KONG

ROBERT BREWIS

Portfolio Manager
Joined firm in 1997; 9 years prior investment management experience with Credit Lyonnais International and Thornton Asset Management
M.A. and B.A.--Cambridge University
GLOBAL TECHNOLOGY, GREATER CHINA, AND PACIFIC RIM

TIMOTHY GREATON

Portfolio Manager
Joined firm in 1997; 5 years prior investment management experience with Credit Lyonnais International Asset Management
B.A.--Middlebury College; also attended graduate programs at Taiwan University and Nanjing University
GLOBAL TECHNOLOGY, GREATER CHINA, AND PACIFIC RIM

NICHOLAS-APPLEGATE CAPITAL MANAGEMENT--ASIA

YEO BOON HONG

Portfolio Manager
Joined firm in 1997; 8 years prior investment management experience with Credit Lyonnais International Asset Management and Indosuez Asset Management M.S.--Wharton School, University of Pennsylvania
GLOBAL TECHNOLOGY AND PACIFIC RIM

REGINALD TAN

Portfolio Manager
Joined firm in 1997; 6 years prior investment experience with Credit Lyonnais International Asset Management and Mercury Asset Management B.S.--Wharton School, University of Pennsylvania
GLOBAL TECHNOLOGY AND PACIFIC RIM

EQUITY MANAGEMENT--U.S.

JOHN C. MARSHALL, JR., PARTNER

Chief Investment Officer--Institutional Equity
Management
Joined firm in 1989; 8 years prior investment management experience with Pacific Century Advisers; San Diego Trust & Savings Bank; Howard, Weill, Labouisse, Fredrichs Inc.
M.B.A. and B.B.A.--Southern Methodist University
CORE GROWTH AND LARGE CAP GROWTH

ORGANIZATION AND MANAGEMENT


CATHERINE SOMHEGYI, PARTNER
Chief Investment Officer--Global Equity Management
Joined firm in 1987; prior investment management experience with Professional Asset Securities, Inc. and Pacific Century Advisers
M.B.A. and B.S.--University of Southern California
VALUE, EMERGING GROWTH, MINI CAP, BALANCED GROWTH, INCOME & GROWTH, AND GLOBAL TECHNOLOGY

THOMAS BLEAKLEY, PARTNER
Portfolio Manager
Joined firm in 1995; 3 years prior investment management experience with Twentieth Century Investors and Dell Computer Corporation
M.B.A.--University of Texas--Boston University
EMERGING GROWTH, MINI CAP, AND GLOBAL TECHNOLOGY

ANDREW B. GALLAGHER, PARTNER
Portfolio Manager
Joined firm in 1992; 7 years prior investment management experience with Pacific Century Advisors and Sentinel Asset Management
M.B.A.--San Diego State University;
B.A.--University of California, Irvine
CORE GROWTH, LARGE CAP GROWTH, AND GLOBAL TECHNOLOGY


SANDRA DURN
Portfolio Manager
Joined firm in 1994; prior experience at Science Solutions, Inc. and San Diego State University Economics Department (instructor)
M.A.--San Diego State University;
B.A.--University of Maryland
INCOME & GROWTH, GLOBAL GROWTH & INCOME, STRATEGIC INCOME, GLOBAL TECHNOLOGY


RONALD J. KRYSTYNIAK CFA
Portfolio Manager
Joined firm in 1996; 7 years prior investment management experience with Pilgrim Baxter & Associates and Peterson Consulting & Company
B.S.--Syracuse University
EMERGING GROWTH, MINI CAP, AND GLOBAL TECHNOLOGY

MAREN LINDSTROM
Portfolio Manager
Joined firm in 1994; 5 years prior investment management experience with Societe Generale; Banque D'Orsay; and Prudential Asset Management
M.B.A.--University of California, Los Angeles;
B.A.--University of Michigan
CORE GROWTH, INCOME & GROWTH, AND GLOBAL TECHNOLOGY

JOHN C. MCCRAW
Portfolio Manager
Joined firm in 1992; prior investment management experience with Nations Bank M.B.A.--University of California, Irvine;
B.A.--Flagler College
EMERGING GROWTH, MINI CAP, AND GLOBAL TECHNOLOGY

MARK STUCKELMAN
Portfolio Manager, U.S. Systematic
Joined firm in 1995; 5 years experience with Wells Fargo Bank Investment Management Group; Fidelity Management Trust Co.; and BARRA
M.B.A.--University of Pennsylvania/Wharton School;
B.A. -University of California, Berkeley
VALUE AND GLOBAL TECHNOLOGY

STAN ROGERS
Portfolio Manager
Joined firm in 1997; 7 years prior investment management experience with Tennessee Consolidated Retirement System
B.A.--The University of the South
INCOME & GROWTH AND GLOBAL TECHNOLOGY

THOMAS J. SULLIVAN
Portfolio Manager
Joined firm in 1994; 2 years prior investment experience with Donaldson, Lufkin & Jenrette Securities Corp.
B.S.--Rochester Institute of Technology
CORE GROWTH AND GLOBAL TECHNOLOGY
FIXED INCOME


FRED S. ROBERTSON, III, PARTNER
Chief Investment Officer--Fixed Income
Joined firm in 1995; 22 years prior investment management experience with Criterion Investment Management Company and DuPont Chemical Pension Fund M.B.A.--College of William and Mary;
B.S.--Cornell University
BALANCED GROWTH, FULLY DISCRETIONARY, SHORT INTERMEDIATE, HIGH YIELD BOND, STRATEGIC INCOME, AND EMERGING MARKETS BOND

CATHERINE SOMHEGYI, PARTNER
Chief Investment Officer--Global Equity Management
Joined firm in 1987; prior investment management experience with Professional Asset Securities Inc. and Pacific Century Advisers
M.B.A. and B.S.--University of Southern California
STRATEGIC INCOME

JAMES E. KELLERMAN, PARTNER
Portfolio Manager
Joined firm in 1995; 20 years prior investment management experience with Criterion Investment Management Company and Brown Brothers Harriman and Equitable Life Insurance Co.
M.B.A.--St. John's University;
B.B.A.--Susquehanna University
BALANCED GROWTH, FULLY DISCRETIONARY, AND SHORT INTERMEDIATE


ALAN J. BROCHSTEIN
Portfolio Manager
Jointed firm in 1994; 8 years prior investment management experience with CS First Boston Investment Management Group and Kidder Peabody & Co.
B.A.--Northwestern University
STRATEGIC INCOME


MALCOM S. DAY, CFA
Portfolio Manager
Joined firm in 1995; 3 years prior investment management experience with Payden & Rygel
M.B.A.--University of California, Los Angeles;
B.S.--Northern University
BALANCED GROWTH, FULLY DISCRETIONARY, SHORT INTERMEDIATE, AND EMERGING MARKETS BOND

DOUGLAS FORSYTH, CFA
Portfolio Manager
Joined firm in 1994; 3 years prior investment management experience with AEGON
USA
B.B.A.--University of Iowa
HIGH YIELD BOND AND STRATEGIC INCOME

JAN FRIEDLI
Portfolio Manager
Joined firm in 1997; 7 years prior investment management experience with Stone Capital Management, PIMCO, and the Vanguard Group, Inc.
M.B.A.--University of Chicago, B.S. Villanova University
HIGH YIELD BOND AND EMERGING MARKETS BOND

SUSAN MALONE
Portfolio Manager
Joined firm in 1996; 7 years prior investment management experience with BEA Associates
M.B.A.--New York University;
B.S.--Carnegie Mellon University
BALANCED GROWTH AND HIGH YIELD BOND


DAVID A. SMITH
Portfolio Manager
Joined firm in 1986; 13 years prior investment experience with Salomon Brothers; Goldman Sachs and Kidder Peabody & Co.
M.B.A.--Wharton School of Finance (University of Pennsylvania);
B.S. and B.A.--Brown University
STRATEGIC INCOME

RISK FACTORS AND SPECIAL CONSIDERATIONS

MUTUAL FUND CONSIDERATIONS
  IN GENERAL

    Prospective investors should know that any mutual fund investment is subject to market fluctuations and other risks inherent in investing in securities. There can be no assurance that your investment will increase in value. The value of your investment will go up and down depending upon market forces and you may not recoup your original investment. You should consider an investment in any of the Funds as a long-term investment.

DERIVATIVE CONTRACTS AND SECURITIES CONSIDERATIONS


    The term "derivative" traditionally applies to certain contracts that "derive" their value from changes in the value of underlying securities, currencies, commodities or indices. Investors refer to certain types of securities that incorporate the performance characteristics of these contracts as derivatives. Derivatives are sophisticated instruments that typically involve a small investment of cash relative to the magnitude of risks assumed. These include swap agreements, options, futures, and convertible securities. The Funds seek to use derivative contracts and securities to reduce volatility and increase total performance. While the price reaction of certain derivatives to market changes may differ from traditional investments such as stocks and bonds, derivatives do not necessarily present greater market risks than traditional investments. Derivatives are also subject to credit risks related to the counterparty's ability to perform, and any deterioration in the counterparty's creditworthiness could adversely affect the instrument. The Funds will only use derivatives in a manner consistent with their investment objectives, policies and limitations.


GLOBAL INVESTING CONSIDERATIONS

    CURRENCY FLUCTUATIONS. Because the assets of certain Funds may be invested in instruments issued by foreign companies, the principal, income and sales proceeds may be paid to the Funds in local foreign currencies. A reduction in the value of local currencies relative to the U.S. dollar could mean a corresponding reduction in the value of the Funds. The value of a foreign security generally tends to decrease when the value of the U.S. dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar falls against such currency. The Funds may incur costs in connection with conversions between currencies.

    SOCIAL, POLITICAL AND ECONOMIC FACTORS. The economies of many of the countries where the Funds may invest may be subject to a substantially greater degree of social, political and economic instability than the United States. Such instability may result from, among other things, the following: authoritarian governments; popular unrest associated with demands for improved political, economic and social conditions; internal insurgencies and terrorist activities; hostile relations with neighboring countries; and drug trafficking. This instability might impair the financial conditions of issuers or disrupt the financial markets in which the Funds invest.

    The economies of foreign countries may differ favorably or unfavorably and significantly from the economy of the United States in such respects as the rate of growth of gross domestic product, rate of inflation, currency depreciation, savings rates, fiscal balances, and balance of payments positions. Governments of many foreign countries continue to exercise substantial control over private enterprise and own or control many companies. Government actions could have a significant impact on economic conditions in certain countries which could affect the value of the securities of the Funds. For example, a foreign country could nationalize an entire industry. In such a case, the Funds may not be fairly compensated for their losses and might lose their entire investment in the country involved.

    The economies of certain foreign countries are heavily dependent upon international trade and accordingly are affected by protective trade barriers and the economic conditions of their trading partners. The enactment by the United States or other principal trading partners of protectionist legislation could have a significant adverse effect on the securities markets of these countries. Some foreign countries (mostly in Africa and Latin America) are large debtors of commercial banks, foreign governments, and supranational organizations. These obligations, as well as future restructurings of debt, may affect the economic performance and political and social stability of these countries.

    Hong Kong transferred its sovereignty from Great Britain to the People's Republic of China in 1997. China has espoused policies antagonistic to free enterprise capitalism and democracy. There can be no assurance that China will continue to protect property rights in Hong Kong after 1997, although China has moved toward free enterprise, and has established stock exchanges of its own.

    INFLATION. Certain foreign countries, especially many emerging countries, have experienced substantial, and in some periods extremely high and volatile, rates of inflation. Rapid fluctuations in inflation rates and wage and price controls may continue to have unpredictable effects on the economies, companies and securities markets of these countries.

MARKET CHARACTERISTICS

    DIFFERENCES IN SECURITIES MARKETS. The securities markets in foreign countries have substantially less trading volume than the markets in the United States and debt and equity securities of many companies listed on such markets may be less liquid and more volatile than comparable securities in the United States. Some of the stock exchanges in foreign countries, to the extent that established markets exist, are in the earlier stages of their development. The limited liquidity of certain securities markets may affect the ability of each Fund to buy and sell securities at the desired price and time. In addition, the securities markets of some foreign countries are susceptible to being influenced by large investors trading significant blocks of stocks.

    Trading practices in certain foreign countries are also significantly different from those in the United States. Local commercial, corporation and securities laws govern the sale and resale of securities, and certain restrictions may apply. Although brokerage commissions are generally higher than those in the U.S., the Investment Adviser will seek to achieve the most favorable net results. In addition, securities settlements and clearance procedures may be less developed and less reliable than those in the United States. Delays in settlement could result in temporary periods in which the assets of the Funds are not fully invested, or could result in the a Fund being unable to sell a security in a falling market.

    CUSTODIAL AND REGISTRATION PROCEDURES. Systems for the registration and transfer of securities in foreign markets can be less developed than similar systems in the United States. There may be no standardized process for registration of securities or a central registration system to track share ownership. The process for transferring shares may be cumbersome, costly, time-consuming and uncertain. For example, the share registrar may require a shareholder to travel to that country to present required documentation before buying or selling securities. In some instances, there may be no requirements to maintain back-up shareholder records. Failure by the share registrar to properly maintain shareholder records, protect the same against fire or computer virus, or carry adequate insurance against such occurrences, potentially could result in a loss of a Fund's investment in those securities.

    GOVERNMENT SUPERVISION OF SECURITIES MARKETS. Disclosure and regulatory standards in many foreign countries are in many respects less stringent than those in the United States. There may be less government supervision and regulation of securities exchanges, listed companies, investors, and brokers in foreign countries than in the United States, and enforcement of existing regulations may be extremely limited.

    FINANCIAL INFORMATION AND REPORTING STANDARDS. Issuers in foreign countries are generally subject to accounting, auditing, and financial standards and requirements that differ, in some cases materially, from those in the United States. In particular, the assets and profits appearing in financial statements may not reflect their financial position or results in the way they would be reflected had the statements been prepared in accordance with U.S. generally accepted accounting principles. Consequently, financial data may not reflect the true condition of those issuers and securities markets.

LOWER RATED SECURITIES
CONSIDERATIONS

    The Strategic Income, High Yield Bond, Balanced Growth, Income & Growth, Global Growth and Income, Emerging Markets Bond, Fully Discretionary Fixed Income, Pacific Rim, Greater China and Latin America Funds each invest in debt and convertible securities rated below investment grade. These securities usually offer higher yields than higher rated securities but are also subject to more risk than higher rated securities.

    Lower-rated or unrated debt obligations are more likely to react to developments affecting market and credit risks that are more high-rated securities, which react primarily to movements in the past level of interest rates. In the past, economic downturns or increases in interest rates caused a higher incidence of default by issuers of lower-rated securities.

    In some cases, such obligations may be highly speculative, and may have poor prospects for reaching investment grade. To the extent the issuer defaults, the Fund may incur additional expenses in order to enforce its rights or to participate in a restructuring of the obligation. In addition, the prices of lower-rated securities generally tend to be more volatile and the market less liquid than those of higher-rated securities. Consequently, the Funds may at times experience difficulty in liquidating their investments at the desired times and prices.

RISK FACTORS AND SPECIAL CONSIDERATIONS


    The average percentages of assets invested by the Funds listed below in bonds of each permissible rating, on a monthly dollar-weighted basis, were as follows for the nine month period ended December 31,1997: Global Growth &
Income--AA-      %; A-      %; BBB-      %; BB-      %; B-      %; CCC-      %;
non-rated-      %; Emerging Markets Bond--AA-      %; A-      %; BBB-      %;
BB-      %; B-      %; CCC-      %; non-rated-      %; Latin America--AA-
      %; A-      %; BBB-      %; BB-      %; B-      %; CCC-      %;
non-rated-      %; Income & Growth--AA-      %; A-      %; BBB-      %;
BB-      %; B-      %; CCC-      %; non-rated-   %; Balanced Growth--AA-      %;
A-      %; BBB-      %; BB-      %; B-      %; CCC-      %; non-rated-      %;
Fully Discretionary--AA-      %; A-      %; BBB-      %;BB-      %; B-      %;
CCC-   %; non-rated-      %; Strategic Income--AA-      %; A-      %;
BBB-      %; BB-      %; B-   %; CCC-      %; non-rated-      %; and High Yield
Bond--AA-      %; A-      %; BBB-      %; BB-   %; B-      %; CCC-      %;
non-rated-      %. A description of the rating categories is contained in this prospectus.


THE FUNDS' INVESTMENTS

    EQUITY SECURITIES. Equity securities include common stocks, convertible securities and warrants. The Funds may invest in growth companies, cyclical companies, companies with smaller market capitalizations, or companies believed to be undergoing a basic change in operations or markets. Although equity securities have a history of long-term growth in value, their prices rise and fall as a result of changes in the company's financial condition as well as movements in the overall securities markets.

    SMALLER ISSUERS. Smaller and medium sized issuers may be less seasoned, have more limited product lines, markets, financial resources and management depth, and be more susceptible to adverse market conditions than larger issuers. As a result, the securities of such smaller issuers may be less actively traded than those of larger issuers and may also experience greater market volatility.

    CONVERTIBLE SECURITIES. A convertible security is a fixed income equity security that may be converted into a prescribed amount of common stock at a specified formula. A convertible security entitles the owner to receive interest until the security matures or is converted. Convertibles have several unique investment characteristics such as: (a) higher yields than common stocks but lower yields than straight debt securities; (b) lesser degree of fluctuation in value than the underlying stock since they have fixed income characteristics; and (c) potential for capital appreciation if the market price of the underlying security increases.

    CORPORATE DEBT SECURITIES. Corporate debt securities are subject to the risk of an issuer's inability to meet principal and interest payments on the obligation (credit risk) and may also be subject to price volatility due to such factors as interest rate sensitivity, market perception of the credit-worthiness of the issuer and general market liquidity (market risk). When interest rates decline, the value of the Funds' debt securities can be expected to rise, and when interest rates rise, the value of those securities can be expected to decline. Debt securities with longer maturities tend to be more sensitive to interest rate movements than those with shorter maturities.

    Debt obligations that are deemed investment grade carry a rating of at least BAA from Moody's or BBB from Standard and Poor's, or a comparable rating from another rating agency or, if not rated by an agency, determined by the Investment Adviser to be of comparable quality. Bonds rated BBB or Baa may have speculative characteristics and changes in economic circumstances are more likely to lead to a weakened capacity to make interest and principal payments than higher rated bonds. For a further explanation of these ratings, see the Statement of Additional Information.

    U.S. GOVERNMENT SECURITIES. U.S. Government securities are obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities such as U.S. Treasury bills, notes, bonds, and certificates issued by the Government National Mortgage Association (GNMA) are supported by the full faith and credit of the United States. Other U.S. Government securities, such as securities issued by the Federal National Mortgage Association (FNMA) and the Federal Home Loan Bank Board, are supported by the right of the issuer to borrow from the U.S. Treasury. Still others, such as the Student Loan Marketing Association, are supported only by the credit of the issuer. U.S. Government securities may include zero coupon securities that are issued or purchased at a significant discount from face value.

    ZERO COUPON SECURITIES. The Income & Growth and Balanced Growth Funds may invest up to 35% of their net assets in zero coupon securities issued or guaranteed by the U.S. Government and its agencies and instrumentalities. These securities are sold at a substantial discount from face value and redeemed at face value at their maturity date without interim payments of principal and interest. They may be subject to greater volatility than other securities. In addition, because income is accrued on a current basis, a Fund may have to sell other portfolio securities to make necessary income distributions.

    MORTGAGE RELATED SECURITIES. The High Yield Bond, Strategic Income, Short-Intermediate and Fully Discretionary Funds may invest in mortgage-related securities and Collateralized Mortgage Obligations (CMO's). CMO's are debt obligations collateralized by a pool of mortgage loans or mortgage passes-through securities. Typically CMOs are collateralized by certificates issued or guaranteed by the U.S. Government, its agencies or instrumentalities, such as GNMA. GNMA certificates are mortgaged-backed securities representing part ownership of a pool of mortgage loans, which are issued by lenders such as mortgage bankers, commercial banks, and savings associations, and are either insured by the Federal Housing Administration or the Veterans Administration.

    ASSET BACKED SECURITIES. The non-mortgage-related asset-backed securities in which the High Yield Bond, Strategic Income, Short-Intermediate and Fully Discretionary Funds invest include, but are not limited to, interests in pools of receivables, such as credit card and accounts receivables and motor vehicle and other installment purchase obligations and leases. Interests in these pools are not backed by the U.S. Government and may or may not be secured.

    The credit characteristic of asset-backed securities differs in a number of respects from that of traditional debt securities. Asset-backed securities generally do not have the benefit of a security interest in collateral that is comparable to other debt obligations, and there is a possibility that recoveries on repossessed collateral may not be available to support payment on these securities

    SOVEREIGN DEBT SECURITIES. Certain Funds may invest in sovereign debt securities issued by governments of foreign countries. The sovereign debt in which the Funds may invest may be rated below investment grade. These securities usually offer higher yields than higher rated securities but are also subject to greater risk than higher rated securities.


    BRADY BONDS. The Pacific Rim, Greater China and Latin America Funds may invest in a type of sovereign debt known as Brady Bonds. These obligations were created under a debt restructuring plan introduced by former U.S. Secretary of the Treasury, Nicholas F. Brady, in which foreign entities issued these obligations in exchange for their existing commercial bank loans. Brady Bonds have been issued by Argentina, Brazil, Costa Rica, Dominican Republic, Mexico, Philippines, Uruguay and Venezuela, and may be issued by other emerging countries.


    INVESTMENT COMPANY SECURITIES. Each Fund may invest up to 10% of its total assets in the shares of other investment companies. The Funds may invest in money market mutual funds in connection with the management of their daily cash positions. The Funds may also make indirect foreign investments through other investment companies that have comparable investment objectives and policies as the Funds. In addition to the advisory and operational fees each Fund bears directly in connection with its own operation, the Funds would also bear their pro rata portions of each other investment company's advisory and operational expenses.

    ILLIQUID SECURITIES. Each Fund may invest up to 15% of its net assets in securities that are considered illiquid. An illiquid investment is generally an investment that is not registered in the under U.S. securities laws, or cannot be disposed of within seven days in the normal course of business at approximately the amount at which the Fund values it. Limitations on resale may adversely affect the marketability of illiquid securities and the Fund may not be able to dispose of these securities at the desired time and price. A Fund may bear additional expenses if it has to register these securities under U.S. securities laws before being resold.

    TEMPORARY INVESTMENTS. The Funds may from time to time on a temporary basis to maintain liquidity or when the Investment Adviser determines that the market conditions call for a temporary defensive posture, invest all of their assets in short-term instruments. These temporary investments include: notes issued or guaranteed by the U.S. government, its agencies or instrumentalities; commercial paper rated in the highest two rating categories; certificates of deposit; repurchase agreements and other high grade corporate debt securities.

THE FUNDS' INVESTMENT TECHNIQUES

    REPURCHASE AGREEMENTS. Each Fund may enter into repurchase agreements that is the purchase by the Fund of a security that seller has agreed to buy back, usually within one to seven days. The seller's promise to repurchase the security is fully collateralized by securities equal in value to 102% of the purchase price, including accrued interest. If the seller defaults and the collateral value declines, the Fund might incur a loss. If the seller declares bankruptcy, the Fund may not be able to sell the collateral at the desired time. The Funds enter into these agreements only

RISK FACTORS AND SPECIAL CONSIDERATIONS

with brokers, dealers, or banks that meet credit quality standards established by the Board of Trustees.

    SECURITIES SWAPS. Each of the Global Blue Chip, Emerging Markets Bond, Pacific Rim, Greater China and Latin America Funds may enter into securities swaps. Securities swaps represent a technique primarily used to indirectly participate in the securities market of a country from which a Fund would otherwise be precluded for lack of an established securities custody and safekeeping system. The Fund deposits an amount of cash with its custodian (or the broker, if legally permitted) in an amount equal to the selling price of the underlying security. Thereafter, the Fund pays or receives cash from the broker equal to the change in the value of the underlying security.

    SHORT SALES. A "short sale" is the sale by the Fund of a security which has been borrowed from a third party on the expectation that the market price will drop. If the price of the security drops, the Fund will make a profit by purchasing the security in the open market at lower price than at which it sold the security. If the price of the security rises, the Fund may have to cover its short position at a higher price than the short sale price, resulting in a loss. A short sale can be covered or uncovered. In a covered short sale, the Fund either (1) borrows and sells securities it already owns (also known as a short sale "against the box"), or (2) deposits in a segregated account cash, U.S. government securities, or other liquid securities in an amount equal to the difference between the market value of the securities and the short sale price. Use of uncovered short sales is a speculative investment technique and has potentially unlimited risk. Accordingly, a Fund will not make uncovered short sales in an amount exceeding the lesser of 2% of the Fund's net assets or 2% of the securities of such class of the issuer. The Board of Trustees has determined that no Fund will make short sales if to do so would create liabilities or require collateral deposits of more than 25% of the Fund's total assets.

    WHEN ISSUED AND DELAYED DELIVERY TRANSACTIONS. Each Fund may purchase or sell securities for delivery at a future date, generally 15 to 45 days after the commitment is made. The other party's failure to complete the transaction may cause the Fund to miss a price or yield considered to be advantageous. A Fund may not purchase when-issued securities or enter into firm commitments if, as a result, more than 15% of the Fund's net assets would be segregated to cover such securities.

    BORROWING. Each Fund may borrow up to 20% of its total assets for temporary, extraordinary or emergency purposes. Each Fund may also borrow money through reverse repurchase agreements, uncovered short sales, and other techniques. All borrowings by a Fund cannot exceed one-third of a Fund's total assets. As a consequence of borrowing, a Fund will incur obligations to pay interest, resulting in an increase in expenses.

    SECURITIES LENDING. Each Fund may lend securities to financial institutions such as banks, broker/ dealers and other recognized institutional investors in amounts up to 30% of the Fund's total assets. These loans earn income for the Fund and are collateralized by cash, securities, letters of credit or any combination thereof. The Fund might experience loss if the financial institution defaults on the loan.

    FOREIGN CURRENCY TRANSACTIONS. Each Fund investing in foreign securities may enter into foreign currency transactions either on a spot or cash basis at prevailing rates or through forward foreign currency exchange contracts in order to have the necessary currencies to settle transactions. Each such Fund may also enter into foreign currency transactions to protect Fund assets against adverse changes in foreign currency exchange rates. Such efforts could limit potential gains that might result from a relative increase in the value of such currencies, and might, in certain cases, result in losses to a Fund.


    OPTIONS. Each Fund may deal in options on securities, securities indices and foreign currencies. The Funds may use options to manage stock prices, interest rate and currency risks. A Fund may not purchase or sell options if more than 25% of its net assets would be hedged. The Funds may also write covered call options and secured put options to seek to generate income or lock in gains on up to 25% of their net assets.

    FUTURES AND OPTIONS ON FUTURES. Each Fund may enter into futures contracts, or options thereon, involving foreign currency, interest rates, securities, and securities indices, for hedging purposes only. A stock index futures contract is a bilateral agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the stock index value at the close of the last trading day of the contract and the price at which the futures contract is originally struck. No physical delivery of the underlying stocks in the index is made. As a general rule, no Fund will purchase or sell futures if, immediately thereafter, more than 25% of its net assets would be hedged.

    RISKS OF FUTURES AND OPTIONS TRANSACTIONS. When a Fund uses options, futures and options on futures as hedging devices, there is a risk that the prices of the hedging vehicles may not correlate perfectly with the prices of the securities in the portfolio. This may cause the futures contract and any related options to react differently than the Fund's portfolio securities to market changes. In addition, the Investment Adviser could be incorrect in its expectations about the direction or the extent of market movements. In these events, a Fund could lose money on the futures contracts or option.

    It is not certain that a secondary market for positions in futures contracts or for options will exist at all times. Although the Investment Adviser will consider liquidity before entering into these transactions, there is no assurance that a liquid secondary market will exist for these instruments.

    NON-HEDGING STRATEGIC TRANSACTIONS. Each Fund's options, futures and swap transactions will generally be entered into for hedging purposes--to protect against possible changes in the market values of securities held in or to be purchased for the Fund's portfolio resulting from securities markets, currency, or interest rate fluctuations, to protect the Fund's unrealized gains in the values of its portfolio securities, to facilitate the sale of such securities for investment purposes, to manage the effective maturity or duration of the Fund's portfolio, or to establish a position in the derivatives markets as a temporary substitute for purchase or sale of particular securities. However, in addition to the hedging transactions referred to above, the Strategic Income, Fully Discretionary, Short-Intermediate, Global Blue Chip, Emerging Markets Bond, Pacific Rim, Greater China and Latin America Funds may enter into options, futures and swap transactions to enhance potential gain in circumstances where hedging is not involved. A Fund's net loss exposure resulting from transactions entered into for such purposes will not exceed 5% of the Fund's net assets at any one time and , to the extent necessary, the Fund will close out transactions in order to comply with this limitation. Such transactions are subject to the limitations described above under "Options" and "Futures and Options on Futures."

CORPORATE BOND RATINGS

    DESCRIPTION OF MOODY'S CORPORATE BOND RATINGS

    Aaa--Bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes are most unlikely to impair the fundamentally strong position of such issues.

    Aa--Bonds rated Aa are judged to be high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

    A--Bonds Rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

    Baa--Bonds rated Baa are considered medium-grade obligations (I.E., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

    B--Bonds rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or maintenance of other terms of the contract over any long period of time may be small.

    Caa--Bonds rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

    Ca--Bonds rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked short-comings.

    C--Bonds rated C are the lowest-rated class of bonds, and such issues can be regarding as having extremely poor prospects of ever attaining any real investment standing.

    Moody's applies numerical modifiers, 1, 2, and 3, in each generic rating classification from Aa through B in its corporate bond rating system. The modified 1 indicates that the security ranks in the higher end of its generic rating

RISK FACTORS AND SPECIAL CONSIDERATIONS

category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

DESCRIPTION OF S&P'S CORPORATE BOND RATINGS

    AAA--Debt rated AAA has the highest rating assigned by Standard & Poor's to a debt obligation. Capacity to pay interest and repay principal is extremely strong.

    AA--Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher-rated issues only in small degree.

    A--Debt rated A has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

    BBB--Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

    BB--Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB rating.

    B--Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB--rating.

    CCC--Debt rated CCC has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B -Rating.

    CC--Debt rated CC is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC debt rating.

    C--The rating C is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC-debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

    CI--The rating CI is reserved for income bonds on which no interest is being paid.

    D--Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating will also be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

    The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

                           NICHOLAS-APPLEGATE MUTUAL FUNDS

                                      FORM N-1A


                     PART B: STATEMENT OF ADDITIONAL INFORMATION

     The Statement of Additional Information of Nicholas-Applegate Mutual Funds Class I Shares filed on December 15, 1997 with the Securities and Exchange Commission as part of Post-Effective Amendment No. 48 to Registrant's Form N-1A Registration Statement is incorporated herein by reference.

                           NICHOLAS-APPLEGATE MUTUAL FUNDS

                                      FORM N-1A


                              PART C:  OTHER INFORMATION


Item 24.  FINANCIAL STATEMENTS AND EXHIBITS.

     a.   Financial Statements


          The Schedules of Investments as of March 31, 1997, Statements of Assets and Liabilities as of March 31, 1997, Statements of Changes in Net Assets for the period ended March 31, 1997, and related Notes and Report of Independent Auditors with respect to Registrant's Institutional Portfolios, the predecessors to the Class I shares of Registrant's corresponding Funds which are the subject of this Amendment to Registration Statement, are incorporated by reference in Part B.

          The Schedules of Investments as of September 30, 1997, Statements of Assets and Liabilities as of September 30, 1997, and related Notes with respect to Registrant's Institutional Portfolios, the predecessors to the Class I shares of Registrant's corresponding Funds which are the subject of this Amendment to Registration Statement, are incorporated by reference in Part B.


     b.   Exhibits:

          (1.1)     Certificate of Trust of Registrant (f).

          (1.2) Certificate of Amendment to Certificate of Trust of Registrant (f).

          (1.3)     Amended and Restated Declaration of Trust of Registrant (f).

          (1.4) Certificate of Trustees dated August 6, 1993, establishing Emerging Growth Portfolio series (f).

          (1.5) Certificate of Trustees dated December 15, 1993, establishing International Growth Portfolio series (f).

          (1.6)     Amendment No. 2 to Amended and Restated Declaration of Trust
                    (f).

          (1.7)     Amendment No. 3 to Amended and Restated Declaration of Trust
                    (f).

          (1.8)     Amendment No. 4 to Amended and Restated Declaration of Trust
                    (f).

          (1.9)     Amendment No. 5 to Amended and Restated Declaration of Trust
                    (f).

          (1.10)    Amendment No. 6 to Amended and Restated Declaration of Trust
                    (f).

          (1.11)    Amendment No. 7 to Amended and Restated Declaration of Trust
                    (f).

          (1.12) Form of Amendment No. 8 to Amended and Restated Declaration of Trust (f).

          (1.13)    Amendment No. 9 to Amended and Restated Declaration of Trust
                    (f).

          (1.14) Form of Amendment No. 10 to Amended and Restated Declaration of Trust (b).

          (1.15) Amendment No. 11 to Amended and Restated Declaration of Trust (i).

          (1.16) Form of Amendment No. 12 to Amended and Restated Declaration of Trust (i).

          (1.17) Amendment No. 13 to Amended and Restated Declaration of Trust (j).

          (1.18) Form of Amendment No. 14 to Amended and Restated Declaration of Trust (j).

          (1.19) Form of Amendment No. 15 to Amended and Restated Declaration of Trust (m).

          (1.20) Form of Amendment No. 16 to Amended and Restated Declaration of Trust (r).

          (1.21) Form of Amendment No. 17 to Amended and Restated Declaration of Trust (r).

          (1.22) Form of Amendment No. 18 to Amended and Restated Declaration of Trust (r).

          (2.1)     Amended Bylaws of Registrant (f).

          (2.2)     Amendment to Section 2.5 of Bylaws of Registrant (f).

          (3)       None.

          (4)       None.

          (5.1) Form of Investment Advisory Agreement between Registrant and Nicholas-Applegate Capital Management, with respect to Global Blue Chip Fund, Emerging Markets Bond Fund, Pacific Rim Fund, Greater China Fund and Latin America Fund (n).

          (5.2) Form of Sub-Advisory Agreement between Registrant and Nicholas-Applegate Capital Management-Hong Kong, with respect to the Pacific Rim Fund and Greater China Fund (n).

          (5.3) Form of Sub-Advisory Agreement between Registrant and Nicholas-Applegate Capital Management-Asia, with respect to the Pacific Rim Fund and Greater China Fund (n).


          (5.4) Amended form of letter agreement between Registrant and Nicholas-Applegate Capital Management adding the Class A, B, C, Q and I shares of Registrant's additional Funds to the Investment Advisory Agreement (s).


          (6.1)     Distribution Agreement between Registrant and
                    Nicholas-Applegate Securities dated as of April 19, 1993
                    (f).

          (6.2) Letter agreement between Registrant and Nicholas-Applegate Securities dated May 17, 1993, adding certain Institutional (formerly Qualified) Portfolio series and Emerging Growth Portfolio series to Distribution Agreement (f).

          (6.3) Letter agreement between Registrant and Nicholas-Applegate Securities dated December 15, 1993, adding International Growth Portfolio series to Distribution Agreement (f).

          (6.4) Letter agreement between Registrant and Nicholas-Applegate Securities dated April 22, 1994, adding Qualified Portfolio series to Distribution Agreement (f).

          (6.5) Letter agreement between Registrant and Nicholas-Applegate Securities, adding Emerging Countries Growth Portfolio series, Global Growth & Income Portfolio series and Mini-Cap Growth Portfolio series to Distribution Agreement (f).

          (6.6) Letter agreement between Registrant and Nicholas-Applegate Securities, adding Series B Portfolios to Distribution Agreement (f).

          (6.7) Letter agreement between Registrant and Nicholas-Applegate Securities, adding Fixed Income and Qualified Portfolio series to Distribution Agreement (f).

          (6.8) Form of letter agreement between Registrant and Nicholas-Applegate Securities, adding Value Institutional Portfolio series to Distribution Agreement (a).

          (6.9) Form of letter agreement between Registrant and Nicholas-Applegate Securities, adding High Yield Bond and Strategic Income Institutional Portfolio series to Distribution Agreement (b).

          (6.10) Form of letter agreement between Registrant and Nicholas-Applegate Securities adding Large Cap Growth and Core Growth International Portfolio series to Distribution Agreement (i).

          (6.11) Form of letter agreement between Registrant and Nicholas-Applegate Securities adding Core Growth International Portfolio C series to Distribution Agreement
                    (i).

          (6.12) Form of letter agreement between Registrant and Nicholas-Applegate Securities adding Large Cap Growth Portfolio A, B, C and Q series to Distribution Agreement
                    (j).

          (6.13) Form of letter agreement between Registrant and Nicholas-Applegate Securities, adding Global Blue Chip Fund, Emerging Markets Bond Fund, Pacific Rim Fund, Greater China Fund and Latin America Fund to Distribution Agreement (n).


          (6.14) Amended form of letter agreement between Registrant and Nicholas-Applegate Securities adding the Class A, B, C, Q and I shares of Registrant's additional Funds to the Distribution Agreement (s).


          (7)       None.

          (8.1) Custodian Services Agreement between Registrant and PNC Bank dated as of April 1, 1993 (f).

          (8.2) Letter agreement between Registrant and PNC Bank dated July 19, 1993, adding certain Institutional (formerly Qualified) Portfolio series to Custodian Services Agreement (f).

          (8.3) Letter agreement between Registrant and PNC Bank dated August 20, 1993, adding Emerging Growth Portfolio series to Custodian Services Agreement (f).

          (8.4) Letter agreement between Registrant and PNC Bank dated December 15, 1993, adding International Growth Portfolio series to Custodian Services Agreement (f).

          (8.5) Letter agreement between Registrant and PNC Bank dated April 22, 1994, adding Core Growth Qualified Portfolio series to Custodian Services Agreement (f).

          (8.6) Letter agreement between Registrant and PNC Bank, adding Emerging Countries Growth Portfolio series, Global Growth & Income Portfolio series and Mini-Cap Growth Portfolio series to Custodian Services Agreement (f).

          (8.7) Letter agreement between Registrant and PNC Bank, adding Series B Portfolios to Custodian Services Agreement (f).

          (8.8) Letter agreement between Registrant and PNC Bank, adding Fixed Income Portfolio series to Custodian Services Agreement (f).

          (8.9) Form of letter agreement between Registrant and PNC Bank adding Value Institutional Portfolio series to Custodian Services Agreement (a).

          (8.10) Form of letter agreement between Registrant and PNC Bank adding High Yield Bond and Strategic Income Institutional Portfolio series to Custodian Services Agreement (b).

          (8.11) Form of letter agreement between Registrant and PNC Bank adding Large Cap Growth and Core Growth International Portfolio series to Custodian Services Agreement (i).

          (8.12) Form of letter agreement between Registrant and PNC Bank adding Core Growth International Portfolio C series to Custodian Services Agreement (i).

          (8.13) Form of letter agreement between Registrant and PNC Bank adding Large Cap Growth Portfolio A, B, C and Q series to Custodian Services Agreement (j).

          (8.14) Form of letter agreement between Registrant and PNC Bank, adding Global Blue Chip Fund and Emerging Markets Bond Fund to Custodian Services Agreement (l).

          (8.15) Form of letter agreement between Registrant and PNC Bank with respect to custodian services fees related to the Global Blue Chip Fund and the Emerging Markets Bond Fund
                    (m).

          (8.16) Form of letter agreement between Registrant and PNC Bank, adding Pacific Rim Fund, Greater China Fund and Latin America Fund to Custodian Services Agreement (n).

          (8.17) Form of letter agreement between Registrant and PNC Bank, adding the Class A, B, C, Q and I shares of Registrant's additional Funds to Custodian Services Agreement (o).


          (8.18) Form of Sub-Custodian Agreement among Registrant, PNC Bank and Chase Manhattan Bank, with respect to Global Blue Chip Fund, Emerging Markets Bond Fund, Greater China Fund, Pacific Rim Fund and Latin America Fund (o).



          (8.19) Amended form of letter agreement among Registrant, PNC Bank and Chase Manhattan Bank, adding the Class A, B, C, Q and I shares of Registrant's additional Funds to Sub-Custodian Agreement (s).


          (9.1) Form of amended Administration Agreement between Registrant and Investment Company Administration Corporation (o).

          (9.2) Administrative Services Agreement between Registrant and Nicholas-Applegate Capital Management dated as of November 18, 1996 (i).

          (9.3) Transfer Agency and Service Agreement between Registrant and State Street Bank and Trust Company dated as of April 1, 1993 (f).

          (9.4) Letter agreement between Registrant and State Street Bank and Trust Company dated July 19, 1993, adding certain Institutional (formerly Qualified) Portfolio series to Transfer Agency and Service Agreement (f).

          (9.5) Letter agreement between Registrant and State Street Bank and Trust Company dated August 20, 1993, adding Emerging Growth Portfolio Series to Transfer Agency and Service Agreement (f).

          (9.6) Letter agreement between Registrant and State Street Bank and Trust Company dated December 15, 1993, adding International Growth Portfolio series to Transfer Agency and Service Agreement (f).

          (9.7) Letter agreement between Registrant and State Street Bank and Trust Company dated April 22, 1994, adding Core Growth Qualified Portfolio series to Transfer Agency and Service Agreement (f).

          (9.8) Letter agreement between Registrant and State Street Bank and Trust Company, adding Emerging Countries Growth Portfolio series, Global Growth & Income Portfolio series and Mini-Cap Growth Portfolio series to Transfer Agency and Service Agreement (f).

          (9.9) Letter agreement between Registrant and State Street Bank and Trust Company, adding Series B Portfolios to Transfer Agency and Service Agreement (f).

          (9.10) Form of letter agreement between Registrant and State Street Bank and Trust Company, adding Fixed Income Portfolio series to Transfer Agency and Service Agreement (f).

          (9.11) Form of letter agreement between Registrant and State Street Bank and Trust Company, adding Value Institutional Portfolio series to Transfer Agency and Service Agreement (a).

          (9.12) Form of letter agreement between Registrant and State Street Bank and Trust Company, adding High Yield Bond and Strategic Income Institutional Portfolio series to Transfer Agency and Service Agreement (b).

          (9.13) Form of letter agreement between Registrant and State Street Bank and Trust Company, adding Large Cap Growth and Core Growth International Portfolio series to Transfer Agency and Service Agreement (i).

          (9.14) Form of letter agreement between Registrant and State Street Bank and Trust Company adding Core Growth International Portfolio C series to Transfer Agency and Service Agreement
                    (i).

          (9.15) Form of letter agreement between Registrant and State Street Bank and Trust Company adding Large Cap Growth Portfolio A, B, C and Q series to Transfer Agency and Service Agreement
                    (j).

          (9.16) Form of letter agreement between Registrant and State Street Bank and Trust Company, adding Global Blue Chip Fund and Emerging Markets Bond Fund to Transfer Agency and Service Agreement (l).

          (9.17) Form of letter agreement between Registrant and State Street Bank and Trust Company, adding Pacific Rim Fund, Greater China Fund and Latin America Fund to Transfer Agency and Service Agreement (n).


          (9.18) Amended form of letter agreement between Registrant and State Street Bank and Trust Company, adding the Class A, B, C, Q and I shares of Registrant's additional Funds to Transfer Agency and Service Agreement (s)


          (9.19) Form of amended Shareholder Service Plan between Registrant and Nicholas-Applegate Securities (o).

          (9.20) License Agreement dated as of December 17, 1992, between Registrant and Nicholas-Applegate Capital Management (f).

          (9.21) Accounting Services Agreement between Registrant and PFPC Inc. dated as of April 1, 1993 (f).

          (9.22) Letter agreement between Registrant and PFPC Inc. dated July 19, 1993, adding certain Institutional (formerly Qualified) Portfolio series to Accounting Services Agreement (f).

          (9.23) Letter agreement between Registrant and PFPC Inc. dated August 20, 1993, adding Emerging Growth Portfolio series to Accounting Services Agreement (f).

          (9.24) Letter agreement between Registrant and PFPC Inc. dated December 15, 1993, adding International Growth Portfolio series to Accounting Services Agreement (f).

          (9.25) Letter agreement between Registrant and PFPC Inc. dated April 22, 1994, adding Core Growth Qualified Portfolio series to Accounting Services Agreement (f).

          (9.26) Letter agreement between Registrant and PFPC Inc., adding Emerging Countries Growth Portfolio series, Global Growth & Income Portfolio series and Mini-Cap Growth Portfolio series to Accounting Services Agreement (f).

          (9.27) Letter agreement between Registrant and PFPC Inc., adding Series B Portfolios to Accounting Services Agreement (f).

          (9.28) Letter agreement between Registrant and PFPC Inc., adding Fixed Income Portfolio series to Accounting Services Agreement (f).

          (9.29) Form of letter agreement between Registrant and PFPC Inc. adding Value Institutional Portfolio series to Accounting Services Agreement (a).

          (9.30) Form of letter agreement between Registrant and PFPC Inc. adding High Yield Bond and Strategic Income Institutional Portfolio series to Accounting Services Agreement (b).

          (9.31) Form of letter agreement between Registrant and PFPC Inc. adding Large Cap Growth and Core Growth International Portfolio series to Accounting Services Agreement (i).

          (9.32) Form of letter agreement between Registrant and PFPC Inc. adding Core Growth International Portfolio C series to Accounting Services Agreement (i).

          (9.33) Form of letter agreement between Registrant and PFPC Inc. adding Large Cap Growth Portfolio A, B, C and Q series to Accounting Services Agreement (j).

          (9.34) Form of letter agreement between Registrant and PFPC Inc., adding Global Blue Chip Fund and Emerging Markets Bond Fund to Accounting Services Agreement (l).

          (9.35) Form of letter agreement between Registrant and PFPC Inc. with respect to accounting services fees related to the Global Blue Chip Fund and the Emerging Markets Bond Fund
                    (m).

          (9.36) Form of letter agreement between Registrant and PFPC Inc. adding the Pacific Rim Fund, Greater China Fund and Latin America Fund (n).

          (9.37) Form of letter agreement between Registrant and PFPC Inc. regarding fees for additional Funds under Accounting Services Agreement (o).


          (9.38) Amended form of letter agreement between Registrant and PFPC Inc., adding the Class A, B, C, Q and I shares of Registrant's additional Funds to Accounting Service Agreement (s).



          (9.39) Letter agreement between Registrant and Nicholas-Applegate Capital Management dated September 27, 1993 regarding expense reimbursements (f).

          (9.40) Form of letter agreement between Registrant and Nicholas-Applegate Capital Management, adding Global Blue Chip Fund, Emerging Markets Bond Fund, Pacific Rim Fund, Greater China Fund and Latin America Fund to agreement regarding expense reimbursement (n).


          (9.41) Amended form of letter agreement between Registrant and Nicholas-Applegate Capital Management, adding the Class A, B, C, Q and I shares of Registrant's additional Funds to agreement regarding expense reimbursement (s).

          (9.42) Credit Agreement among Registrant, Chemical Bank and certain other banks dated April 10, 1996 (f).

          (9.43) First Amendment Agreement to Credit Agreement dated as of April 9, 1997 among Registrant, The Chase Manhattan Bank, and certain other banks (l).

          (9.44) Form of Second Amendment Agreement to Credit Agreement among Registrant, The Chase Manhattan Bank, and certain other banks (n).

          (10)      Opinion of Counsel (c).


          (11)      Consent of independent auditors.


          (12)      Not Applicable.

          (13) Investment Letter of initial investor in Registrant dated April 1, 1993 (f).

          (14.1)    IRA Plan Materials (d).

          (14.2)    401(k) Profit-Sharing Plan Materials (d).

          (15.1)    Amended Distribution Plan of Registrant (f)

          (15.2)    Form of further Amendment to Distribution Plan of Registrant
                    (o).

          (16)      Schedule of Computation of Performance Quotations (c).

          (17.1)    Financial Data Schedule as of March 31, 1997 (p).

          (17.2)    Financial Data Schedule as of September 30, 1997 (q).

          (18)      Not Applicable.

          (19.1)    Limited Powers of Attorney of Trustees (d).

          (19.2)    Limited Power of Attorney of Walter E. Auch (e).

          (19.3)    Limited Power of Attorney of John D. Wylie (h).

          (19.4) Certified Resolution of Board of Trustees of Registrant regarding Limited Power of Attorney of John D. Wylie (h).

          (19.5)    Limited Power of Attorney of Thomas Pindelski (k).

          (19.6) Certified Resolution of Board of Trustees regarding Limited Power of Attorney of Thomas Pindelski (k).
______________________________

(a) Filed as an Exhibit to Amendment No. 28 to Registrant's Form N-1A Registration Statement on January 19, 1996 and incorporated herein by reference.

(b) Filed as an Exhibit to Amendment No. 29 to Registrant's Form N-1A Registration Statement on May 3, 1996 and incorporated herein by reference.

(c) Filed as an Exhibit to Amendment No. 1 to Registrant's Form N-1A Registration Statement on March 15, 1993 and incorporated herein by reference.

(d) Filed as an Exhibit to Amendment No. 12 to Registrant's Form N-1A Registration Statement on August 1, 1994 and incorporated herein by reference.

(e) Filed as an Exhibit to Amendment No. 14 to Registrant's Form N-1A Registration Statement on September 26, 1994 and incorporated herein by reference.

(f) Filed as an Exhibit to Amendment No. 32 to Registrant's Form N-1A Registration Statement on June 3, 1996 and incorporated herein by reference.

(g) Filed as an Exhibit to Amendment No. 37 to Registrant's Form N-1A Registration Statement on October 15, 1996 and incorporated herein by reference.

(h) Filed as an Exhibit to Amendment No. 38 to Registrant's Form N-1A Registration Statement on October 25, 1996 and incorporated herein by reference.

(i) Filed as an Exhibit to Amendment No. 40 to Registrant's Form N-1A Registration Statement on January 3, 1997 and incorporated herein by reference.

(j) Filed as an Exhibit to Amendment No. 42 to Registrant's Form N-1A Registration Statement on May 1, 1997 and incorporated herein by reference.

(k) Filed as an Exhibit to Amendment No. 44 to Registrant's Form N-1A Registration Statement on May 22, 1997 and incorporated herein by reference.

(l) Filed as an Exhibit to Amendment No. 45 to Registrant's Form N-1A Registration Statement on July 14, 1997 and incorporated herein by reference.

(m) Filed as an Exhibit to Amendment No. 47 to Registrant's Form N-1A Registration Statement on July 28, 1997 and incorporated herein by reference.

(n) Filed as an Exhibit to Amendment No. 49 to Registrant's Form N-1A Registration Statement on September 2, 1997 and incorporated herein by reference.

(o) Filed as an Exhibit to Registrant's Form N-14 Registration Statement on December 5, 1997 and incorporated herein by reference.

(p) Filed as an Exhibit to Registrant's Form N-SAR on June 9, 1997 and incorporated herein by reference.

(q) Filed as an Exhibit to Registrant's Form N-SAR on December 12, 1997 and incorporated herein by reference.

(r) Filed as an Exhibit to Amendment No. 50 to Registrant's Form N-1A Registration Statement on December 15, 1997 and incorporated herein by reference.


(s) Filed as an Exhibit to Amendment No. 52 to Registrant's Form N-1A Registration Statement on December 29, 1997 and incorporated herein by reference.



Item 25.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.

          None.

Item 26.  NUMBER OF HOLDERS OF SECURITIES.

          As of November 30, 1997, the number of record holders of each series of Registrant was as follows:


     Title of Series                                   Number of Record Holders
     ---------------                                   ------------------------
     Large Cap Growth Portfolio A                                   58
     Core Growth Portfolio A                                     6,438
     Emerging Growth Portfolio A                                10,733
     Income & Growth Portfolio A                                 2,496
     Balanced Growth Portfolio A                                   930
     Government Income Portfolio A                                 492
     Money Market Portfolio                                        853
     International Core Growth Portfolio A                         315
     Worldwide Growth Portfolio A                                2,044
     International Small Cap Growth Portfolio A                    799
     Emerging Countries Portfolio A                              4,598
     Large Cap Growth Portfolio B                                  116
     Core Growth Portfolio B                                     3,351
     Emerging Growth Portfolio B                                 4,273
     Income & Growth Portfolio B                                 1,521
     Balanced Growth Portfolio B                                   347
     Government Income Portfolio B                                 240
     International Core Growth Portfolio B                         465
     Worldwide Growth Portfolio B                                  810
     International Small Cap Growth Portfolio B                    688
     Emerging Countries Portfolio B                              3,713
     Large Cap Growth Portfolio C                                   31
     Core Growth Portfolio C                                    12,653
     Emerging Growth Portfolio C                                16,227
     Income & Growth Portfolio C                                 5,208
     Balanced Growth Portfolio C                                 1,278
     Government Income Portfolio C                                 475
     International Core Growth Portfolio C                         186
     Worldwide Growth Portfolio C                                5,531
     International Small Cap Growth Portfolio C                    866
     Emerging Countries Portfolio C                              3,069
     Large Cap Growth Institutional Portfolio                       39
     Core Growth Institutional Portfolio                           183
     Emerging Growth Institutional Portfolio                       185
     Income & Growth Institutional Portfolio                       121
     Balanced Growth Institutional Portfolio                        28
     International Core Growth Institutional Portfolio              71
     Worldwide Growth Institutional Portfolio                       79
     International Small Cap Growth Institutional Portfolio         81
     Emerging Countries Institutional Portfolio                    204
     Mini Cap Growth Institutional Portfolio                       317
     Fully Discretionary Institutional Fixed Income Portfolio       13
     Short-Intermediate Institutional Fixed Income Portfolio        15
     Value Institutional Portfolio                                  49
     High Yield Bond Institutional Portfolio                        25
     Strategic Income Institutional Portfolio                       20
     Global Growth & Income Institutional Portfolio                 50
     Large Cap Growth Qualified Portfolio                           12
     Core Growth Qualified Portfolio                               193
     Emerging Growth Qualified Portfolio                            75


                                         C-9

     Income & Growth Qualified Portfolio                            10
     Balanced Growth Qualified Portfolio                             9
     Government Income Qualified Portfolio                           9
     International Core Growth Qualified Portfolio                  25
     Worldwide Growth Qualified Portfolio                            9
     International Small Cap Growth Qualified Portfolio             12
     Emerging Countries Qualified Portfolio                      1,678
     Emerging Markets Bond Institutional Portfolio                  16
     Global Blue Chip Fund                                          80

Item 27. INDEMNIFICATION.

         Registrant's trustees, officers, employees and agents against liabilities incurred by them in connection with the defense or disposition of any action or proceeding in which they may be involved or with which they may be threatened, while in office or thereafter, by reason of being or having been in such office, except with respect to matters as to which it has been determined that they acted with willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their office ("Disabling Conduct").

         Section 8 of Registrant's Administration Agreement, filed herewith as
Exhibit 9.1, provides for the indemnification of Registrant's Administrator against all liabilities incurred by it in performing its obligations under the Agreement, except with respect to matters involving its Disabling Conduct.
Section 9 of Registrant's Distribution Agreement, filed herewith as Exhibit 6, provides for the indemnification of Registrant's Distributor against all liabilities incurred by it in performing its obligations under the Agreement, except with respect to matters involving its Disabling Conduct. Section 4 of the Shareholder Service Agreement, filed herewith as Exhibit 9.3, provides for the indemnification of Registrant's Distributor against all liabilities incurred by it in performing its obligations under the Agreement, except with respect to matters involving its Disabling Conduct.

         Registrant has obtained from a major insurance carrier a trustees' and officers' liability policy covering certain types of errors and omissions.

         Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer, or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

Item 28. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER.

         Nicholas-Applegate Capital Management, the investment adviser to the Master Trust, is a California limited partnership, the general partner of which is Nicholas-Applegate Capital Management, Inc. (the "General Partner"). During the two fiscal years ended December 31, 1996, Nicholas-Applegate Capital Management has engaged principally in the business of providing investment services to institutional and other clients. All of the additional information required by this Item 28 with respect to the Investment Adviser is set forth in the Form ADV, as amended, of Nicholas-Applegate Capital Management (File No. 801-21442), which is incorporated herein by reference.

Item 29. PRINCIPAL UNDERWRITERS.

         (a) Nicholas-Applegate Securities does not act as a principal underwriter, depositor or investment adviser to any investment company other than Registrant.

         (b) Nicholas-Applegate Securities, the Distributor of the shares of Registrant's Portfolios, is a California limited partnership and its general partner is Nicholas-Applegate Capital Management Holdings, L.P. (the "General Partner"). Information is furnished below with respect to the officers, partners and directors of the General Partner and Nicholas-Applegate Securities. The principal business address of such persons is 600 West Broadway, 30th Floor, San Diego, California 92101, except as otherwise indicated below.


                              Positions and              Positions and
Name and Principal            Offices with Principal     Offices with
Business Address              Underwriter                Registrant
----------------              -----------                ----------

Arthur E. Nicholas            Chairman                   None

John D. Wylie                 President                  President

Peter J. Johnson              Vice President             Vice President

Thomas Pindelski              Chief Financial Officer    Chief Financial
                                                          Officer

E. Blake Moore, Jr.           Secretary                  Secretary

Todd Spillane                 Director of Compliance     None

         (c)  Not Applicable.

Item 30. LOCATION OF ACCOUNTS AND RECORDS.

         All accounts, books and other documents required to be maintained by
Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder will be maintained either at the offices of the Registrant (600 West Broadway, 30th Floor, San Diego, California 92101); the Investment Adviser to the Trust and Master Trust, Nicholas-Applegate Capital Management (600 West Broadway, 30th Floor, San Diego, California 92101); the primary administrator for the Trust and Master Trust, Investment Company Administration Corporation (4455 East Camelback Road, Suite 261-E, Phoenix, Arizona 85018); the Custodian, PNC Bank (Airport Business Center, International Court 2, 200 Stevens Drive, Lester, Pennsylvania 19113); or the Transfer and Dividend Disbursing Agent, State Street Bank & Trust Company (2 Heritage Drive, 7th Floor, North Quincy, Massachusetts 02171).

Item 31. MANAGEMENT SERVICES.

         Not Applicable.

Item 32. UNDERTAKINGS.

         Registrant undertakes to file a Post-Effective amendment containing reasonably current financial statements with respect to its Global Technology Fund, which need not be certified, within four to six months from the effective date of this Amendment.

         Registrant hereby undertakes that if it is requested by the holders of at least 10% of its outstanding shares to call a meeting of shareholders for the purpose of voting upon the question of removal of a Trustee, it will do so and will assist in communications with other shareholders as required by Section 16(c) of the Investment Company Act of 1940.

         Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of Registrant's latest annual report to shareholders, upon request and without charge.

                                      SIGNATURES


         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Amendment to Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of San Diego, State of California, on the 17th day of February, 1998.



                                                 NICHOLAS-APPLEGATE MUTUAL
FUNDS



                                                 By John D. Wylie*
                                                    John D. Wylie
                                                    President

         Pursuant to the requirements of the Securities Act of 1933, this Amendment to Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.



John D. Wylie*                Principal Executive        FEBRUARY 17, 1998
--------------------------
                              Officer
John D. Wylie



                              Principal Financial and
Thomas Pindelski*             Accounting Officer         FEBRUARY 17, 1998
--------------------------
Thomas Pindelski



Fred C. Applegate*            Trustee                    FEBRUARY 17, 1998
--------------------------
Fred C. Applegate



Arthur B. Laffer*             Trustee                    FEBRUARY 17, 1998
--------------------------
Arthur B. Laffer



Charles E. Young*             Trustee                    FEBRUARY 17, 1998
--------------------------
Charles E. Young



* s/E. Blake Moore, Jr.
--------------------------
By: E. Blake Moore, Jr.
    Attorney In Fact

                                    EXHIBIT INDEX


                           NICHOLAS-APPLEGATE MUTUAL FUNDS
                                 AMENDMENT NO.  53 TO
                           FORM N-1A REGISTRATION STATEMENT
                                  FILE NO. 811-7428



Exhibit No.        Title of Exhibit



    (11)           CONSENT OF INDEPENDENT AUDITORS.